Registration No. 333-59103

Registration No. 811-03989

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	/	/
Pre-Effective Amendment No.	/	/
Post-Effective Amendment No. 34	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	/	/
Amendment No. 92	/ X /

(Check appropriate box or boxes.)
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor's Principal Executive Offices)	(Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Chad E. Fickett, Assistant General Counsel and Assistant Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-1209

Approximate Date of Proposed Public Offering	Continuous

It is proposed that this filing will become effective (check appropriate space)

immediately upon filing pursuant to paragraph (b) of Rule 485

Xon May 1, 2020 pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ____, 2020 pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account under flexible premium variable joint life insurance policies.

Prospectus

May 1, 2020

Variable Joint Life

Issued by The Northwestern Mutual Life Insurance Company

and the Northwestern Mutual Variable Life Account

This prospectus describes a flexible premium Variable Joint Life Insurance Policy with insurance payable on second death (the “Policy”). You may choose to invest your Net Premiums in up to 30 Divisions of the Northwestern Mutual Variable Life Account (the “Separate Account”), each of which invests in one of the corresponding Portfolios listed below:

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Government Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Russell Investment Funds

U.S. Strategic Equity Fund

U.S. Small Cap Equity Fund

Global Real Estate Securities Fund

International Developed Markets Fund

Strategic Bond Fund

Russell Investment Funds LifePoints®

Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

Please note that the Policy and the Portfolios are not guaranteed to achieve their goals and are not federally insured. The Policy and the Portfolios have not been endorsed by any bank or government agency and are subject to risks, including loss of the principal amount invested.

This Policy is subject to the law of the state in which it is issued. Some of the terms of the Policy may differ from the terms of the Policy delivered in another state because of state specific legal requirements but all material state variations are noted. Other areas where state specific Policy provisions may apply include, but are not limited to:

•	certain investment options and certain Policy features; and
•	portfolio transfer rights.

Please read carefully this prospectus and the accompanying prospectuses for the corresponding Portfolios and keep them for future reference. These prospectuses provide information that you should know before investing in the Policy. No person is authorized to make any representation in connection with the offering of the Policy other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or determined that this prospectus is accurate or complete. It is a criminal offense to state otherwise.

We no longer issue the Policy described in this prospectus. The variable life insurance policies we presently offer are described in separate prospectuses.

Beginning on or after January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Portfolios’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232 free of charge. Instead, your Portfolio annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Portfolio. Your election to receive shareholder reports in paper will apply to all future reports for all Portfolios available under your policy or contract. If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the back cover of this prospectus.

Contents for this Prospectus

Variable Joint Life

•	Flexible Premium Variable Joint Life Insurance Policy
•	Insurance Payable on Second Death

Summary of Benefits and Risks

The following summary identifies some of the benefits and risks of the Policy. It omits important information which is included elsewhere in this prospectus, in the attached mutual fund prospectuses, and in the terms of the Policy. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this prospectus are defined herein or at the end of this prospectus in the Glossary of Terms.

In general, your Policy will lapse or terminate without value if you do not pay sufficient premium before the end of a predetermined grace period to keep your Policy inforce (see “Termination and Reinstatement”). However, if your Policy enters the grace period between March 1, 2020 and June 1, 2020, the state in which your Policy was issued or delivered may require or provide for a longer grace period, allow for the deferral of premium payments, provide for greater allowances to exercise certain contractual rights or benefits, or impose restrictions against Policy lapse or termination in recognition of financial hardships posed by the current public health (COVID-19) crisis, and the Company may offer additional accommodations beyond minimum state requirements as appropriate. Some states may also impose restrictions against Policy lapse or termination during the COVID-19 crisis where the Policy entered the grace period prior to March 1, 2020. Additional extensions of your Policy’s grace period, deferrals of premium payments, greater allowances to exercise certain contractual rights and/or restrictions on Policy lapse may apply in the future but are not guaranteed. Please contact the Company at 1-866-464-3800 for further information.

Benefits of the Policy

Death Benefit    The primary benefit of your Policy is the life insurance protection that it provides. The Death Benefit is payable on the second death while the Policy is in force. The Policy offers a choice of three Death Benefit options:

Option A—Specified Amount;

Option B—Specified Amount plus Policy Value; or

Option C—Specified Amount plus Premiums Paid.

Under each of these options, you selected the Specified Amount when you purchased the Policy. In addition, we will increase the Death Benefit under any of the options if necessary to meet the definitional requirements for life insurance for federal income tax purposes.

Access to Your Values    The Policy provides access to Cash Value while at least one of the Insureds is alive. You may surrender your Policy for the Cash Value at any time during the lifetime of at least one of the Insured persons. You may make a withdrawal of Cash Value. You may borrow from the Company up to 90% of the Policy Value, after the surrender charge has been deducted (and less any existing Policy Debt at the time of the loan), using the Policy as security.

Flexibility    You selected the Death Benefit option and Specified Amount subject to our availability limits. You control the amount and timing of Premium Payments, within limits. You may change the Death Benefit option, or increase or decrease the Specified Amount, subject to our approval. You may direct the allocation of your premiums and apportion the Separate Account assets supporting your Policy among the various Divisions of the Separate Account. Subject to certain limits, you may transfer accumulated amounts from one Division to another.

Income Plan Options    There are several ways of receiving proceeds under the Death Benefit and surrender provisions of the Policy, other than in a lump sum. More detailed information concerning these options is included elsewhere in this prospectus.

Tax Benefits    You are generally not taxed on your Policy’s investment gains until you surrender the Policy or make a withdrawal.

Risks of the Policy

Investment Risk    Your Policy allows you to participate in the investment experience of the Divisions you select. You bear the corresponding investment risks. You will be subject to the risk that the investment performance of the Divisions will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Policy Value will decrease. You could lose everything you invest. You may find a comprehensive discussion of these investment risks in the attached mutual fund prospectuses. You will also be subject to the risk that the investment performance of the Divisions you choose may be less favorable than that of other Divisions, and in order to keep the Policy in force, you may be required to pay more premiums than originally planned.

Default Risk    Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits in excess of Invested Assets in the Separate Account are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.

Policy for Long-Term Protection    Your Policy is designed to serve your need for long-term life insurance protection. It is not suitable for short-term goals. We have not designed the Policies for frequent trading.

Variable Joint Life Prospectus	1

Policy Lapse    Your Policy will lapse if you do not pay sufficient premium to keep it in force. Favorable investment experience will reduce the amount of premium you need to pay to keep the Policy in force, but we do not guarantee investment experience. Policy loans or withdrawals of Cash Value may increase the premium needed to keep the Policy in force.

Policy Loan Risks    A loan, whether or not repaid, will affect your Policy Value over time because the amounts borrowed do not participate in the investment performance of the Divisions. The effect of a loan may be either favorable or unfavorable, depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions; in addition, a charge is deducted from the Policy Value each month while there is Policy Debt. The Death Benefit is reduced by the amount of any Policy Debt outstanding. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, is extinguished by applying the Policy Value to repay it. Under the Internal Revenue Code, this transaction is a distribution form the life insurance policy. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Value and increases the risk that your Policy will lapse.

Limitations on Access to Your Values    A withdrawal of Cash Value may not reduce the loan value to less than any Policy Debt outstanding. The withdrawal amount may not reduce the Specified Amount to less than the minimum amount we would issue at the time of withdrawal. Following a withdrawal the remaining Cash Value must be at least three times the current monthly charges for the cost of insurance and other expenses. The minimum amount for a withdrawal is $250. A withdrawal of Cash Value will reduce the Death Benefit.

Adverse Tax Consequences    Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this prospectus. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code. Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% premature withdrawal penalty if taken before the Owner attains 59 1⁄2. In addition, excessive Policy loans could cause a Policy to terminate with no value with which to pay the tax liability. In addition, under current tax law, please note that you may no longer change Insureds on your Policy. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).

Risk of an Increase in Current Fees and Expenses    Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount of premiums to keep the Policy in force.

2	Variable Joint Life Prospectus

Fee and Expense Tables

The following tables describe the fees and expenses that are payable when a Policy is bought, owned, or surrendered. See “Charges and Expenses” for a more detailed description.

Transaction Fees

The first table describes the fees and expenses that are payable when you pay premiums, transfer amounts between Divisions, make a withdrawal, change the Specified Amount or change the Death Benefit option. Certain fees applicable to your Policy depend on your Policy Anniversary and state in which the Policy was issued. Please see “Policy Anniversary” in the Glossary of Terms to help you understand how it will affect the charges applicable to your Policy.

Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	3.6% of the premium (includes both “Premium Tax Charge” and “Federal Deferred Acquisition Cost Charge”)	2% of the premium[1]
Federal Deferred Acquisition Cost Charge[2]	Upon each Premium Payment

Was your Policy either (i) issued in a state other than California, New York or Texas, or (ii) issued in California, New York or Texas with a Policy Anniversary on or after March 1st?

If yes, then your current charge is:

Prior to your 2020 Policy Anniversary: 0.80% of Premium Payment.

On and after your 2020 Policy Anniversary: 0.85% of Premium Payment.

If no (i.e., your Policy was issued in California, New York, or Texas with a Policy Anniversary before March 1st), then your current charge is:

Prior to your 2021 Policy Anniversary, 0.80% of Premium Payment.

On and after your 2021 Policy Anniversary, 0.85% of Premium Payment.

Sales Load	Upon each Premium Payment	Same as current amount	Up to 6.4% of Target Premium for the first 10 Policy Years; up to 2.4% thereafter[3] and on all premiums in excess of Target Premium for all Policy Years
Fee for Transfer of Assets, Withdrawals or Change of Specified Amount	When you make more than 12 transfers of assets among the Separate Account Divisions in a Policy Year, make withdrawals or change the Specified Amount more than once in a Policy Year	$25	Currently waived
Fee for Change in the Death Benefit Option	Upon a change in the Death Benefit option	$250	Currently waived
Surrender Charge	Upon surrender during the first ten Policy Years	$50 per $1,000 of initial Specified Amount for any combination of Issue Age, sex, and underwriting classification	50% of the premiums paid in the first Policy Year grading to zero at the end of the tenth Policy Year[4]
Expedited Delivery Charge[5]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[6]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[5]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[6]	$25 per transfer (up to $50 for international wires)

Variable Joint Life Prospectus	3

[1]	See “Information about the Policy—Premiums” for more information.
[2]

This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990 (“OBRA”), as amended, insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. This charge compensates us for the additional corporate income tax burden resulting from OBRA.

[3]

The sales load in Policy Years 1-10 is applied to the premiums paid up to the Target Premium. All other premiums are charged a 2.4% sales load. The Target Premium is a hypothetical annual premium, which varies based on factors including but not limited to the initial Specified Amount and the characteristics of the Insured persons, such as Issue Age, sex and underwriting classification. Please see “Target Premium” in the Glossary of Terms.

[4]

The surrender charge percentage is applied to the premiums actually paid during the first Policy Year or the Target Premium, whichever is less. The percentage remains level during Policy Year one, and declines monthly to zero during Policy Years two through ten. For more information on the surrender charge, see “Charges and Expenses – Surrender Charge” in this prospectus. The “Schedule of Maximum Charges” to your Policy will indicate the maximum surrender charges applicable to your Policy.

[5]	This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
[6]

The Maximum Guaranteed Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Maximum Guaranteed Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. ”CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.

Periodic Charges (Other than Portfolio Operating Expenses)1

The table below describes the fees and expenses, other than operating expenses for the Portfolios that you will pay periodically during the time that you own the Policy. Certain fees applicable to your Policy depend on your Policy Anniversary and state in which the Policy was issued. Please see and “Policy Anniversary” in the Glossary of Terms to help you understand how they will affect the charges applicable to your Policy.

Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge
Monthly Policy Charge—Cost of Insurance Charge[2,3]
Maximum Charge[4]	Monthly, on each Monthly Processing Date	Same as current amount	$1,000 per year per $1,000 of net amount at risk
Minimum Charge[5]	Monthly, on each Monthly Processing Date	Same as current amount	$0.001 per year per $1,000 of net amount at risk
Charge for one male and one female Insured, Issue Ages 44, Select Non-Smoker underwriting classification in the twentieth Policy Year (varies by Policy Year)[6]	Monthly, on each Monthly Processing Date	$3 per year per $1,000 of net amount at risk in the twentieth Policy Year[7]	$0.16 per year per $1,000 of net amount at risk in the twentieth Policy Year[6]
Monthly Policy Charge—Mortality and Expense Risk Charge
Monthly Policy Charge—Mortality and Expense Risk Charge—Invested Assets Component[8]	Monthly, on each Monthly Processing Date	0.90% annually (monthly rate of 0.075%) of the Policy Value, less any Policy Debt

Was your Policy either (i) issued in a state other than California, New York or Texas, or (ii) issued in California, New York or Texas with a Policy Anniversary on or after March 1st?

If yes, then your current charge is:

Prior to your 2020 Policy Anniversary:

0.00% annually (monthly rate of 0.00%) of the Policy Value less any Policy Debt

On and after your 2020 Policy Anniversary:

0.12% annually (monthly rate of 0.01%) of the Policy Value less any Policy Debt

If no (i.e., your Policy was issued in California, New York, or Texas with a Policy Anniversary before March 1st), then your current charge is:

4	Variable Joint Life Prospectus

Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge

Prior to your 2021 Policy Anniversary:

0.00% annually (monthly rate of 0.0000000%) of the Policy Value less any Policy Debt

On and after your 2021 Policy Anniversary:

0.12% annually (monthly rate of 0.01%) of the Policy Value less any Policy Debt

Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount Component[3]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[8]		Same as current amount	Monthly rate of $0.14 per $1,000 of initial Specified Amount
Minimum Charge[9]		Same as current amount	Monthly rate of $0.003 per $1,000 of initial Specified Amount
Charge for Insureds Issue Ages 44		Same as current amount	Monthly rate of $0.03 per $1,000 of initial Specified Amount
Monthly Policy Charge—Administrative Charge	Monthly, on each Monthly Processing Date	$8 (monthly)	$8 (monthly)
Monthly Policy Charge—Underwriting and Issue Charge[3],[10]
Maximum Charge[11]	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	Monthly rate of $0.04 per $1,000 of initial Specified Amount
Minimum Charge[12]	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	Monthly rate of $0.02 per $1,000 of initial Specified Amount
Charge for Insureds Issue Ages 44, Select Non-Smoker underwriting classification	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	Monthly rate of $0.02 per $1,000 of initial Specified Amount
Monthly Policy Charge—Deferred Sales Charge	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current amount	7.5% annually (monthly rate of 0.625%) for the first ten Policy Years. (The charge for each Policy Year is applied to the cumulative amount of premiums paid during the first Policy Year, up to the Target Premium.)
Monthly Policy Charge—Charge for Expenses and Taxes Associated with Any Policy Debt[13]	Monthly, on each Monthly Processing Date when there is Policy Debt	2% annually (monthly rate of 0.16667%) of outstanding Policy Debt

Was your Policy either (i) issued in a state other than California, New York or Texas, or (ii) issued in California, New York or Texas with a Policy Anniversary on or after March 1st?

If yes, then your current charge is:

Prior to your 2020 Policy Anniversary:

0.90% annually (monthly rate of 0.0750%) of outstanding Policy Debt for the first ten Policy Years; 0.35% annually (monthly rate of 0.02917%) thereafter

On and after your 2020 Policy Anniversary:

0.95% annually (monthly rate of 0. 07917%) of outstanding Policy Debt for the first ten Policy Years; 0. 40% annually (monthly rate of 0.03333%) thereafter

Variable Joint Life Prospectus	5

Charge	When Charge is Deducted	Maximum Guaranteed Charge	Current Charge

If no (i.e., your Policy was issued in California, New York, or Texas with a Policy Anniversary before March 1st), then your current charge is:

Prior to your 2021 Policy Anniversary:

0.90% annually (monthly rate of 0.0750%) of outstanding Policy Debt for the first ten Policy Years; 0.35% annually (monthly rate of 0.02917%) thereafter

On and after your 2021 Policy:

0. 95% annually (monthly rate of 0. 07917%) of outstanding Policy Debt for the first ten Policy Years; 0. 40% annually (monthly rate of 0. 03333%) thereafter

[1]

The charges described in this table may vary based upon factors including but not limited to one or more of the following characteristics: Insureds’ Issue Ages, sex, and underwriting classifications; initial Specified Amount; Target Premium; Policy Date and Policy Year. All charges in the table expressed in dollars have been rounded to the nearest dollar, where appropriate, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary.

[2]

The Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the difference between the Death Benefit and the Policy Value. The cost of insurance rate reflects factors including but not limited to the Issue Age, sex and underwriting classification of the Insured persons, the Policy Date and Policy Year. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).

[3]

The charge varies based on individual characteristics. The rates shown in the table may not be representative of the charge a particular Owner may pay. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).

[4]

The maximum Cost of Insurance Charge assumes that the Insureds have the following characteristics: one male and one female, Attained Age 100 of the younger Insured, both substandard underwriting classification. The maximum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.

[5]

The minimum Cost of Insurance Charge assumes that the Policy is in the first Policy Year, and that the Insureds have the following characteristics: both female, both Issue Age 20, both Premier Non-Tobacco classification. The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.

[6]	Generally, the cost of insurance rate will increase each Policy Year.
[7]

The maximum guaranteed cost of insurance rate will exceed the current rate in most Policy Years. Generally, the rate will increase each Policy Year.[8] The maximum Mortality and Expense Risk Charge—Specified Amount Component assumes that the Insureds have the following characteristics: one male and one female, Issue Ages 75 and older.

[9]	The minimum Mortality and Expense Risk Charge—Specified Amount Component assumes that the Insureds have the following characteristics: one male and one female, Issue Ages 25 and younger.
[10]

The charge may not exceed $900-$2,100 annually ($75-$175 monthly amount) based on the underwriting classification of the Insureds on the Date of Issue. This charge is based on the underwriting classification of the Insureds on the Date of Issue, subject to a maximum amount not to exceed $900-$2,100 ($75-$175 monthly amount), which is based on underwriting classification.

[11]	The maximum Underwriting and Issue Charge assumes that the Insureds have the following characteristic: substandard underwriting classification.
[12]	The minimum Underwriting and Issue Charge assumes that the Insureds have the following characteristic: standard underwriting classification.
[13]

The charge is applied to the Policy Debt. It is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets. We add unpaid interest to the amount of the loan. Interest on a Policy loan accrues and is payable on a daily basis at an annual effective rate of 5%. The amount of the Policy loan will be transferred from the Divisions to our General Account and credited on a daily basis with an annual earnings rate equal to the 5% Policy loan interest rate. When the younger insured is at or above Attained Age 100 (or would be, if alive), the current Charge for Expenses and Taxes Associated with Any Policy Debt is 0.00%

Annual Portfolio Operating Expenses

The table below shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution fees (if applicable) and other expenses of the Portfolios that you may pay periodically during the time you own the Policy. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2019. Fees are deducted from, and expenses are paid out of, the assets of the Portfolios that are described in the prospectuses for the Funds. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.21%	1.43%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	1.25%

*

The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

For more information about voluntary fee waivers that may be in place, see the “Charges and Expenses” section.

6	Variable Joint Life Prospectus

Northwestern Mutual

The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual were over $290 billion as of December 31, 2019. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

“Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this prospectus mean The Northwestern Mutual Life Insurance Company.

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to Invested Assets in the Separate

Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the Separate Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.

Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.

Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:

•	operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
•	invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased;

•	transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;

•	on behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to the Policies supported by the Separate Account to the General Account (Invested Assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);

•	register or deregister the Separate Account under the 1940 Act or change its classification under that Act;

•	create new separate accounts;

•	add, delete or make changes to the securities and other assets held or purchased by the Separate Account;

•	restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and

•	make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.

Variable Joint Life Prospectus	7

The Funds

A variety of investment options are made available under the Policy for the allocation of your premiums. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.

The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

The investment objectives of each Portfolio are set forth below. There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of each Portfolio, in the attached Portfolio prospectuses. Read the prospectuses for the Portfolios carefully before investing. Please see the prospectuses for the Portfolios for a discussion of the potential risks and conflicts presented by the use of a Portfolio as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc. (the “Series Fund”)

The principal investment adviser for the Portfolios of the Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Series Fund. MSA employs a staff of investment professionals to manage the assets of the Series Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Series Fund for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	T. Rowe Price Associates, Inc.
Focused Appreciation Portfolio	Long-term growth of capital	Loomis, Sayles & Company, L.P.
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Wellington Management Company LLP
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A

8	Variable Joint Life Prospectus

Portfolio	Investment Objective	Sub-adviser (if applicable)
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	FIAM LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Aberdeen Asset Managers Limited
Government Money Market Portfolio(1)	Maximum current income to the extent consistent with liquidity and stability of capital	BlackRock Advisors, LLC
Short-Term Bond Portfolio	To provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio(2)	High current income and capital appreciation	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

(1)

Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.

(2)	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products

The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively. The Separate Account buys Initial Class shares of the Portfolios. The investment adviser for the Portfolios is the Fidelity Management & Research Company (FMR). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc. (Please note that as a result of a transaction effected at or around May 1, 2020, some systems and forms may temporarily reference Service Class 2 shares of the Portfolio, which is no longer available under the Policy.)

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

Variable Joint Life Prospectus	9

Neuberger Berman Advisers Management Trust

The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Investment Advisers LLC.

Portfolio	Investment Objective
Sustainable Equity Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria

Russell Investment Funds

The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC (“RIM”). RIM is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
U.S. Strategic Equity Fund	Long-term growth of capital
U.S. Small Cap Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
International Developed Markets Fund	Long-term growth of capital
Strategic Bond Fund	Provide total return
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long-term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above-average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation; and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust

The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys Class 2 shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC. (Please note that as a result of a transaction effected at or around May 1, 2020, some systems and forms may temporarily reference Class 1 shares of the Portfolio, which is no longer available under the Policy.)

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive

The Policy makes available both proprietary and non-proprietary Portfolios. The Series Fund is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Policy, we consider during the selection process whether a Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of accumulated amounts if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Policy Value of your Policy resulting from the performance of the Portfolios you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Policy. These payments may be derived, in whole or in part,

10	Variable Joint Life Prospectus

from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Policies and Portfolios. The Company and its affiliates may profit from these payments.

While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliate may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.

Information About the Policy

We are no longer issuing this Policy.

This prospectus describes the material provisions of the Policy. You should consult your Policy for more information about its terms and conditions, and for any state specific variations that may apply to your Policy.

Availability Limitations

Generally, the Policy was available for Insureds between Issue Ages 20-85. A minimum Specified Amount of at least $1,000,000 was required if the older Insured’s Issue Age was 20-49 and $500,000 if the older Insured’s Issue Age was 50-85.

Premiums

The Policy permits you to pay premiums at any time before the Policy Anniversary that is nearest the 95th birthday of the younger Insured and in any amounts within the limits described in this section.

We used the Specified Amount you selected when you purchased the Policy to determine the minimum initial premium required to put your Policy in force. The minimum initial premium varies with factors including but not limited to the Issue Age, sex, and underwriting classification of the Insured persons.

After a Policy is issued, there are no minimum premiums, except that we will not accept a premium of less than $25. The Policy will remain in force during the lifetime of at least one of the Insured persons so long as the Cash Value is sufficient to pay the Monthly Policy Charge. If there is Policy Debt, payments at our Home Office will be treated as payments to reduce Policy Debt unless designated as Premium Payments.

The Policy sets no maximum on premiums, but we will accept a premium that would increase the net amount at risk only if the insurance, as increased, will be within our issue limits, the Insureds meet our insurability requirements and we receive the premium prior to the Policy anniversary nearest the older Insured’s 85th birthday. If you have elected the Guideline Premium/Cash Value Corridor Test (see “Death Benefit—Minimum Death Benefit”), we will not accept a premium if it would disqualify the Policy as life insurance for federal income tax purposes. We will accept a premium, however, even if it would cause the Policy to be classified as a MEC. (See “Tax Considerations”).

You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Premium Payments by check or electronic funds transfer (“EFT”). Net Premiums are placed in the Separate Account on the date we receive your Premium Payment in Good Order at our Home Office and are credited at the Unit Value determined as of the date of receipt. Premiums received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and credited on that Valuation Date. If received on or after the close of trading on a Valuation Date, or on a day other than a Valuation Date, they are deemed to be received and credited on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements. We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Policy Value. We have the right to limit or refund a Premium Payment or make distributions from the Policy as necessary to continue to qualify the Policy as life insurance

Variable Joint Life Prospectus	11

under federal tax law, including the classification of your Policy as a modified endowment contract. If mandated under applicable law, we may be required to reject a Premium Payment. We may accept a premium at the direction of the Owner, however, even if it would cause the Policy to be classified as a modified endowment contract. If we receive a Premium Payment before its due date in circumstances where allocating such Premium to your Policy could result in your Policy failing to qualify as life insurance or being classified as a modified endowment contract, or where the Premium Payment was intended to be applied as of its due date, depending on your or your Financial Representative’s instructions we may hold the Premium or partial Premium Payment in a non-interest bearing account until its due date, at which time we will allocate your payment to the Divisions. We may also be required to provide information about you and your account to government regulators. Although we do not anticipate delays in our receipt and processing of premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums. (See “Allocating Premiums to the Separate Account”).

Please note that the Company has established a limited Premium repayment program (the “Program”) in response to one or more states requiring the deferral of premium payments in certain circumstances for those policyowners who are unable to pay due to financial hardship caused by the COVID-19 crisis. In limited circumstances involving premiums past due (e.g., payments necessary to reinstate your Policy, to prevent lapse or to maintain your death benefit guarantee), the Company may credit appropriate past due premium payments on your behalf, such amounts to be repaid to the Company in monthly installments. Policy Owners who participate in the Program are subject to its rules and requirements, which may include, without limitation, Policy Owners agreeing to a repayment schedule in writing and certifying that amounts deferred under the Program could not be paid due to a financial hardship caused by COVID-19. The Company does not currently charge interests on amounts advanced under the Program but may do so in the future, such interest not to exceed a rate of 8% on amounts deferred. Premiums added to your Policy under the Program will be in amounts and at a time appropriate to cover premium past due obligations, assuming we have all the required paperwork in Good Order necessary to process such amounts. Inability to repay the Company for amounts paid on behalf of an Owner under the Program may result in denial of access to the Program, reductions of your Policy’s value (or to the extent allowable by applicable law deductions from any benefit payments, premium refunds or other payments otherwise payable from the Company) to cover amounts owed the Company under the Program, and/or the future lapse or loss of any guarantees that require minimum premiums no longer eligible to be paid by the Company under the Program. Certain aspects of the Program may not be available in every state. Please contact the Company at 1-866-464-3800 for further information.

Policy Value

The Policy Value is the cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the current monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt.

Death Benefit

Death Benefit Options    The Death Benefit is payable on the second death while the Policy is in force. The Policy provides for three Death Benefit options:

•	Specified Amount (Option A)

•	Specified Amount plus Policy Value (Option B), (see “Policy Value” above)

•	Specified Amount plus Premiums Paid (Option C)

The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as life insurance under federal tax law. You selected the Specified Amount when you purchased the Policy and you may make changes, generally upon written request, subject to our approval. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.

The selected Death Benefit option will be in effect before the Policy Anniversary nearest the 100th birthday of the younger Insured (whether that Insured survived to age 100 or not), and the Death Benefit will be equal to the Policy Value on or after that Policy Anniversary. The investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Policy Value and/or your Death Benefit.

The Death Benefit will be paid on the death of the second of the Insureds to die while the Policy is in force. The amount payable will be reduced by the amount of any Policy Debt and any Monthly Policy Charges due and unpaid if the second death occurs during a grace period. (See “Termination and Reinstatement”). Subject to the terms and conditions of the Policy and any applicable Income Plan, Death Benefit proceeds will usually be paid to a beneficiary or other payee within seven days after we receive all satisfactory proof of the deaths of both Insureds is received in our Home Office. The amount of proceeds will be determined as of the date of the second death. We will pay interest on the proceeds from that date until payment is made. However, we may postpone payment after proof of death whenever the NYSE is closed or restricted (other than on customary weekend and holidays) or if the SEC permits such a delay by rule, order or declaration. During any such postponement, proceeds will be held in our General account and are subject to the claims of our creditors.

If an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, the Company currently permits the Death Benefit, less any Policy Debt, to be paid under an

12	Variable Joint Life Prospectus

Income Plan selected by your beneficiary after the death of the second of the Insureds to die. Available Income Plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans. Generally, (1) an interest income plan accrues interest on the Death Benefit, the interest may be received monthly, and any remaining proceeds or interest may be withdrawn at any time; (2) an installment income plan pays the Death Benefit in installments for a fixed period of time, and any remaining proceeds may be withdrawn at any time; and (3) a life income plan makes payments monthly for a chosen period and after that, for the life of the person on whose life the payments are based (or two persons if the joint option is selected). If available, any proceeds added to increase the amount payable under a monthly income plan may be subject to a 2.00% expense charge plus any applicable state premium tax. The choice of Income Plans will vary depending on financial situation and the amount of income desired monthly for a chosen time period. The Owner may elect the Income Plan while at least one of the Insureds is living or, if the second Insured to die is not the Owner, during the first 60 days after the second Insured’s date of death. An Income Plan that is elected by the Owner will take effect on the date of death of the second Insured to die if the notice of election is received in our Home Office while at least one of the Insureds is living. In all other cases, the Income Plan will take effect on the date of receipt of the notice of election. If no Income Plan is elected, the benefit is paid to the beneficiary with interest based on rates declared by the Company or as required by applicable state law on the date of death of the second Insured. Payments under these plans are from our General Account, and are subject to the claims of our creditors.

Minimum Death Benefit    The Minimum Death Benefit is the amount required to maintain the Policy as life insurance for Federal income tax purposes. Under any of the Death Benefit options, or on or after the Policy Anniversary nearest the 100th birthday of the younger Insured, we will increase the Death Benefit if necessary to meet this requirement.

A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes: the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy to meet minimum ratios, or multiples, of Death Benefit to the Policy Value. The minimum multiple decreases as the age of the Insured persons advances. You made the choice of testing methods when you purchased the Policy and it may not be changed.

For the Guideline Premium/Cash Value Corridor Test the minimum multiples of Death Benefit to the Policy Value are shown in the following table. The Attained Age of the younger Insured is used even if the younger Insured is no longer living.

Guideline Premium/Cash Value Corridor Test Multiples Younger Insured Age

Attained Age	Policy Value %	Attained Age	Policy Value %
40 or under	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	115
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 or over	100
60	130

For the Cash Value Accumulation Test, the minimum multiples of Death Benefit to the Policy Value are calculated using net single premiums based on the Attained Age of both Insureds and the Policy’s underwriting classification, and using a 4% interest rate.

The Guideline Premium/Cash Value Corridor Test generally has lower minimum multiples than the Cash Value Accumulation Test, usually resulting in better Cash Value accumulation for a given amount of premium and Specified Amount. This is because the Guideline Premium/Cash Value Corridor Test generally requires a lower Death Benefit and therefore a lower cost of insurance charge. The Guideline Premium/Cash Value Corridor Test limits the amount of premium that may be paid in each Policy Year. The Cash Value Accumulation Test has no such annual limitation, and allows more premium to be paid during the early Policy Years.

Death Benefit Changes    You may change the Death Benefit option, or increase or decrease the Specified Amount, subject to our approval. Changes are subject to insurability requirements and issue limits. We will not permit a change if it results in a Specified Amount less than what we would issue on that date for similar policies. For additional requirements see “Modifying the Policy.”

If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option or an increase or decrease in the Specified Amount will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative may notify you in

Variable Joint Life Prospectus	13

writing, by telephone or by email in an effort to conform your request to our then-current requirements.

Administrative charges of up to $250 for a change in the Death Benefit option, and up to $25 per change for more than one change in the Specified Amount in a Policy Year, may apply. We will deduct any such charges from the Policy Value. We are currently waiving these charges.

A change in the Death Benefit option, or an increase or decrease in the Specified Amount, may have important tax effects. (See “Tax Considerations”). The cost of insurance charge will increase if a change results in a larger net amount at risk. (See “Charges against the Policy Value”).

Allocating Premiums to the Separate Account

Net Premiums are allocated into the Divisions as you directed in the Application for your Policy or in subsequent requests to change your allocations. You may change the allocation for future Net Premiums at any time. The change will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, we will continue to credit Net Premiums to your Policy according to the allocation instructions then in effect and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Investment returns from amounts allocated to the Divisions will vary with the investment performance of the Divisions and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Divisions. You should periodically review your allocation instructions in light of market conditions and your overall life insurance and financial objectives. Your Financial Representative may provide us with instructions on your behalf involving the allocation of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading.

You may request allocation changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. You may also submit allocation instructions via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.

Transfer Between Divisions    Subject to the short-term and excessive trading limitations described below, you may transfer accumulated amounts from one Division to another so long as you are invested in no more than 30 Divisions at a time. Transfer requests will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is currently charged, we reserve the right where allowed by state law to charge a transfer fee of $25. We would deduct this charge from each Division in proportion to the amounts in each Division after the transfer. See “Charges and Expenses” for more information. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Where allowed by state law, the Company reserves the right to impose a minimum and/or maximum size on transfer amounts. Your Financial Representative may provide us with instructions on your behalf involving the transfer of accumulated amounts among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.

You may request transfers in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. You may also submit transfer instructions via the Internet at www.northwesternmutual.com in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.

Short-Term and Excessive Trading    Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under

14	Variable Joint Life Prospectus

the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two more such round trip transfers within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Policy Year, including the year in which the first such round trip transfer was made. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

Policies such as yours (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.

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If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities, and future investments and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.

Automatic Dollar-Cost Averaging

With Dollar-Cost Averaging, you can arrange to have a regular amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly from the Government Money Market Division into the Division(s) you have chosen. Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit a request to our Home Office to stop such transfers, whichever is earlier. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. There is no charge for the Dollar-Cost Averaging. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar-cost averaging does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your Financial Representative before deciding whether to elect DCA.

Portfolio Rebalancing

Over time, portfolio rebalancing helps you maintain your allocations among the Divisions you have chosen. If you elect portfolio rebalancing, your Invested Assets are periodically rebalanced in accordance with our procedures to return your allocation to the percentages you specify. Portfolio rebalancing may reduce the amount of Policy Value allocated to better performing Divisions.

You may choose to rebalance monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for portfolio rebalancing. You may have elected portfolio rebalancing in the Application. Subject to any limitations imposed by our short-term and excessive trading policies and procedures, you may also elect portfolio rebalancing and modify or terminate your election at any time by submitting a request to our Home Office. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Representative may provide us with change requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. If you make transfers through our website, your portfolio rebalancing will end and you will need to make a new election if you want portfolio rebalancing to continue. We may modify, limit, suspend or discontinue this feature at any time.

Allocation Models

The Company currently makes available allocation models at no extra charge for amounts invested in the Divisions. An Owner can select only one model at a time. Each of the four models currently available (Moderately Conservative, Balanced, Aggressive, Very Aggressive) is comprised of a combination of Divisions that hold Portfolios representing various asset classes with various levels of risk tolerance. Generally, the four models can be characterized as follows:

Moderately Conservative	This combination of Divisions with Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve principal, provide liquidity and income and to seek modest growth.
Balanced	This combination of Divisions with Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the volatility of high-risk investments.
Aggressive	This combination of Divisions with Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

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Very Aggressive	This combination of Divisions with Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their Financial Representative or by calling Advanced Markets Operations at 1-866-464-3800. There will be no automatic rebalancing to these models unless the Owner choses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should contact their Financial Representative for more information about available allocation models (including the specific asset mixes of available models) and whether investment in a model is appropriate for them.

Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Policy (see “Substitution of Portfolio Shares and Other Changes” below for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, or liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers” above for more information about how to change portfolio allocations).

Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.

Charges and Expenses

Premium Expense Charges    We deduct a charge from each premium for state premium taxes (Premium Tax Charge) and a portion of our federal corporate income taxes attributable to policy acquisition expenses. Premium taxes vary from state to state and currently range from 0.0% to 3.5% of life insurance premiums. Some jurisdictions within a state may charge an additional premium tax in certain circumstances. Currently, we charge 2.00% regardless of the state (or other jurisdiction) in which you live. We reserve the right to deduct a higher or lower amount or percentage from Premium Payments in the future to cover theses taxes. The amount deducted may be more or less than the total percentage charged by your state (and/or other jurisdiction) of residence.

Due to a 1990 federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deducting such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge against each Premium Payment to compensate us for the additional corporate tax burden. Prior to you 2020 Policy Anniversary, your current charge is 0.80% of Premium Payment. On and after your 2020 Policy Anniversary your current charge is 0.85% of each Premium Payment. The timing of the change in charges is different for policies issued in California, New York, and Texas with a Policy Anniversary before March 1st (see “Fee and Expense Tables”). We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. The Premium Tax Charge and the Federal Deferred Acquisition Cost Charge may each vary in amount.

We deduct a sales load from each premium. We expect to recover our expenses of selling and advertising (“distribution expenses”) from this amount. The charge is 6.4% of the premiums up to the Target Premium paid for the first ten Policy Years, and 2.4% of all other premiums. The amounts we deduct for costs in a Policy Year are not specifically related to distribution expenses incurred in that year. To the extent that distribution expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the monthly charge against the Policy Value for the mortality and expense risks we have assumed, as described below. To the extent that the amounts deducted for distribution expenses exceed the amounts needed, we will realize a gain.

Charges Against the Policy Value    We deduct a Monthly Policy Charge from the Policy Value on each Monthly Processing Date. (See “Policy Value”). The Monthly Policy Charge includes (1) the Cost of Insurance Charge, (2) the Mortality and Expense Risk Charge—Invested Assets Component, (3) the Mortality and Expense Risk Charge—Specified Amount Component, (4) the Administrative Charge, (5) the Underwriting and Issue Charge, (6) the Deferred Sales

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Charge and (7) the charge for the expenses and taxes associated with any Policy Debt. These seven components of the Monthly Policy Charge are described in the following seven paragraphs.

As part of the Monthly Policy Charge, we deduct the Cost of Insurance Charge from the Policy Value on each Monthly Processing Date. We determine the amount by multiplying the net amount at risk by the cost of insurance rate. The net amount at risk is the difference between the Death Benefit and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of premiums, and the charges and expenses for the Policy. The cost of insurance rate reflects the Policy Date, Policy Year, and factors including but not limited to the Issue Age, sex and underwriting classification of the Insured persons. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The maximum cost of insurance rates are included in the Policy. The Cost of Insurance Charge covers the cost of mortality and some expenses. We may realize gain from this charge to the extent the charge exceeds our costs attributable to the charge, in which case the gain may be used for any Company purpose.

As part of the Monthly Policy Charge, we also deduct from the Policy Value the Mortality and Expense Risk Charge-Invested Assets Component. The maximum amount of the Invested Assets component is equal to an annual rate of 0.90% (0.075% monthly rate) of the Policy Value, less any Policy Debt. Prior to your 2020 Policy Anniversary, your current charge is equal to an annual rate of 0.00% (0.00% monthly rate) of the Policy Value, less any Policy Debt. On or after your 2020 Policy Anniversary, your current charge is 0.12% (0.01% monthly rate) of the Policy Value, less any policy Debt. The timing of the change in charges is different for policies issued in California, New York, and Texas with a Policy Anniversary before March 1st (see “Fee and Expense Tables”). The mortality risk is that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose.

As part of the Monthly Policy Charge, we deduct from the Policy Value the Mortality and Expense Risk Charge—Specified Amount Component. The Specified Amount component is based on the initial Specified Amount and the Issue Ages of the Insured persons, and applies only during the first 10 Policy Years. The range on a monthly basis is from $0.003 per $1,000 of initial Specified Amount if both Insured persons are Issue Age 25 or younger, up to $0.14 (monthly) per $1,000 of initial Specified Amount if both Insured persons are issue age 72 or older. A table of rates and an example are included in Appendix A. The mortality risk is that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs, including other costs such as those related to marketing and distribution. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies, in which case the gain may be used for any Company purpose.

As part of the Monthly Policy Charge, we deduct the Administrative Charge of not more than $8 monthly. This charge is currently $8 monthly. This charge is for administrative expenses, including costs of premium collection, processing claims, keeping records and communicating with Owners. We do not expect to profit from this charge.

As part of the Monthly Policy Charge, we deduct the Underwriting and Issue Charge based on the initial Specified Amount and the underwriting classification of the Insureds on the Date of Issue. This charge applies only during the first 10 Policy Years. The range is from $0.02 to $0.04 (monthly) per $1,000 of initial Specified Amount, with a maximum monthly charge of $75 to $175.

As part of the Monthly Policy Charge, we deduct the Deferred Sales Charge. This charge for sales expenses is deducted only during the first ten Policy Years. The charge is 7.5% (0.625% monthly rate) of cumulative premiums paid during the first Policy Year (up to the Target Premium). The charge applied during Policy Years 2-10 is equal to 0.625% per month times the cumulative premium paid in the first Policy Year (up to the Target Premium). This charge is for sales expenses.

As part of the Monthly Policy Charge, we deduct a charge for the expenses and taxes associated with the Policy Debt, if any. The aggregate charge when the younger Insured is (or would be if alive) Attained Age 99 and below, prior to your 2020 Policy Anniversary, is at the current annual rate of 0.90% (0.075% monthly rate) of the Policy Debt for the first 10 Policy Years and 0.35% (0.02917% monthly rate) thereafter. On or after your 2020 Policy Anniversary, the current annual rate is 0.95% (0.07917% monthly rate) of the Policy Debt for the first 10 Policy Years and 0.40% (0.03333% monthly rate) thereafter. The timing of the change in charges is different for policies issued in California, New York, and Texas with a Policy Anniversary before March 1st (see “Fee and Expense Tables”). The aggregate charge when the younger Insured is (or would be, if alive) Attained Age 100 and above is at the current annual rate of 0.00% annually of the Policy Debt.

The Policy provides for transaction fees to be deducted from the Policy Value on the dates on which transactions take place. These charges are $25 per change for more than one change in the Specified Amount in a Policy Year, $25 per withdrawal, and $25 per transfer of assets among the Divisions if more than twelve transfers take place in a Policy Year. The fee for a change in the Death Benefit option is $250. Currently we are waiving all of these fees.

You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international transfers) and a $15 fee

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(up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.

We will apportion deductions from the Policy Value among the Divisions in proportion to the amounts invested in the Divisions. For policies with the Monthly Charges From One Division Amendment, the Owner may elect in writing to have the Monthly Policy Charge deducted from one Division. We reserve the right to determine which Divisions to make available for this election. Currently, the Government Money Market Division is available for this election. If the amount in the specified Division is not sufficient to pay these charges, the remainder of these charges is deducted from each Division in proportion to the amounts invested in the Divisions.

All charges in this section expressed in dollars have been rounded to the nearest dollar, where appropriate, and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary.

Surrender Charge    A surrender charge will be deducted from the Policy proceeds during the first ten Policy Years if the Policy is surrendered. The surrender charge during the first Policy Year is 50% of the Premium Payments paid up to the Target Premium. Beginning with the second Policy Year, the surrender charge decreases by a consistent dollar amount month by month to zero at the end of the tenth Policy Year. The Target Premium, and therefore the maximum surrender charge, depends on factors including but not limited to the Issue Age, sex and underwriting classification of the Insured persons. For example, for a male and female, both in the best underwriting classification and both Issue Age 55, the maximum surrender charge, where the Target Premium or more is paid and the Policy is surrendered during the first Policy Year, would be $9.29 per $1,000 of initial Specified Amount. The surrender charge will never exceed $50 per $1,000 of initial Specified Amount for any Issue Age, sex and underwriting classification combination. No surrender charge applies to a withdrawal of Cash Value.

Expenses of the Portfolios    The investment performance of each Division reflects all expenses borne by the corresponding Portfolio. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2019 in addition to any contractual fee waiver or reimbursements. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 1.25%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and the attached Fund prospectuses.)

Cash Value

You may surrender a Policy for the Cash Value at any time during the lifetime of at least one of the Insured persons. The

Cash Value for the Policy will change daily in response to investment results. No minimum Cash Value is guaranteed. The Cash Value is equal to the Policy Value, reduced by the surrender charge and reduced by any Policy Debt outstanding.

We determine the Cash Value for a Policy at the end of each valuation period (typically, 4:00 p.m. Eastern Time each business day). Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the NYSE is open for trading. In accordance with the requirements of the 1940 Act, we may also determine the Cash Value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios.

The Company currently permits surrender proceeds to be paid under an Income Plan requested by an Owner at the time of surrender. Available income plans include an interest income plan, installment income plans, and life income plans. The Company may offer additional Income Plans.

Policy Loans

Described below are certain terms and conditions that apply when you borrow amounts under the Policy. Policy loans are secured by your Policy Value. For information on the tax treatment of loans, see “Tax Considerations” and consult with your tax advisor.

You may borrow from the Company an amount that, when added to existing Policy Debt, is not more than the loan value. The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. If a Policy loan is already outstanding, the maximum amount for any new loan is reduced by the amount already borrowed. We normally pay the loan proceeds within seven days after we receive a proper loan request at our Home Office. We may postpone payments of loans under certain conditions described in the “Deferral of Determination and Payment” section of this prospectus. There is a charge for the expenses and taxes associated with Policy Debt. (See “Charges and Expenses—Charges Against the Policy Value”).

Loan requests can be made in writing (including via facsimile or, under limited circumstances, by email). Eligible Owners may also submit loan requests by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with policy loan instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. They will be processed based on the date and time they are received in the Home Office. Requests will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may

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notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Based on our administrative procedures, you may have the option of receiving funds via wire transfer or priority mail, and we may charge a fee for this service to cover our administrative costs.

Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of 5%. Interest is due and payable on each Policy Anniversary. We add unpaid interest to the amount of the loan at an annual effective, fixed rate of interest of 5%. If, on any Monthly Processing Date, the amount of the loan plus the surrender charge plus the monthly charges for the cost of insurance and other expenses exceeds the Policy Value, the Policy will enter the grace period. (See “Termination and Reinstatement”). We will send you a notice at least 61 days before the termination date. The notice will show how much you must pay to keep the Policy in force.

We will take the amount of a Policy loan from the Divisions in proportion to the amounts in the Divisions. We will transfer the amounts withdrawn to our General Account and credit them on a daily basis with your accrued loan interest (i.e., an annual earnings rate equal to the 5% Policy loan interest rate). A Policy loan, even if you repay it, will have a permanent effect on the Policy Value because the amounts borrowed will not participate in the Separate Account’s investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the investment performance of the unborrowed amounts left in the Divisions.

The Death Benefit will also be reduced by the amount of any Policy Debt outstanding. If you surrender or exchange the Policy or allow it to lapse while Policy Debt is outstanding, the amount of the loan, is extinguished by applying the Policy Value to repay it. Under the Internal Revenue Code, this transaction is a distribution from the life insurance policy. If the Policy Debt exceeds the investment in the contract, Northwestern Mutual is required to report the extinguishment to you and the IRS on an IRS Form 1099-R.

You may repay a Policy loan, and any accrued interest outstanding, in whole or in part, at any time during the lifetime of at least one of the Insured persons. If there is Policy Debt, payments received at our Home Office will be treated as payments to reduce Policy Debt unless designated as Premium Payments. If we receive your payment before the close of trading on the NYSE, we will credit payments as of the date we receive them and we will transfer those amounts from our General Account to the Divisions, in proportion to the premium allocation in effect, as of the same date. If we receive your payment on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. Loan repayments are not subject to transaction fees. A Policy loan or unpaid interest may have important tax consequences. (See “Tax Considerations”).

Surrenders and Withdrawals of Cash Value

Surrenders    You may surrender your Policy for the Cash Value at any time while the Insured is alive and the Policy is in force. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with surrender instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. The Cash Value will change daily in response to the investment performance of the Divisions in which you are invested. Written requests for surrender will be effective when received in Good Order at the Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

We do not guarantee any minimum Cash Value. We may require you to return your Policy to our Home Office when you request a surrender of the Policy. We will pay surrender proceeds in a lump sum or under an Income Plan option you select. (See “Income Plan Options”). Surrendering your Policy may have tax consequences. (See “Tax Considerations”).

Withdrawals    You may make a withdrawal of Cash Value. A withdrawal may not reduce the loan value to less than any Policy Debt outstanding. The loan value is 90% of the sum of the Cash Value and any existing Policy Debt on the date of the loan. The withdrawal amount may not reduce the Specified Amount to less than the minimum amount we would issue at the time of withdrawal. Following a withdrawal the remaining Cash Value must be at least three times the current monthly charges for the cost of insurance and other expenses. The minimum amount for withdrawals is $250. We permit up to four withdrawals in a Policy Year. An administrative charge of up to $25 may apply, but we are currently waiving this charge.

Written requests for withdrawals will be effective when received in Good Order at the Home Office. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with withdrawal instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.

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A withdrawal of Cash Value decreases the Death Benefit, and may also decrease the Specified Amount. The decrease depends on the Death Benefit option and the size of any prior increases in Death Benefit required to meet the definitional requirements for life insurance for federal income tax purposes. In some situations the Death Benefit will decrease by more than the amount of the withdrawal.

We will take the amount withdrawn from Cash Value from the Divisions in proportion to the amounts in the Divisions. The Policy makes no provision for repayment of amounts withdrawn. A withdrawal of Cash Value may have important tax consequences. (See “Tax Considerations”).

Termination and Reinstatement

If the Cash Value is less than the monthly charges for the cost of insurance and other expenses on any Monthly Processing Date, we allow a grace period of 61 days for a premium payment to keep the Policy in force. The grace period begins on the date we send you a notice. The notice will state the minimum amount of premium required to keep the Policy in force and the date by which you must pay the premium. The Policy will terminate with no value unless you pay the required amount before the grace period expires. Payments to keep the Policy in force received in Good Order at our Home Office before the close of trading (generally, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, payments are deemed to be received and effective on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements.

Please note that in recognition of the possible financial challenges posed by the current public health (coronavirus COVID-19) crisis, if your Policy enters its grace period between March 1, 2020 and June 1, 2020, the grace period will be 90 days (or longer if mandated by your state) even if the terms of your Policy has a shorter period. Additional extensions of your Policy’s grace period, or the June 1, 2020 end date, may apply in the future but are not guaranteed.

After a Policy has terminated, you may reinstate it within three years (or longer if required under state law) following the termination date, subject to our approval, and satisfaction of our current underwriting requirements. The Policy may not be reinstated if either of the Insureds died after the end of the grace period. To reinstate the Policy, you must make a payment equal to an amount that will cover all Monthly Policy Charges that were due and unpaid before the end of the grace period and three times the Monthly Policy Charges due on the effective date of the reinstatement. If we approve the Application for reinstatement, and the Application was received at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of the reinstated

Policy will be that date. If the Application is not received on a Monthly Processing Date, or was received on or after the close of trading on the NYSE on a Monthly Processing Date, the reinstated Policy will be effective on the next Monthly Processing Date. Applications must be received in Good Order to be processed. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Any Policy Debt that was outstanding when the Policy terminated will be reinstated.

Upon reinstatement, your Policy Date will not change. Therefore, fees and charges that vary by Policy year will take into account the period of time your Policy was terminated. The Policy Value when a Policy is reinstated is equal to the premium paid, less Premium Expense Charges, plus any Policy Debt, less the sum of all monthly charges for the cost of insurance and other expenses that were due and unpaid before the end of the grace period, less the monthly charges due on the effective date of the reinstatement. Please note that premium paid upon reinstatement will not include any interest from the date of the lapse. We will allocate the Policy Value, less any Policy Debt, among the Divisions based on the allocations for premiums currently in effect.

If a surrender charge was assessed at the time of termination, the Policy Value when a Policy is reinstated will include a credit for such surrender charge. The same surrender charge schedule in your Policy will apply upon reinstatement.

A reinstatement may have important tax consequences. If you contemplate any such transaction you should consult a qualified tax adviser.

Right to Exchange for a Fixed Benefit Policy

You may exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”) if, at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio, or the Portfolio is substituted for another portfolio (see “Substitution of Portfolio Shares and Other Changes”). You will be given notice of any such change and will have 60 days to make the exchange. We may require evidence of insurability and there may be a cost associated with the exchange. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the lives of the same Insureds and at the time of the exchange may have the same Policy Date and Issue Age, and a Death Benefit at least as great as the initial Death Benefit of your Policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which recognizes the investment performance of the Policy through the effective date of the exchange, and may have tax consequences. An exchange is effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.

Variable Joint Life Prospectus	21

Modifying the Policy

Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary requirements.

If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;

•	to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account’s operation.

Other Policy Provisions

Owner    The Owner is identified in the Policy. The Owner may exercise all rights under the Policy while at least one of the Insured persons is living. Ownership may be transferred to another. We must receive a written proof of the transfer at our Home Office. “You” in this prospectus means the Owner or prospective purchaser of a Policy. Generally, only Owners are entitled to important information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.

Beneficiary    The beneficiary is the person to whom the Death Benefit is payable. The beneficiary is named in the Application. You may change the beneficiary in accordance with the Policy provisions.

Incontestability    We will not contest a Policy after it has been in force during the lifetime of at least one Insured for two years from the Date of Issue or two years from the effective date of a reinstatement. We will not contest an increase in the amount of insurance that was subject to insurability requirements after the increased amount has been in force during the lifetime of at least one Insured for two years from the date of issuance of the increase. After the two year period, to the extent permitted by state law we may rescind the Policy if the application contains a fraudulent misstatement.

Suicide    If either Insured dies by suicide within one year from the Date of Issue, the Policy will terminate and the amount payable under the Policy will be limited to the premiums paid, less the amount of any Policy Debt and withdrawals. If either Insured dies by suicide within one year of the date of an increase in the amount of insurance, which was subject to insurability requirements, the amount payable with respect to the increase will be limited to the Monthly Policy Charges attributable to the increase.

Misstatement of Age or Sex    If the age or sex of either of the Insureds has been misstated, the Death Benefit and Policy Value will be modified by recalculating all Monthly Policy Charges based on the correct age and sex of both Insured persons.

Collateral Assignment    You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.

Deferral of Determination and Payment    We will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the NYSE is closed, or the SEC, by order, either has determined that an emergency exists or permits deferral of the determination and payment of benefits for the protection of Owners. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.

If you have submitted a check or draft to our Home Office, we have the right to defer payment of surrender, withdrawal, Death Benefit or loan proceeds or Income Plan benefits until the check or draft has been honored.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, withdrawal, surrender, loans, or Death Benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Dividends    This Policy is eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” The Policy’s share, if any, will be credited as a dividend on the Policy Anniversary. There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on the Policy is not guaranteed. It is not expected that any dividends will be payable on this Policy.

We will credit annual dividends, if any, in cash or you may use them to increase the Policy Value. If you do not provide direction as to the use of dividends, we will use them to increase the Policy Value. Dividends used to increase the Policy Value will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

22	Variable Joint Life Prospectus

Voting Rights

As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material, and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.

We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Policy Owners.

Substitution of Portfolio Shares and Other Changes

If, in our judgment, one or more Portfolios become unsuitable for continued use with the Policy because of a change in investment objectives or restrictions, for each such Portfolio we may substitute shares of another Portfolio or another mutual fund. We may also substitute a class of shares of an existing Portfolio for a different class of the same Portfolio if allowable under applicable law. Any substitution of shares will be subject to any required approval of the SEC, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Separate Account or any of its Divisions as a management company under the 1940 Act, or in any other form permitted, or to terminate registration of the Separate Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

Reports and Financial Statements

At least once each Policy Year you will receive a statement showing the Death Benefit, Cash Value, Policy Value and any Policy loan, including loan interest. We will also send you a confirmation statement when you transfer among Divisions, make a withdrawal, take a Policy loan, or surrender the Policy. These statements will show your apportioned amounts among the Divisions.

Annually, we will send you a report containing financial statements of the Separate Account and, semi-annually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions to which your Invested Assets are allocated. The financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or the Statement of Additional Information containing such financial statements, call 1-866-464-3800. Certain reports and other information can be obtained on our website at www.northwesternmutual.com.

Householding

To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling Advanced Markets Operations at 1-866-464-3800.

Abandoned Property Requirements

Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call Advanced Markets Operations at 1-866-464-3800 for assistance in making such changes.

Cybersecurity and Certain Business Continuity Risks

The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites

Variable Joint Life Prospectus	23

and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.

Legal Proceedings

Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on Northwestern Mutual Investment Services, LLC, the principal underwriter for the Separate Account, and its ability to perform its duties as underwriter for the Separate Account.

Speculative Investing

This Policy, or any of its riders, should not be used for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Owner Inquiries

With your ID and password, you can visit our website www.northwesternmutual.com to access performance information, forms for routine service, and daily Policy and unit values for Policies you own. Eligible Owners may also set up certain electronic payments, transfer accumulated amounts among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing at our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about making a surrender, please call your Financial Representative or Advanced Markets Operations at 1-866-464-3800 between 7:30 a.m. and 5:00 p.m. Central Time Monday-Friday. To file a claim, please call your Financial Representative or Life Benefits at 1-800-635-8855.

Illustrations

Your Northwestern Mutual Financial Representative will provide you an illustration for your Policy upon your request. The illustrations show how the Death Benefit and Cash Value for a Policy would vary based on hypothetical investment results. The illustrations will be based on the information you give us about the Insured persons and will reflect such factors as the Specified Amount, Death Benefit option and premium payments that you select. These should be based upon realistic expectations given your own individual situation.

Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and the Policy’s actual Cash Value, Death Benefit, and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were illustrated.

24	Variable Joint Life Prospectus

Tax Considerations

General    The following discussion provides a general description of federal tax considerations relating to your Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations which may be significant in the purchase and ownership of a Policy.

Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.

This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.

Life Insurance Qualification    Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a guideline premium test or a cash value accumulation test. We have designed your Policy to comply with only the cash value accumulation test. We may take any action that may be necessary for the Policy to qualify as life insurance for tax purposes.

The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2019, the tests must be based on the 2017 CSO mortality tables. Because Policies issued based on the 1980 CSO or 2001 CSO mortality tables may not satisfy the definitional tests using the 2017 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notices 2016-63.) Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See IRS Rev. Proc. 2018-20.

As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your

Policy if necessary for the Policy to qualify as life insurance for tax purposes.

IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law.

Tax Treatment of Life Insurance    While your Policy is in force, increases in the Cash Value due to investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The Death Benefit received by a beneficiary will generally not be subject to federal income tax.

So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the investment in the contract (“cost basis” or “basis”) of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in basis. However, dividends used to increase Policy Value are generally not taxable. In certain circumstances, a withdrawal of Cash Value during the first 15 Policy Years may be taxable to the extent that the Cash Value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy.

Unless the Policy is a MEC, a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Cash Value of the Policy, and the total Cash Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Cash Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s basis.

Caution must be used when taking cash out of a Policy through policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on

Variable Joint Life Prospectus	25

the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Cash Value remaining in the Policy, thereby causing the Policy to lapse. (See the “Policy Loans” section for more details). As described above, if your policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the policy.

Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).

Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of joint life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured. The Code also allows certain policies to be exchanged for stand-alone and combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2019 may only be exchanged for life insurance policies using 2017 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on gain-first basis).

Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for valuable consideration, it is taxable to the extent the proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. If a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit will be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit will not be taxable if both of the following criteria are satisfied:

1.	The transfer was not a “Reportable Policy Sale”, and

2.

The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer or the basis of the Policy is carried over, in whole or in part, in the transfer. You should seek qualified tax advice if you plan a transfer of ownership.

A Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. A Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor.

Where the Policy cash value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). Under final regulations issued by the IRS, “net investment income” may include, among other things, the transfer of a life insurance policy that constitutes a sale, interest paid on the Death Benefit and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.

Modified Endowment Contracts (MEC)    A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments, based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.

A policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period or, in the case of joint life Policies, the lifetime of either Insured. If a reduction occurs during a seven-pay period, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay premium limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or

26	Variable Joint Life Prospectus

reduction of certain riders, a withdrawal or any other action resulting in a surrender of Cash Value to you according to the terms of the Policy, an election of the paid-up option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. A life insurance policy which is received in exchange for a MEC will also be considered a MEC. In the case of joint life Policies, the reduction test must be applied during the lifetime of either Insured rather than only during seven-pay periods.

Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins with and a new seven-pay limit. The new seven-pay limit is determined by taking into account the value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.

If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Cash Value, a surrender of the Policy, and dividends paid in cash. Distributions taken within the two-year period prior to the Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For MECs, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.

A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 1⁄2 years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

Estate and Generation Skipping Transfer Taxes    If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for federal estate tax purposes and any applicable state inheritance tax. If a Policy is a joint life Policy, the Death Benefit will be includible in the estate of the second to die if that individual owned or had any incidents of ownership in, the policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, A unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.

If ownership of a Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.

An exemption limit of $5 million (single)/$10 million (married) (with inflation indexing after 2011) and a maximum rate of 40% applies for purposes of the estate, gift and generation skipping transfer taxes. In addition, any unused estate exemption limit may be carried over to the surviving spouse.

Business-Owned Life Insurance    Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule will not apply if (i) the Insured is an eligible employee and (ii) certain notice and consent requirements are satisfied before the policy is issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers, or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy or Cash Value may also be subject to tax under the corporation alternative minimum tax provisions.

Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.

In addition, if a business owns life insurance with cash value, Section 264(f) of the Code may disallow a portion of a

Variable Joint Life Prospectus	27

business’s non-life insurance related interest deduction. The disallowance is based on a ratio that compares the amount of unborrowed life insurance Cash Value to the adjusted basis of other business assets. Certain policies may be excluded the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as joint policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.

The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.

Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income. In Revenue Procedure 2007-61, the IRS provided a safe harbor under which the annual increase in cash value of life insurance policies covering no more than 35% of the company’s employees, directors, officers and 20% owners will not limit the life insurance company’s deductions. Additionally, the Revenue Procedure included language that the tax-deferred nature of such contracts remains subject to challenge by the IRS under other provisions of the tax law, including judicial doctrines such as the business purpose doctrine.

Policy Split Right    Your Policy permits the Owner to exchange the Policy for two policies, one on the life of each Insured, without evidence of insurability, if a change in the federal estate tax law results in either the repeal of the unlimited marital deduction or a 50% or greater reduction in the maximum estate tax rate set forth in the law. The exchange must be made while both Insureds are alive (and neither Insured is classified as a Joint Insurable). The request for exchange must be received no later than 180 days after the earlier of the enactment of the law repealing the unlimited marital deduction or the enactment of the law reducing the estate tax rate by at least 50%.

The IRS has ruled with respect to one taxpayer that such a transaction would be treated as a non-taxable exchange. If not so treated, such a split of the Policy could result in the recognition of taxable income.

Split Dollar Arrangements    Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.

Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to the new law.

Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules. The effective date of these rules was December 31, 2008. Congress has also considered limiting an individual’s annual aggregate deferrals to a nonqualified deferred compensation plan to $1,000,000.

Valuation of Life Insurance    Special valuation rules apply to life insurance contracts distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance policies. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for any surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.

Other Tax Considerations     Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some

28	Variable Joint Life Prospectus

circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.

Distribution of the Policy

We sell the Policy through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

The maximum commission payable to the registered representative who sold the Policy is 40% of Premium Payments up to the Target Premium and 2.75% of Premium Payments in excess of that amount during the first Policy

Year; 6% of Premium Payments up to Target Premium and 2.75% of Premium Payments in excess of that amount paid in Policy Years 2-10; and 2.75% of Premium Payments thereafter. In addition, a commission of 0.10% of Policy Value less Policy Debt is paid at the end of Policy Years 6 and later. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. The entire amount of sales commissions paid to registered representatives is passed through NMIS to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.

Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of Financial Representatives, production of promotional literature and similar services.

Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.

Glossary of Terms

APPLICATION

The form completed by the applicant when applying for coverage under the Policy. This includes any:

1.	amendments or endorsements;
2.	supplemental Applications;
3.	reinstatement Applications; and
4.	Policy change Applications.

ATTAINED AGE

The Insured’s Issue Age listed in the Policy, plus the number of complete Policy Years that have elapsed since the Policy Date.

CASH VALUE

The amount available in cash if the Policy is surrendered. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan and Surrender Charge may be used in place of Cash Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Cash Value, as appropriate.

Variable Joint Life Prospectus	29

DATE OF ISSUE

The date on which insurance coverage takes effect as shown in the Policy.

DEATH BENEFIT

The gross amount payable to the beneficiary upon the death of second Insured, before the deduction of Policy Debt and other adjustments.

DIVISION

A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.

FINANCIAL REPRESENTATIVE

An individual who is authorized to sell you the Policy and who is both licensed as a Northwestern Mutual insurance agent and registered as a representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.

FUND

Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the

Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

GENERAL ACCOUNT

All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

GOOD ORDER

Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.

HOME OFFICE

Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.

INCOME PLAN

An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”

INSUREDS

The persons named as the Insureds on the Application and in the Policy.

INVESTED ASSETS

The sum of all amounts in the Divisions of the Separate Account.

ISSUE AGE

An Insured’s age on his or her birthday nearest the Policy Date.

MEC

Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.

MONTHLY PROCESSING DATE

The first Monthly Processing Date is the Policy Date; thereafter, the Monthly Processing Date is the same day of each month as the Policy Date. If the Monthly Processing Date would otherwise fall on the 29th, 30th, or 31st of the month, monthly processing will occur on that day or on the last day of the month if the month does not have that day.

NET PREMIUM

The amount of Premium Payment remaining after Premium charges have been deducted.

NYSE

New York Stock Exchange.

OWNER (You, Your)

The person named in the Application as the Owner, or the person who becomes Owner of a Policy by transfer or succession.

POLICY ANNIVERSARY

The same day and month as the Policy Date in each year following the first Policy Year.

POLICY DATE

The date shown on the Policy from which the following are computed, among other things:

1.	Policy Year;
2.	Policy Anniversary;
3.	the Issue Age of each Insured; and
4.	the Attained Age of each Insured.

POLICY DEBT

The total amount of all outstanding Policy loans, including both principal and accrued interest.

POLICY VALUE

The cumulative amount invested, less withdrawals, adjusted for investment results and interest on Policy Debt, and reduced by the monthly charges for the cost of insurance and other expenses. It is also equal to the sum of Invested Assets and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Policy Value after deductions for a surrender charge or an outstanding loan, as appropriate.

POLICY YEAR

A year that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO

A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.

30	Variable Joint Life Prospectus

PREMIUM PAYMENTS

All payments you make under the Policy other than loan repayments and transaction charges.

SEPARATE ACCOUNT

Northwestern Mutual Variable Life Account.

SPECIFIED AMOUNT

The amount you select, subject to minimums and underwriting requirements we establish, used in determining the insurance coverage on the Insureds’ lives.

TARGET PREMIUM

An amount based on the initial Specified Amount and characteristics of the Insured persons, such as Issue Age, sex and underwriting classification, used to compute the sales load, commissions, surrender charge and other expense charges during the first 10 Policy Years.

UNIT

An accounting unit of measure representing the value in one or more Divisions of the Separate Account.

UNIT VALUE

The value of a particular Unit at a particular time. Unit Value is analogous, but not the same as, the share price of a Portfolio in which a Division invests. It may fluctuate from one Valuation Period to the next.

31	Variable Joint Life Prospectus

Additional Information

More information about the Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this prospectus, is incorporated by reference into this prospectus, and is available free of charge from the Company. To request a free copy of the Separate Account’s SAI, or current annual report, call us toll-free at 1-866-464-3800. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.northwesternmutual.com. Information about the Separate Account (including the SAI) can be reviewed and copied at the Public Reference Room of the SEC in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Separate Account are available on the SEC’s Internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102.

Your Northwestern Mutual Financial Representative will provide you with illustrations for a Variable Joint Life Policy free of charge upon your request. The illustrations show how the Death Benefit, Policy Value and Cash Value for a Policy would vary based on hypothetical investment results. Your Northwestern Mutual Financial Representative will also respond to other inquiries you may have regarding the Policy, or you may contact Advanced Markets Operations at 1-866-464-3800.

Investment Company Act File No. 811-3989

32	Variable Joint Life Prospectus

Appendix A

Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount Component

Table of Annual Charges Per $1,000 of Initial Specified Amount

Issue Age*	Annual Charge
20-25	$0.04
26	0.05
27	0.06
28	0.07
29	0.08
30	0.09
31	0.10
32	0.11
33	0.12
34	0.13
35	0.14
36	0.17
37	0.19
38	0.22
39	0.25
40	0.28
41	0.30
42	0.33
43	0.36
44	0.38
45	0.41
46	0.44
47	0.47
48	0.50
49	0.53
50	0.57

Issue Age*	Annual Charge
51	0.60
52	0.63
53	0.66
54	0.69
55	0.72
56	0.77
57	0.83
58	0.88
59	0.94
60	0.99
61	1.04
62	1.10
63	1.15
64	1.21
65	1.26
66	1.31
67	1.35
68	1.40
69	1.44
70	1.49
71	1.54
72	1.58
73	1.63
74	1.67
75-85	1.72

*

The Issue Age used in this calculation equals the younger Insured Issue Age plus an age adjustment. The age adjustment is based on the age difference (older Issue Age minus younger Issue Age) and this schedule:

Age Difference (years)	Age Adjustment (years)
0-1	0
2-4	1
5-8	2
9-14	3
15-24	4

Age Difference (years)	Age Adjustment (years)
25-34	5
35-44	6
45-54	7
55-65	8

Example: For a Policy at Issue Ages 65 and 60 and a Specified Amount of $1,000,000, the age adjustment is 2 and the Issue Age is 62. The annual charge per $1,000 of Specified Amount is $1.10. The Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount component will be $1,100.04 annually, or $91.67 monthly, for this Policy.

Note: In no event will the sum of the Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount component annual charge and the Monthly Policy Charge—Underwriting and Issue Charge annual charge exceed $1.90 per $1,000 of initial Specified Amount. The Monthly Policy Charge—Underwriting and Issue Charge will be reduced to meet this constraint if necessary.

Variable Joint Life Prospectus	33

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(Account)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Depositor)

720 EAST WISCONSIN AVENUE

MILWAUKEE, WI 53202

1-866-464-3800

STATEMENT OF ADDITIONAL INFORMATION

Variable Joint Life

May 1, 2020

We no longer issue the Policy described in this Statement of Additional Information.

The Policies we currently offer are described in separate Prospectuses and

Statements of Additional Information.

This Statement of Additional Information (“SAI”) contains additional information regarding the Variable Joint Life insurance policy (the “Policy”) offered by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated the same date as this SAI. You may obtain a copy of the prospectus by writing or calling Northwestern Mutual at the address or phone number shown above, or by visiting the Northwestern Mutual website at www.northwesternmutual.com. Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.

DISTRIBUTION OF THE POLICY

The Policy is offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS is our wholly-owned company. The principal business address of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during each of the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers.

Year	Amount
2019	$834,668
2018	$1,111,244
2017	$1,718,429

NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.

EXPERTS

The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019, and the financial statements of Northwestern Mutual Variable Life Account as of December 31, 2019 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2019

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division	Mid Cap Value Division	Select Bond Division	U.S. Strategic Equity
(1)	(1)	(1)	Division (1)
Focused Appreciation	Small Cap Growth	Long-Term U.S.	U.S. Small Cap Equity
Division (1)	Stock Division (1)	Government Bond	Division (1)
Division (1)
Large Cap Core Stock	Index 600 Stock	Inflation Protection	International
Division (1)	Division (1)	Division (1)	Developed Markets
Division (1)
Large Cap Blend	Small Cap Value	High Yield Bond	Strategic Bond Division
Division (1)	Division (1)	Division (1)	(1)
Index 500 Stock	International Growth	Multi-Sector Bond	Global Real Estate
Division (1)	Division (1)	Division (1)	Securities Division (1)
Large Company Value	Research International	Balanced Division (1)	LifePoints Moderate
Division (1)	Core Division (1)		Strategy Division (1)
Domestic Equity	International Equity	Asset Allocation	LifePoints Balanced
Division (1)	Division (1)	Division (1)	Strategy Division (1)
Equity Income Division	Emerging Markets	Fidelity VIP Mid Cap	LifePoints Growth
(1)	Equity Division (1)	Division (1)	Strategy Division (1)
Mid Cap Growth Stock	Government Money	Fidelity VIP	LifePoints Equity
Division (1)	Market Division (1)	Contrafund Division (1)	Growth Strategy
Division (1)
Index 400 Stock	Short-Term Bond	AMT Sustainable	Credit Suisse Trust
Division (1)	Division (1)	Equity Division (1)	Commodity Return
Strategy Division (1)

(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP Milwaukee, Wisconsin

April 29, 2020

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account since 1984.

2

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities	F-1
Statements of Operations	F-9
Statements of Changes on Net Assets	F-12
Notes to Financial Statements	F-22

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

Focused
Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
Division	Division	Stock Division	Blend Division	Stock Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$545,300	$219,823	$319,372	$13,261	$1,677,242
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets
545,300	219,823	319,372	13,261	1,677,242
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	33	4	6	1	471
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities
33	4	6	1	471

Total Net Assets	$545,267	$219,819	$319,366	$13,260	$1,676,771
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$45,973	$15,314	$33,796	$708	$219,833
Northwestern Mutual Equity	329	91	302	7	1,418
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	473,486	182,414	269,166	11,863	1,361,060
Northwestern Mutual Equity	5,542	2,384	3,327	147	15,033
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	9,260	5,556	5,699	371	29,013
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	10,677	14,060	7,076	164	50,414
Total Net Assets
$545,267	$219,819	$319,366	$13,260	$1,676,771
(1)	Investments, at cost
$433,153	$163,045	$277,828	$12,293	$935,282
Mutual Fund Shares Held	171,586	69,257	197,265	10,887	289,879
(2)	Accumulation Unit Value	$6.844781	$6.365138	$4.680129	$2.430590	$7.598098
Units Outstanding	69,984	29,033	58,223	4,941	181,113
(3)	Accumulation Unit Value	$96.585761	$68.873586	$65.424142	$21.249241	$178.109105
Units Outstanding	96	81	87	17	163
(4)	Accumulation Unit Value	$96.585761	$68.873586	$65.424142	$21.249241	$178.109105
Units Outstanding	111	204	108	8	283

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

Large	Mid Cap
Company Value	Domestic	Equity Income	Growth Stock	Index 400
Division	Equity Division	Division	Division	Stock Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$15,611	$223,756	$137,257	$562,875	$372,351
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	27	-	21	17
Total Assets
15,613	223,783	137,257	562,896	372,368
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	-	-	2	-	-
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	2	-	-
Total Net Assets	$15,613	$223,783	$137,255	$562,896	$372,368
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$1,303	$18,518	$11,176	$75,677	$18,574
Northwestern Mutual Equity	9	143	76	675	131
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	13,789	190,691	115,653	467,120	327,856
Northwestern Mutual Equity	169	2,686	1,533	5,679	3,963
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	11	5,524	4,159	5,145	10,665
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	332	6,221	4,658	8,600	11,179
Total Net Assets
$15,613	$223,783	$137,255	$562,896	$372,368
(1)	Investments, at cost
$15,184	$147,042	$118,833	$511,278	$305,857
Mutual Fund Shares Held	15,113	127,860	77,197	164,391	184,515
(2)	Accumulation Unit Value	$2.334690	$3.219819	$3.739921	$5.429275	$5.677085
Units Outstanding	5,979	60,059	31,334	87,083	58,449
(3)	Accumulation Unit Value	$20.083819	$35.207252	$40.467475	$154.540637	$66.313755
Units Outstanding	1	157	103	33	161
(4)	Accumulation Unit Value	$20.083819	$35.207252	$40.467475	$154.540637	$66.313755
Units Outstanding	17	177	115	56	169

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-2

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

Small Cap	International
Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
Division	Division	Stock Division	Value Division	Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$76,432	$330,596	$50,266	$204,801	$122,988
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	7	11	12	-
Total Assets
76,441	330,603	50,277	204,813	122,988
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	-	-	-	-	7
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	7
Total Net Assets	$76,441	$330,603	$50,277	$204,813	$122,981
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$5,218	$14,676	$4,203	$14,647	$5,905
Northwestern Mutual Equity	38	101	31	111	48
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	66,609	298,214	42,686	179,175	107,270
Northwestern Mutual Equity	885	3,851	507	2,437	1,574
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	1,657	5,299	1,506	2,215	3,499
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	2,034	8,462	1,344	6,228	4,685
Total Net Assets
$76,441	$330,603	$50,277	$204,813	$122,981
(1)	Investments, at cost
$73,076	$261,844	$47,284	$185,322	$85,923
Mutual Fund Shares Held	46,211	121,364	35,078	94,422	66,480
(2)	Accumulation Unit Value	$4.554015	$5.829238	$2.411252	$4.791826	$2.645647
Units Outstanding	14,821	51,819	17,913	37,900	41,141
(3)	Accumulation Unit Value	$49.276848	$78.030714	$27.399696	$52.395678	$28.928599
Units Outstanding	34	68	55	42	121
(4)	Accumulation Unit Value	$49.276848	$78.030714	$27.399696	$52.395678	$28.928599
Units Outstanding	41	108	43	119	156

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-3

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

Research	Emerging	Government
International	International	Markets Equity	Money Market	Short-Term
Core Division	Equity Division	Division	Division	Bond Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$53,493	$526,473	$69,247	$152,159	$30,337
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	152	-	4	18	3
Total Assets
53,645	526,473	69,251	152,177	30,340
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	-	93	-	-	-
Due ttoN	n
Due to Participants	-	-	-	30	-
Total Liabilities	-	93	-	30	-
Total Net Assets	$53,645	$526,380	$69,251	$152,147	$30,340
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$2,960	$60,489	$3,415	$12,208	$2,259
Northwestern Mutual Equity	23	711	29	144	17
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	46,729	436,938	60,095	121,355	24,357
Northwestern Mutual Equity	575	5,982	752	2,479	293
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	1,983	9,274	2,203	8,906	942
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	1,375	12,986	2,757	7,055	2,472
Total Net Assets
$53,645	$526,380	$69,251	$152,147	$30,340
(1)	Investments, at cost
$47,573	$566,882	$60,683	$152,159	$29,906
Mutual Fund Shares Held	49,439	319,074	61,772	152,159	28,756
(2)	Accumulation Unit Value	$1.454984	$3.700743	$1.056655	$1.568812	$1.084100
Units Outstanding	32,512	119,687	57,585	78,935	22,738
(3)	Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	140	1,598	171	206	70
(4)	Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	97	2,237	214	163	185

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-4

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

Long-Term U.S.	Inflation
Select Bond	Government	Protection	High Yield	Multi-Sector
Division	Bond Division	Division	Bond Division	Bond Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$266,685	$13,947	$11,881	$120,112	$55,537
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	2
Total Assets
266,685	13,950	11,881	120,112	55,539
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	84	-	-	7	-
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities	84	-	-	7	-
Total Net Assets	$266,601	$13,950	$11,881	$120,105	$55,539
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$21,369	$1,013	$504	$8,463	$3,340
Northwestern Mutual Equity	229	10	5	79	26
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	212,160	12,523	9,338	102,358	48,400
Northwestern Mutual Equity	3,112	160	123	1,312	600
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	16,979	69	693	5,216	829
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	12,752	175	1,218	2,677	2,344
Total Net Assets
$266,601	$13,950	$11,881	$120,105	$55,539
(1)	Investments, at cost
$261,243	$13,440	$11,557	$115,118	$52,762
Mutual Fund Shares Held	205,776	12,464	10,524	160,792	48,716
(2)	Accumulation Unit Value	$3.038977	$1.603184	$1.172363	$4.407984	$1.515308
Units Outstanding	70,837	7,911	8,071	23,520	32,337
(3)	Accumulation Unit Value	$245.997917	$22.930587	$15.648347	$59.428074	$21.138053
Units Outstanding	69	3	44	88	39
(4)	Accumulation Unit Value	$245.997917	$22.930587	$15.648347	$59.428074	$21.138053
Units Outstanding	52	8	78	45	111

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-5

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

Asset	Fidelity VIP	AMT
Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
Division	Division	Cap Division	Division	Equity Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$401,112	$57,275	$-	$-	$-
Insurance Products Fund	-	-	180,940	52,727	-
Neuberger Berman Advisers Management Trust	-	-	-	-	5,561
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	10	3	-
Total Assets
401,112	57,278	180,950	52,730	5,561
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	559	-	-	-	-
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities	559	-	-	-	-
Total Net Assets	$400,553	$57,278	$180,950	$52,730	$5,561
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$180,114	$7,849	$14,569	$4,359	$372
Northwestern Mutual Equity	1,279	70	111	36	3
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	198,886	45,425	154,814	44,867	4,082
Northwestern Mutual Equity	2,950	615	2,187	543	61
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	9,856	1,134	3,458	780	254
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	7,468	2,185	5,811	2,145	789
Total Net Assets
$400,553	$57,278	$180,950	$52,730	$5,561
(1)	Investments, at cost
$379,843	$54,748	$174,566	$48,207	$4,964
Mutual Fund Shares Held	269,927	47,062	5,699	1,461	207
(2)	Accumulation Unit Value	$4.418751	$2.660780	$5.515184	$2.438969	$2.274699
Units Outstanding	45,677	17,303	28,467	18,619	1,821
(3)	Accumulation Unit Value	$246.784874	$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	40	39	58	29	10
(4)	Accumulation Unit Value	$246.784874	$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	30	75	97	79	32

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-6

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

International	Global Real
Developed	Estate
U.S. Strategic	U.S. Small Cap	Markets	Strategic Bond	Securities
Equity Division	Equity Division	Division	Division	Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$-	$-	$-	$-	$-
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	237,876	104,696	131,391	88,248	186,727
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	4	-	-	1	17
Total Assets
237,880	104,696	131,391	88,249	186,744
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	-	4	-	-	-
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities	-	4	-	-	-
Total Net Assets	$237,880	$104,692	$131,391	$88,249	$186,744
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$9,233	$5,730	$7,181	$5,662	$9,903
Northwestern Mutual Equity	70	44	74	75	83
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	205,662	91,482	112,008	65,193	162,634
Northwestern Mutual Equity	2,851	1,368	1,598	1,006	2,417
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	10,622	2,963	6,956	12,997	4,605
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	9,442	3,105	3,574	3,316	7,102
Total Net Assets
$237,880	$104,692	$131,391	$88,249	$186,744
(1)	Investments, at cost
$228,341	$97,292	$124,994	$87,887	$170,056
Mutual Fund Shares Held	14,839	7,321	11,211	8,357	12,125
(2)	Accumulation Unit Value	$2.520964	$3.197903	$2.055606	$2.469076	$5.422414
Units Outstanding	82,712	29,035	55,267	26,811	30,439
(3)	Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	370	79	304	482	78
(4)	Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	329	83	156	123	120

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-7

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

LifePoints	LifePoints	LifePoints	LifePoints	Credit Suisse
Moderate	Balanced	Growth	Equity Growth	Trust Commodity
Strategy	Strategy	Strategy	Strategy	Return Strategy
Division	Division	Division	Division	Division
Assets:

Investments, at fair value (1) Northwestern
Mutual Series Fund, Inc Fidelity Variable	$-	$-	$-	$-	$-
Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	7,501	23,488	23,332	12,289	-
Credit Suisse Trust	-	-	-	-	21,390
Due from Northwestern Mutual Life Insurance Company	-	1	5	-	1
Total Assets
7,501	23,489	23,337	12,289	21,391
Liabilities:
t	oMrtLhwInessutrear cMeuCtuoal Life Insurance Company	2	-	-	3	-
Due ttoN	n
Due to Participants	-	-	-	-	-
Total Liabilities	2	-	-	3	-
Total Net Assets	$7,499	$23,489	$23,337	$12,286	$21,391
Net Assets:

Variable Life Policies Issued
Before October 11, 1995
Policyowners' Equity	$2,020	$5,780	$5,262	$1,690	$629
Northwestern Mutual Equity	14	45	39	14	8
Variable CompLife Policies Issued Between
October 11, 1995 and December 31, 2008 (2)
Policyowners' Equity	5,362	16,688	17,340	9,442	17,987
Northwestern Mutual Equity	74	266	317	152	272
Variable Executive Life Policies Issued Between
March 2, 1998 and December 31, 2008 (3)
Policyowners' Equity	28	25	9	-	994
Variable Joint Life Policies Issued Between
December 10, 1998 and December 31, 2008 (4)
Policyowners' Equity	1	685	370	988	1,501
Total Net Assets
$7,499	$23,489	$23,337	$12,286	$21,391
(1)	Investments, at cost
$7,398	$23,360	$23,554	$11,961	$24,688
Mutual Fund Shares Held	746	2,402	2,400	1,336	5,828
(2)	Accumulation Unit Value	$1.435781	$1.547882	$1.608669	$1.675624	$5.018507
Units Outstanding	3,786	10,953	10,976	5,725	3,638
(3)	Accumulation Unit Value	$17.716081	$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	2	1	1	-	210
(4)	Accumulation Unit Value	$17.716081	$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	- (a)	38	21	60	317

(a)Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements. F-8

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2019 (in thousands)

		Focused
	Growth Stock	Appreciation	Large Cap Core	Large Cap	Index 500
	Division	Division	Stock Division	Blend Division	Stock Division
Income:

Dividend income	$3,415	$1,325	$3,547	$150	$24,701
Expenses:
Mortality and expense risk charges	2,243	840	1,280	57	6,620
Taxes	22	7	16	-	101
Total expenses	2,265	847	1,296	57	6,721
Net investment income (loss)	1,150	478	2,251	93	17,980
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,398	11,258	6,277	193	44,030
Realized gain distribution	53,390	11,672	14,473	1,230	36,060
Realized gains (losses)	68,788	22,930	20,750	1,423	80,090
Change in unrealized appreciation/(depreciation)
of investments during the period	57,241	31,875	53,758	1,229	301,904
Net increase (decrease) in net assets
resulting from operations	$127,179	$55,283	$76,759	$2,745	$399,974

	Large Company			Mid Cap
	Value Division	Domestic	Equity Income	Growth Stock	Index 400
		Equity Division	Division	Division	Stock Division
Income:

Dividend income	$321	$3,908	$2,971	$973	$4,294
Expenses:
Mortality and expense risk charges	63	916	549	2,356	1,490
Taxes	1	9	5	36	9
Total expenses	64	925	554	2,392	1,499
Net investment income (loss)	257	2,983	2,417	(1,419)	2,795
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(336)	5,538	7,297	5,186	4,432
Realized gain distribution	1,018	10,048	7,911	22,686	22,812
Realized gains (losses)	682	15,586	15,208	27,872	27,244
Change in unrealized appreciation/(depreciation)
of investments during the period	2,478	20,470	12,175	115,822	47,170
Net increase (decrease) in net assets
resulting from operations	$3,417	$39,039	$29,800	$142,275	$77,209

		Small Cap			International
	Mid Cap Value	Growth Stock	Index 600	Small Cap	Growth
	Division	Division	Stock Division	Value Division	Division
Income:

Dividend income	$1,169	$297	$116	$924	$1,384
Expenses:
Mortality and expense risk charges	310	1,311	197	846	462
Taxes	3	7	2	7	3
Total expenses	313	1,318	199	853	465
Net investment income (loss)	856	(1,021)	(83)	71	919
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,324	3,289	322	3,112	(343)
Realized gain distribution	6,485	43,764	3,175	30,124	358
Realized gains (losses)	8,809	47,053	3,497	33,236	15
Change in unrealized appreciation/(depreciation)
of investments during the period	8,080	42,501	5,532	9,853	31,121
Net increase (decrease) in net assets
resulting from operations	$17,745	$88,533	$8,946	$43,160	$32,055

The Accompanying Notes are an Integral Part of these Financial Statements. F-9

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2019 (in thousands)

	Research		Emerging	Government
	International	International	Markets Equity	Money Market	Short-Term
	Core Division	Equity Division	Division	Division	Bond Division
Income:

Dividend income	$738	$12,707	$722	$2,935	$596
Expenses:
Mortality and expense risk charges	182	2,213	270	616	113
Taxes	1	29	2	6	1
Total expenses
	183	2,242	272	622	114
Net investment income (loss)	555	10,465	450	2,313	482
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	792	3,066	271	-	92
Realized gain distribution	1,184	23,234	-	2	-
Realized gains (losses)
	1,976	26,300	271	2	92
Change in unrealized appreciation/(depreciation)
of investments during the period	8,018	21,318	10,881	-	519

Net increase (decrease) in net assets
resulting from operations	$10,549	$58,083	$11,602	$2,315	$1,093

		Long-Term U.S.	Inflation
	Select Bond	Government	Protection	High Yield	Multi-Sector
	Division	Bond Division	Division	Bond Division	Bond Division
Income:

Dividend income	$7,199	$272	$299	$6,374	$2,311
Expenses:
Mortality and expense risk charges	1,043	54	43	489	209
Taxes	11	-	-	4	1
Total expenses	1,054	54	43	493	210
Net investment income (loss)	6,145	218	256	5,881	2,101
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	713	(253)	22	1,318	139
Realized gain distribution	-	-	-	-	-
Realized gains (losses)	713	(253)	22	1,318	139
Change in unrealized appreciation/(depreciation)
of investments during the period	13,342	1,352	640	8,209	3,774
Net increase (decrease) in net assets
resulting from operations	$20,200	$1,317	$918	$15,408	$6,014

		Asset		Fidelity VIP	AMT
	Balanced	Allocation	Fidelity VIP Mid	Contrafund	Sustainable
	Division	Division	Cap Division	Division	Equity Division
Income:

Dividend income	$8,794	$1,217	$1,180	$106	$22
Expenses:
Mortality and expense risk charges	1,718	232	752	207	20
Taxes	87	4	7	2	-
Total expenses	1,805	236	759	209	20
Net investment income (loss)	6,989	981	421	(103)	2
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(795)	779	1,044	599	227
Realized gain distribution	19,651	3,392	19,601	5,490	291
Realized gains (losses)	18,856	4,171	20,645	6,089	518
Change in unrealized appreciation/(depreciation)
of investments during the period	34,018	4,749	13,976	6,705	698
Net increase (decrease) in net assets
resulting from operations	$59,863	$9,901	$35,042	$12,691	$1,218

The Accompanying Notes are an Integral Part of these Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2019 (in thousands)

			International
	U.S. Strategic	U.S. Small Cap	Developed	Strategic Bond
	Equity Division	Equity Division	Markets Division	Division
Income:

Dividend income	$2,399	$571	$3,280	$2,371
Expenses:
Mortality and expense risk charges	921	428	517	317
Taxes	5	3	3	3
Total expenses
	926	431	520	320
Net investment income (loss)	1,473	140	2,760	2,051
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(165)	45	(1,971)	(242)
Realized gain distribution	12,307	1,561	-	1,136
Realized gains (losses)
	12,142	1,606	(1,971)	894
Change in unrealized appreciation/(depreciation)
of investments during the period	43,177	18,423	21,073	4,196

Net increase (decrease) in net assets
resulting from operations	$56,792	$20,169	$21,862	$7,141

	Global Real	LifePoints		LifePoints
	Estate	Moderate	LifePoints	Growth
	Securities	Strategy	Balanced	Strategy
	Division	Division	Strategy Division	Division
Income:

Dividend income	$9,180	$92	$345	$157
Expenses:
Mortality and expense risk charges	765	35	96	101
Taxes	5	1	3	3
Total expenses	770	36	99	104
Net investment income (loss)	8,410	56	246	53

Realized gain (loss) on investments:

Realized gain (loss) on sale of fund shares Realized gain distribution

Realized gains (losses)

Change in unrealized appreciation/(depreciation) of investments during the period

Net increase (decrease) in net assets resulting from operations

(2,162)	(72)	(517)	(213)
-	176	381	1,198
(2,162)	104	(136)	985
27,356	671	3,026	2,553
$33,604	$831	$3,136	$3,591

LifePoints	Credit Suisse
Equity Growth	Trust
Strategy	Commodity
Division	Return Strategy
Income:
Dividend income	$27	$185
Expenses:
Mortality and expense risk charges	50	84
Taxes	1	-
Total expenses	51	84
Net investment income (loss)	(24)	101
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(107)	(1,972)
Realized gain distribution	740	-
Realized gains (losses)	633	(1,972)
Change in unrealized appreciation/(depreciation)
of investments during the period	1,536	3,120
Net increase (decrease) in net assets
resulting from operations	$2,145	$1,249

The Accompanying Notes are an Integral Part of these Financial Statements. F-11

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

Growth Stock Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Focused Appreciation Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$1,150	$1,241	$478	$142
Net realized gains (losses)	68,788	64,092	22,930	9,816
Net change in unrealized appreciation/(depreciation)	57,241	(60,587)	31,875	(14,420)
Net increase (decrease) in net assets resulting from operations
	127,179	4,746	55,283	(4,462)
Policy Transactions:
Policy owners' net payments	11,540	13,937	3,393	4,583
Policy loans, surrenders and death benefits	(27,361)	(21,009)	(16,912)	(11,287)
Mortality and other (net)	(9,217)	(8,792)	(3,589)	(3,579)
Transfers from other divisions or sponsor	58,461	58,975	21,881	25,055
Transfers to other divisions or sponsor	(59,770)	(58,640)	(21,590)	(20,918)

Net increase (decrease) in net assets resulting from contract
transactions	(26,347)	(15,529)	(16,817)	(6,146)
Net increase (decrease) in net assets	100,832	(10,783)	38,466	(10,608)
Net Assets:
Beginning of period	444,435	455,218	181,353	191,961
End of period
	$545,267	$444,435	$219,819	$181,353

Units issued during the period	5,338	5,954	3,122	3,511
Units redeemed during the period	(9,074)	(8,021)	(5,341)	(4,514)
Net units issued (redeemed) during period	(3,736)	(2,067)	(2,219)	(1,003)

Large Cap Core Stock Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Large Cap Blend Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$2,251	$3,020	$93	$43
Net realized gains (losses)	20,750	90,228	1,423	853
Net change in unrealized appreciation/(depreciation)	53,758	(110,692)	1,229	(1,427)
Net increase (decrease) in net assets resulting from operations	76,759	(17,444)	2,745	(531)
Policy Transactions:
Policy owners' net payments	7,127	10,089	287	341
Policy loans, surrenders and death benefits	(14,187)	(13,157)	(835)	(151)
Mortality and other (net)	(5,820)	(5,567)	(219)	(206)
Transfers from other divisions or sponsor	19,351	22,385	1,861	2,148
Transfers to other divisions or sponsor	(19,607)	(23,397)	(2,359)	(2,294)
Net increase (decrease) in net assets resulting from contract
transactions	(13,136)	(9,647)	(1,265)	(162)
Net increase (decrease) in net assets	63,623	(27,091)	1,480	(693)
Net Assets:
Beginning of period	255,743	282,834	11,780	12,473
End of period	$319,366	$255,743	$13,260	$11,780

Units issued during the period	4,473	4,860	829	739
Units redeemed during the period	(7,077)	(6,968)	(1,232)	(919)
Net units issued (redeemed) during period	(2,604)	(2,108)	(403)	(180)

The Accompanying Notes are an Integral Part of these Financial Statements. F-12

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$17,980	$16,883	$257	$179
Net realized gains (losses)	80,090	57,193	682	952
Net change in unrealized appreciation/(depreciation)	301,904	(142,220)	2,478	(2,319)
Net increase (decrease) in net assets resulting from operations
	399,974	(68,144)	3,417	(1,188)
Policy Transactions:
Policy owners' net payments	37,946	41,240	435	350
Policy loans, surrenders and death benefits	(62,749)	(65,216)	(1,441)	(637)
Mortality and other (net)	(27,106)	(26,188)	(245)	(224)
Transfers from other divisions or sponsor	145,726	151,145	2,222	3,036
Transfers to other divisions or sponsor	(143,381)	(152,092)	(1,708)	(1,901)
Net increase (decrease) in net assets resulting from contract
transactions	(49,564)	(51,111)	(737)	624
Net increase (decrease) in net assets	350,410	(119,255)	2,680	(564)
Net Assets:
Beginning of period	1,326,361	1,445,616	12,933	13,497
End of period	$1,676,771	$1,326,361	$15,613	$12,933
Units issued during the period
	14,677	14,561	1,278	1,364
Units redeemed during the period	(20,017)	(19,653)	(1,457)	(1,279)
Net units issued (redeemed) during period	(5,340)	(5,092)	(179)	85

Domestic Equity Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Equity Income Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$2,983	$2,801	$2,417	$2,077
Net realized gains (losses)	15,586	13,396	15,208	14,455
Net change in unrealized appreciation/(depreciation)	20,470	(22,403)	12,175	(29,347)
Net increase (decrease) in net assets resulting from operations
	39,039	(6,206)	29,800	(12,815)
Policy Transactions:
Policy owners' net payments	4,418	6,415	3,570	4,203
Policy loans, surrenders and death benefits	(9,311)	(12,413)	(7,901)	(5,313)
Mortality and other (net)	(3,818)	(3,960)	(2,338)	(2,335)
Transfers from other divisions or sponsor	18,551	21,717	31,352	34,468
Transfers to other divisions or sponsor	(22,786)	(25,575)	(36,423)	(34,845)
Net increase (decrease) in net assets resulting from contract
transactions	(12,946)	(13,816)	(11,740)	(3,822)
Net increase (decrease) in net assets	26,093	(20,022)	18,060	(16,637)
Net Assets:
Beginning of period	197,690	217,712	119,195	135,832
End of period	$223,783	$197,690	$137,255	$119,195

Units issued during the period	4,935	5,157	3,620	4,265
Units redeemed during the period	(8,454)	(8,605)	(6,675)	(5,114)
Net units issued (redeemed) during period	(3,519)	(3,448)	(3,055)	(849)

The Accompanying Notes are an Integral Part of these Financial Statements. F-13

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$(1,419)	$(1,651)	$2,795	$2,392
Net realized gains (losses)	27,872	94,191	27,244	27,995
Net change in unrealized appreciation/(depreciation)	115,822	(129,136)	47,170	(71,107)
Net increase (decrease) in net assets resulting from operations
	142,275	(36,596)	77,209	(40,720)
Policy Transactions:
Policy owners' net payments	13,475	17,537	6,905	9,209
Policy loans, surrenders and death benefits	(25,940)	(24,391)	(15,265)	(15,038)
Mortality and other (net)	(10,183)	(9,604)	(5,812)	(5,839)
Transfers from other divisions or sponsor	26,266	29,379	62,922	76,431
Transfers to other divisions or sponsor	(28,656)	(32,361)	(62,690)	(73,087)
Net increase (decrease) in net assets resulting from contract
transactions	(25,038)	(19,440)	(13,940)	(8,324)
Net increase (decrease) in net assets	117,237	(56,036)	63,269	(49,044)
Net Assets:
Beginning of period	445,659	501,695	309,099	358,143
End of period	$562,896	$445,659	$372,368	$309,099

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

5,9776,492

(10,036)(9,716)

(4,059)(3,224)

Mid Cap Value Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
5,643	6,152
(7,838)	(7,499)
(2,195)	(1,347)

Small Cap Growth Stock

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$856	$857	$(1,021)	$(1,370)
Net realized gains (losses)	8,809	10,500	47,053	29,559
Net change in unrealized appreciation/(depreciation)	8,080	(21,062)	42,501	(62,947)
Net increase (decrease) in net assets resulting from operations
	17,745	(9,705)	88,533	(34,758)
Policy Transactions:
Policy owners' net payments	1,259	2,287	7,398	9,056
Policy loans, surrenders and death benefits	(2,736)	(3,069)	(15,014)	(14,175)
Mortality and other (net)	(1,313)	(1,343)	(5,247)	(5,314)
Transfers from other divisions or sponsor	8,489	8,528	34,236	40,892
Transfers to other divisions or sponsor	(10,565)	(11,576)	(36,980)	(43,375)
Net increase (decrease) in net assets resulting from contract
transactions	(4,866)	(5,173)	(15,607)	(12,916)
Net increase (decrease) in net assets	12,879	(14,878)	72,926	(47,674)
Net Assets:
Beginning of period	63,562	78,440	257,677	305,351
End of period	$76,441	$63,562	$330,603	$257,677

Units issued during the period	1,478	1,450	4,203	4,736
Units redeemed during the period	(2,408)	(2,544)	(6,932)	(6,887)
Net units issued (redeemed) during period	(930)	(1,094)	(2,729)	(2,151)

The Accompanying Notes are an Integral Part of these Financial Statements. F-14

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$(83)	$431	$71	$168
Net realized gains (losses)	3,497	2,295	33,236	20,371
Net change in unrealized appreciation/(depreciation)	5,532	(7,277)	9,853	(46,873)
Net increase (decrease) in net assets resulting from operations
	8,946	(4,551)	43,160	(26,334)
Policy Transactions:
Policy owners' net payments	1,307	1,116	4,722	6,343
Policy loans, surrenders and death benefits	(1,966)	(1,412)	(8,681)	(8,910)
Mortality and other (net)	(637)	(738)	(3,398)	(3,530)
Transfers from other divisions or sponsor	16,252	21,687	9,403	10,025
Transfers to other divisions or sponsor	(13,897)	(14,489)	(15,528)	(14,096)
Net increase (decrease) in net assets resulting from contract
transactions	1,059	6,164	(13,482)	(10,168)
Net increase (decrease) in net assets	10,005	1,613	29,678	(36,502)
Net Assets:
Beginning of period	40,272	38,659	175,135	211,637
End of period	$50,277	$40,272	$204,813	$175,135

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

4,122	5,520
(3,596)	(3,139)
526	2,381

International Growth Division
Year Ended	Year Ended
December 31,	December 31,
2019	2018
3,092	3,084
(5,462)	(5,013)
(2,370)	(1,929)

Research International Core

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$919	$1,048	$555	$494
Net realized gains (losses)	15	(434)	1,976	873
Net change in unrealized appreciation/(depreciation)	31,121	(13,290)	8,018	(7,190)
Net increase (decrease) in net assets resulting from operations
	32,055	(12,676)	10,549	(5,823)
Policy Transactions:
Policy owners' net payments	3,873	4,950	(2,321)	86
Policy loans, surrenders and death benefits	(7,410)	(5,145)	(1,827)	(1,390)
Mortality and other (net)	(1,848)	(1,970)	(596)	(667)
Transfers from other divisions or sponsor	18,214	20,586	25,897	18,677
Transfers to other divisions or sponsor	(17,262)	(20,386)	(14,083)	(13,904)
Net increase (decrease) in net assets resulting from contract
transactions	(4,433)	(1,965)	7,070	2,802
Net increase (decrease) in net assets	27,622	(14,641)	17,619	(3,021)
Net Assets:
Beginning of period	95,359	110,000	36,026	39,047
End of period	$122,981	$95,359	$53,645	$36,026

Units issued during the period	5,287	6,323	12,847	7,190
Units redeemed during the period	(6,957)	(6,934)	(7,416)	(5,422)
Net units issued (redeemed) during period	(1,670)	(611)	5,431	1,768

The Accompanying Notes are an Integral Part of these Financial Statements. F-15

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

International Equity Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Emerging Markets Equity

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$10,465	$11,683	$450	$537
Net realized gains (losses)	26,300	10,324	271	332
Net change in unrealized appreciation/(depreciation)	21,318	(114,245)	10,881	(10,179)
Net increase (decrease) in net assets resulting from operations
	58,083	(92,238)	11,602	(9,310)
Policy Transactions:
Policy owners' net payments	21,599	23,063	2,138	1,930
Policy loans, surrenders and death benefits	(24,330)	(28,576)	(3,210)	(2,694)
Mortality and other (net)	(8,800)	(10,349)	(1,025)	(1,003)
Transfers from other divisions or sponsor	42,006	50,395	14,790	18,352
Transfers to other divisions or sponsor	(52,138)	(50,468)	(11,868)	(13,322)
Net increase (decrease) in net assets resulting from contract
transactions	(21,663)	(15,935)	825	3,263
Net increase (decrease) in net assets	36,420	(108,173)	12,427	(6,047)
Net Assets:
Beginning of period	489,960	598,133	56,824	62,871
End of period	$526,380	$489,960	$69,251	$56,824

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

18,002	17,874
(23,449)	(21,014)
(5,447)	(3,140)

Government Money Market

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
11,676	14,904
(10,565)	(11,451)
1,111	3,453

Short-Term Bond Division
Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:	$2,313	$1,684	$482	$283
Net investment income (loss)
Net realized gains (losses)	2	-	92	(5)
Net change in unrealized appreciation/(depreciation)	-	-	519	(32)
Net increase (decrease) in net assets resulting from operations
	2,315	1,684	1,093	246
Policy Transactions:
Policy owners' net payments	43,281	46,736	1,105	361
Policy loans, surrenders and death benefits	(23,121)	(24,887)	(5,089)	(1,997)
Mortality and other (net)	(4,312)	(4,202)	(533)	(402)
Transfers from other divisions or sponsor	107,285	168,804	16,817	15,225
Transfers to other divisions or sponsor	(127,831)	(181,455)	(7,946)	(11,029)
Net increase (decrease) in net assets resulting from contract
transactions	(4,698)	4,996	4,354	2,158
Net increase (decrease) in net assets	(2,383)	6,680	5,447	2,404
Net Assets:
Beginning of period	154,530	147,850	24,893	22,489
End of period	$152,147	$154,530	$30,340	$24,893

Units issued during the period	62,690	71,691	13,859	7,297
Units redeemed during the period	(62,028)	(70,154)	(7,508)	(6,867)
Net units issued (redeemed) during period	662	1,537	6,351	430

The Accompanying Notes are an Integral Part of these Financial Statements. F-16

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

Select Bond Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Long-Term U.S. Government

Bond Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$6,145	$4,467	$218	$143
Net realized gains (losses)	713	(500)	(253)	21
Net change in unrealized appreciation/(depreciation)	13,342	(5,612)	1,352	(344)
Net increase (decrease) in net assets resulting from operations
	20,200	(1,645)	1,317	(180)
Policy Transactions:
Policy owners' net payments	7,815	9,372	332	515
Policy loans, surrenders and death benefits	(12,079)	(14,848)	(79)	(253)
Mortality and other (net)	(4,736)	(4,331)	(226)	(179)
Transfers from other divisions or sponsor	101,553	116,263	4,716	2,807
Transfers to other divisions or sponsor	(89,163)	(113,554)	(2,777)	(1,923)
Net increase (decrease) in net assets resulting from contract
transactions	3,390	(7,098)	1,966	967
Net increase (decrease) in net assets	23,590	(8,743)	3,283	787
Net Assets:
Beginning of period	243,011	251,754	10,667	9,880
End of period	$266,601	$243,011	$13,950	$10,667
Units issued during the period
	10,910	9,360	3,091	2,371
Units redeemed during the period	(10,401)	(9,851)	(2,134)	(1,691)
Net units issued (redeemed) during period	509	(491)	957	680

Inflation Protection Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

High Yield Bond Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:	$256	$183	$5,881	$5,624
Net investment income (loss)
Net realized gains (losses)	22	(54)	1,318	1,386
Net change in unrealized appreciation/(depreciation)	640	(456)	8,209	(10,507)
Net increase (decrease) in net assets resulting from operations
	918	(327)	15,408	(3,497)
Policy Transactions:
Policy owners' net payments	309	415	3,340	3,957
Policy loans, surrenders and death benefits	(455)	(551)	(5,362)	(5,367)
Mortality and other (net)	(185)	(177)	(2,153)	(2,165)
Transfers from other divisions or sponsor	7,624	6,764	24,561	24,915
Transfers to other divisions or sponsor	(7,141)	(5,806)	(23,077)	(26,822)
Net increase (decrease) in net assets resulting from contract
transactions	152	645	(2,691)	(5,482)
Net increase (decrease) in net assets	1,070	318	12,717	(8,979)
Net Assets:
Beginning of period	10,811	10,493	107,388	116,367
End of period	$11,881	$10,811	$120,105	$107,388

Units issued during the period	2,407	2,426	2,768	2,659
Units redeemed during the period	(2,356)	(2,082)	(3,328)	(3,784)
Net units issued (redeemed) during period	51	344	(560)	(1,125)

The Accompanying Notes are an Integral Part of these Financial Statements. F-17

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$2,101	$1,130	$6,989	$6,980
Net realized gains (losses)	139	(322)	18,856	7,148
Net change in unrealized appreciation/(depreciation)	3,774	(1,526)	34,018	(28,103)
Net increase (decrease) in net assets resulting from operations
	6,014	(718)	59,863	(13,975)
Policy Transactions:
Policy owners' net payments	852	1,268	11,730	14,159
Policy loans, surrenders and death benefits	(2,029)	(1,995)	(16,713)	(21,756)
Mortality and other (net)	(862)	(758)	(8,815)	(8,811)
Transfers from other divisions or sponsor	14,514	9,930	69,764	78,836
Transfers to other divisions or sponsor	(4,827)	(6,231)	(62,625)	(76,177)
Net increase (decrease) in net assets resulting from contract
transactions	7,648	2,214	(6,659)	(13,749)
Net increase (decrease) in net assets	13,662	1,496	53,204	(27,724)
Net Assets:
Beginning of period	41,877	40,381	347,349	375,073
End of period	$55,539	$41,877	$400,553	$347,349
Units issued during the period
	9,173	6,891	6,043	4,614
Units redeemed during the period	(4,551)	(5,784)	(6,224)	(5,946)
Net units issued (redeemed) during period	4,622	1,107	(181)	(1,332)

Asset Allocation Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Fidelity VIP Mid Cap Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$981	$822	$421	$(67)
Net realized gains (losses)	4,171	2,557	20,645	18,502
Net change in unrealized appreciation/(depreciation)	4,749	(6,009)	13,976	(46,600)
Net increase (decrease) in net assets resulting from operations
	9,901	(2,630)	35,042	(28,165)
Policy Transactions:
Policy owners' net payments	1,825	1,681	4,882	6,023
Policy loans, surrenders and death benefits	(2,509)	(3,546)	(8,534)	(8,185)
Mortality and other (net)	(1,158)	(1,139)	(3,061)	(3,349)
Transfers from other divisions or sponsor	3,601	3,121	13,225	16,837
Transfers to other divisions or sponsor	(2,723)	(2,746)	(19,640)	(19,693)
Net increase (decrease) in net assets resulting from contract
transactions	(964)	(2,629)	(13,128)	(8,367)
Net increase (decrease) in net assets	8,937	(5,259)	21,914	(36,532)
Net Assets:
Beginning of period	48,341	53,600	159,036	195,568
End of period	$57,278	$48,341	$180,950	$159,036

Units issued during the period	2,048	1,830	2,385	2,663
Units redeemed during the period	(2,216)	(2,431)	(4,493)	(3,823)
Net units issued (redeemed) during period	(168)	(601)	(2,108)	(1,160)

The Accompanying Notes are an Integral Part of these Financial Statements. F-18

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018
Operations:

Net investment income (loss)	$(103)	$4	$2	$8
Net realized gains (losses)	6,089	4,972	518	490
Net change in unrealized appreciation/(depreciation)	6,705	(8,106)	698	(858)
Net increase (decrease) in net assets resulting from operations
	12,691	(3,130)	1,218	(360)
Policy Transactions:
Policy owners' net payments	1,010	1,371	114	197
Policy loans, surrenders and death benefits	(1,658)	(1,572)	(217)	(159)
Mortality and other (net)	(820)	(779)	(86)	(88)
Transfers from other divisions or sponsor	7,162	7,341	1,732	2,036
Transfers to other divisions or sponsor	(7,573)	(6,171)	(2,273)	(1,840)
Net increase (decrease) in net assets resulting from contract
transactions	(1,879)	190	(730)	146
Net increase (decrease) in net assets	10,812	(2,940)	488	(214)
Net Assets:
Beginning of period	41,918	44,858	5,073	5,287
End of period	$52,730	$41,918	$5,561	$5,073
Units issued during the period
	2,684	3,067	352	490
Units redeemed during the period	(3,606)	(3,030)	(623)	(448)
Net units issued (redeemed) during period	(922)	37	(271)	42

U.S. Strategic Equity Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

U.S. Small Cap Equity Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$1,473	$1,655	$140	$40
Net realized gains (losses)	12,142	45,898	1,606	18,450
Net change in unrealized appreciation/(depreciation)	43,177	(69,035)	18,423	(31,125)
Net increase (decrease) in net assets resulting from operations
	56,792	(21,482)	20,169	(12,635)
Policy Transactions:
Policy owners' net payments	3,691	6,575	2,689	3,467
Policy loans, surrenders and death benefits	(10,473)	(10,381)	(5,836)	(5,554)
Mortality and other (net)	(3,937)	(3,961)	(1,796)	(2,013)
Transfers from other divisions or sponsor	9,095	12,877	8,664	11,935
Transfers to other divisions or sponsor	(13,118)	(18,307)	(10,518)	(14,339)
Net increase (decrease) in net assets resulting from contract
transactions	(14,742)	(13,197)	(6,797)	(6,504)
Net increase (decrease) in net assets	42,050	(34,679)	13,372	(19,139)
Net Assets:
Beginning of period	195,830	230,509	91,320	110,459
End of period	$237,880	$195,830	$104,692	$91,320

Units issued during the period	4,992	5,660	2,388	2,777
Units redeemed during the period	(10,133)	(9,925)	(4,199)	(4,468)
Net units issued (redeemed) during period	(5,141)	(4,265)	(1,811)	(1,691)

The Accompanying Notes are an Integral Part of these Financial Statements. F-19

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

International Developed Markets

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

Strategic Bond Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$2,760	$1,725	$2,051	$1,430
Net realized gains (losses)	(1,971)	10,177	894	(392)
Net change in unrealized appreciation/(depreciation)	21,073	(32,739)	4,196	(2,093)
Net increase (decrease) in net assets resulting from operations
	21,862	(20,837)	7,141	(1,055)
Policy Transactions:
Policy owners' net payments	4,029	5,326	2,831	2,957
Policy loans, surrenders and death benefits	(7,912)	(7,412)	(5,318)	(5,622)
Mortality and other (net)	(2,271)	(2,403)	(1,655)	(1,602)
Transfers from other divisions or sponsor	19,212	19,698	57,505	32,671
Transfers to other divisions or sponsor	(19,606)	(19,767)	(53,867)	(31,917)
Net increase (decrease) in net assets resulting from contract
transactions	(6,548)	(4,558)	(504)	(3,513)
Net increase (decrease) in net assets	15,314	(25,395)	6,637	(4,568)
Net Assets:
Beginning of period	116,077	141,472	81,612	86,180
End of period	$131,391	$116,077	$88,249	$81,612

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

6,299	6,537
(8,981)	(7,759)
(2,682)	(1,222)

Global Real Estate Securities

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

5,8984,833

(6,629)(5,716)

(731)(883)

LifePoints Moderate Strategy

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:	$8,410	$6,972	$56	$279
Net investment income (loss)
Net realized gains (losses)	(2,162)	(4,643)	104	159
Net change in unrealized appreciation/(depreciation)	27,356	(12,985)	671	(778)
Net increase (decrease) in net assets resulting from operations
	33,604	(10,656)	831	(340)
Policy Transactions:
Policy owners' net payments	5,368	7,050	353	(313)
Policy loans, surrenders and death benefits	(10,384)	(8,018)	(298)	(393)
Mortality and other (net)	(3,234)	(3,170)	(189)	(157)
Transfers from other divisions or sponsor	23,645	21,601	1,039	2,196
Transfers to other divisions or sponsor	(23,405)	(24,752)	(951)	(1,239)
Net increase (decrease) in net assets resulting from contract
transactions	(8,010)	(7,289)	(46)	94
Net increase (decrease) in net assets	25,594	(17,945)	785	(246)
Net Assets:
Beginning of period	161,150	179,095	6,714	6,960
End of period	$186,744	$161,150	$7,499	$6,714

Units issued during the period	3,334	3,343	967	1,702
Units redeemed during the period	(4,707)	(4,677)	(959)	(2,321)
Net units issued (redeemed) during period	(1,373)	(1,334)	8	(619)

The Accompanying Notes are an Integral Part of these Financial Statements. F-20

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

LifePoints Balanced Strategy

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

LifePoints Growth Strategy

Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:
Net investment income (loss)	$246	$1,044	$53	$1,053
Net realized gains (losses)	(136)	408	985	1,027
Net change in unrealized appreciation/(depreciation)	3,026	(3,007)	2,553	(4,085)
Net increase (decrease) in net assets resulting from operations
	3,136	(1,555)	3,591	(2,005)
Policy Transactions:
Policy owners' net payments	546	764	673	830
Policy loans, surrenders and death benefits	(552)	(1,976)	(1,800)	(451)
Mortality and other (net)	(467)	(460)	(431)	(432)
Transfers from other divisions or sponsor	2,987	1,488	1,325	2,538
Transfers to other divisions or sponsor	(1,494)	(1,423)	(1,032)	(1,608)
Net increase (decrease) in net assets resulting from contract
transactions	1,020	(1,607)	(1,265)	877
Net increase (decrease) in net assets	4,156	(3,162)	2,326	(1,128)
Net Assets:
Beginning of period	19,333	22,495	21,011	22,139
End of period	$23,489	$19,333	$23,337	$21,011

Units issued during the period

Units redeemed during the period

Net units issued (redeemed) during period

2,394	1,597
(2,328)	(2,163)
66	(566)

LifePoints Equity Growth

Strategy Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018

1,4641,737

(2,225)(1,825)

(761)(88)

Credit Suisse Trust Commodity

Return Strategy Division

Year Ended	Year Ended
December 31,	December 31,
2019	2018
Operations:	$(24)	$587	$101	$456
Net investment income (loss)
Net realized gains (losses)	633	793	(1,972)	(1,287)
Net change in unrealized appreciation/(depreciation)	1,536	(2,664)	3,120	(1,879)
Net increase (decrease) in net assets resulting from operations
	2,145	(1,284)	1,249	(2,710)
Policy Transactions:
Policy owners' net payments	363	404	1,085	836
Policy loans, surrenders and death benefits	(471)	(358)	(767)	(840)
Mortality and other (net)	(198)	(225)	(336)	(390)
Transfers from other divisions or sponsor	336	739	6,889	8,169
Transfers to other divisions or sponsor	(1,486)	(1,009)	(6,765)	(6,151)
Net increase (decrease) in net assets resulting from contract
transactions	(1,456)	(449)	106	1,624
Net increase (decrease) in net assets	689	(1,733)	1,355	(1,086)
Net Assets:
Beginning of period	11,597	13,330	20,036	21,122
End of period	$12,286	$11,597	$21,391	$20,036

Units issued during the period	691	852	1,765	1,929
Units redeemed during the period	(1,640)	(1,026)	(1,765)	(1,608)
Net units issued (redeemed) during period	(949)	(174)	-	321

The Accompanying Notes are an Integral Part of these Financial Statements.

Notes to Financial Statements

1.Organization

Northwestern Mutual Variable Life Account ("the Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "sponsor") used to fund variable life insurance policies ("the Policies").

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as "the Funds"). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.Significant Accounting Policies

A.Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.Investment Valuation – The shares are valued at the Funds' offering and redemption prices per share. As of December 31, 2019, all of the Account's investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account's own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners' net payments in the accompanying financial statements.

D.Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.Taxes – Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums.

3.Purchases and Sales of Investments

Purchases and sales of the Funds' shares for the year ended December 31, 2019 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division............................................................................	$ 75,452	$ 47,219
Focused Appreciation Division...............................................................	25,489	30,145
Large Cap Core Stock Division...............................................................	29,922	26,151
Large Cap Blend Division.......................................................................	2,939	2,882
Index 500 Stock Division........................................................................	121,972	117,375
Large Company Value Division..............................................................	3,806	3,271
Domestic Equity Division.........................................................................	22,933	22,846
Equity Income Division............................................................................	17,708	19,050
Mid Cap Growth Stock Division..............................................................	42,217	45,762
Index 400 Stock Division........................................................................	43,464	31,647
Mid Cap Value Division...........................................................................	11,566	9,071
Small Cap Growth Stock Division...........................................................	56,588	29,416
Index 600 Stock Division........................................................................	10,762	6,611
Small Cap Value Division........................................................................	39,311	22,577
International Growth Division.................................................................	9,966	13,098
	F-22

Notes to Financial Statements

Fund Name	Purchases	Sales
Research International Core Division.....................................................	$17,123	$8,465
International Equity Division....................................................................	62,785	50,682
Emerging Markets Equity Division...........................................................	9,853	8,640
Government Money Market Division.......................................................	60,206	62,652
Short-Term Bond Division.......................................................................	20,882	16,049
Select Bond Division...............................................................................	35,049	25,471
Long-Term U.S. Government Bond Division...........................................	5,003	2,819
Inflation Protection Bond Division...........................................................	2,711	2,302
High Yield Bond Division.........................................................................	13,652	10,459
Multi-Sector Bond Division......................................................................	14,849	5,102
Balanced Division...................................................................................	52,118	31,617
Asset Allocation Division........................................................................	8,972	5,573
Fidelity VIP Mid Cap Division...................................................................	28,442	21,346
Fidelity VIP Contrafund Division..............................................................	10,462	6,958
AMT Sustainable Equity Division............................................................	891	1,327
U.S. Strategic Equity Division.................................................................	21,182	22,126
U.S. Small Cap Equity Division................................................................	6,485	11,559
International Developed Markets Division...............................................	11,117	14,902
Strategic Bond Division..........................................................................	14,462	11,769
Global Real Estate Securities Division....................................................	19,434	19,032
LifePoints Moderate Strategy Division....................................................	1,538	1,351
LifePoints Balanced Strategy Division....................................................	5,288	3,631
LifePoints Growth Strategy Division......................................................	3,356	3,372
LifePoints Equity Growth Strategy Division............................................	1,851	2,591
Credit Suisse Trust Commodity Return Strategy Division.......................	3,362	3,154

4.Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges on the statements of operations.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other on the statements of changes in net assets.

Notes to Financial Statements

5.Subsequent Events

On or around May 1, 2020, the Company will automatically transfer amounts in the Account's investment in the following divisions to a share class of the same Fund that does not have a Rule 12b-1 fee.

Division	Current Fund/Class	New Fund/Class
Fidelity VIP Mid Cap Division	Fidelity VIP Mid Cap Portfolio –	Fidelity VIP Mid Cap Portfolio – Initial
	Service Class 2	Class
Fidelity VIP Contrafund Division	Fidelity VIP Contrafund Portfolio –	Fidelity VIP Contrafund Portfolio –
	Service Class 2	Initial Class
Credit Suisse Commodity Return	Credit Suisse Commodity Return	Credit Suisse Commodity Return
Strategy Division	Strategy Portfolio – Class 1	Strategy Portfolio – Class 2

The Funds will continue to be managed by the same investment advisor according to the same investment objectives and policies and for the same investment advisory and other fee structure as before the transaction. However, expenses related to investment in the new share class of the Funds will not reflect a Rule 12b-1 fee.

Subsequent to December 31, 2019 a pandemic related to COVID-19 was declared which has adversely affected the financial markets and the economy and may continue to do so for an extended period of time. The extent of the impact is uncertain and cannot be predicted at this time. Management will continue to monitor developments which may have a negative impact on the Account's assets.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
Growth Stock Division
2019......	70,191	$6.844781	to	$96.585761	$545,267	0.66%	0.00% to 0.55%	28.98%	to	29.68%
2018......	73,927	5.301752	to	74.477290	444,435	0.70	0.00 to 0.55	0.70	to	1.26
2017......	75,993	5.259578	to	73.551913	455,218	0.86	0.00 to 0.55	23.59	to	24.27
2016......	78,732	4.251519	to	59.189518	381,579	0.87	0.00 to 0.55	1.91	to	2.47
2015......	82,582	4.167790	to	57.763945	392,702	0.74	0.00 to 0.55	5.43	to	6.01
Focused Appreciation Division
2019......	29,318	$6.365138	to	$68.873586	$219,819	0.64%	0.00% to 0.55%	31.25%	to	31.97%
2018......	31,537	4.844807	to	52.188290	181,353	0.49	0.00 to 0.55	(2.87)	to	(2.34)
2017......	32,539	4.983314	to	53.438372	191,961	0.72	0.00 to 0.55	32.89	to	33.62
2016......	33,700	3.746116	to	39.992151	146,387	0.24	0.00 to 0.55	5.30	to	5.87
2015......	34,234	3.554167	to	37.773111	138,660	0.00	0.00 to 0.55	13.02	to	13.64
Large Cap Core Stock Division
2019......	58,418	$4.680129	to	$65.424142	$319,366	1.20%	0.00% to 0.55%	30.47%	to	31.19%
2018......	61,022	3.583452	to	49.869208	255,743	1.51	0.00 to 0.55	(6.55)	to	(6.04)
2017......	63,131	3.831001	to	53.073917	282,834	1.76	0.00 to 0.55	24.19	to	24.87
2016......	64,732	3.081784	to	42.503832	234,433	2.16	0.00 to 0.55	6.98	to	7.57
2015......	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88	to	28.58
Large Cap Blend Division
2019......	4,966	$2.430590	to	$21.249241	$13,260	1.12%	0.00% to 0.55%	23.29%	to	23.97%
2018......	5,369	1.969452	to	17.140701	11,780	0.78	0.00 to 0.55	(4.53)	to	(4.00)
2017......	5,549	2.060897	to	17.855817	12,473	0.92	0.00 to 0.55	18.38	to	19.02
2016......	5,069	1.739254	to	15.001832	9,582	1.06	0.00 to 0.55	13.36	to	13.99
2015......	5,414	1.532727	to	13.161232	8,934	0.93	0.00 to 0.55	(2.95)	to	(2.42)
Index 500 Stock Division
2019......	181,559	$7.598098	to	$178.109105	$1,676,771	1.61%	0.00% to 0.55%	30.46%	to	31.18%
2018......	186,899	5.818234	to	135.776139	1,326,361	1.60	0.00 to 0.55	(5.10)	to	(4.58)
2017......	191,990	6.124794	to	142.286114	1,445,616	1.76	0.00 to 0.55	20.85	to	21.52
2016......	196,058	5.062909	to	117.092375	1,222,210	1.85	0.00 to 0.55	11.12	to	11.73
2015......	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00 to 0.55	0.62	to	1.17
Large Company Value Division
2019......	5,997	$2.334690	to	$20.083819	$15,613	2.21%	0.00% to 0.55%	26.96%	to	27.66%
2018......	6,176	1.837071	to	15.732361	12,933	1.78	0.00 to 0.55	(8.43)	to	(7.92)
2017......	6,091	2.004205	to	17.086312	13,497	2.00	0.00 to 0.55	10.49	to	11.10
2016......	6,290	1.812084	to	15.379433	12,809	1.71	0.00 to 0.55	14.73	to	15.36
2015......	5,877	1.577867	to	13.331635	10,525	1.62	0.00 to 0.55	(4.37)	to	(3.85)

Domestic Equity Division
2019......	60,393	$3.219819	to	$35.207252	$223,783	1.83%	0.00% to 0.55%	20.11%	to	20.77%
2018......	63,912	2.678096	to	29.152607	197,690	1.74	0.00 to 0.55	(3.34)	to	(2.81)
2017......	67,362	2.768059	to	29.996128	217,712	1.62	0.00 to 0.55	13.16	to	13.78
2016......	71,274	2.443831	to	26.364364	203,723	1.86	0.00 to 0.55	14.35	to	14.98
2015......	73,953	2.135000	to	22.929503	183,664	1.82	0.00 to 0.55	(0.64)	to	(0.09)

Equity Income Division
2019......	31,552	$3.739921	to	$40.467475	$137,255	2.29%	0.00% to 0.55%	25.92%	to	26.61%
2018......	34,607	2.967059	to	31.961107	119,195	2.01	0.00 to 0.55	(9.84)	to	(9.35)
2017......	35,456	3.287847	to	35.257091	135,832	2.20	0.00 to 0.55	15.61	to	16.24
2016......	37,103	2.841098	to	30.330455	122,350	2.03	0.00 to 0.55	18.52	to	19.17
2015......	38,972	2.394831	to	25.451821	109,208	1.69	0.00 to 0.55	(7.25)	to	(6.74)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
Mid Cap Growth Stock Division
2019......	87,172	$5.429275	to	$154.540637	$562,896	0.18%	0.00% to 0.55%	32.29%	to	33.01%
2018......	91,231	4.100122	to	116.184426	445,659	0.13	0.00 to 0.55	(7.89)	to	(7.38)
2017......	94,455	4.446849	to	125.441587	501,695	0.25	0.00 to 0.55	19.63	to	20.29
2016......	97,909	3.713373	to	104.283373	434,672	0.19	0.00 to 0.55	0.28	to	0.83
2015......	101,666	3.699378	to	103.425002	450,936	0.04	0.00 to 0.55	0.16	to	0.71
Index 400 Stock Division
2019......	58,779	$5.677085	to	$66.313755	$372,368	1.21%	0.00% to 0.55%	25.20%	to	25.88%
2018......	60,974	4.530052	to	52.678316	309,099	1.11	0.00 to 0.55	(11.82)	to	(11.33)
2017......	62,321	5.132177	to	59.411237	358,143	1.07	0.00 to 0.55	15.33	to	15.96
2016......	64,605	4.445732	to	51.235085	321,909	1.15	0.00 to 0.55	19.72	to	20.38
2015......	66,515	3.709654	to	42.560713	275,417	1.08	0.00 to 0.55	(2.92)	to	(2.38)
Mid Cap Value Division
2019......	14,896	$4.554015	to	$49.276848	$76,441	1.61%	0.00% to 0.55%	28.50%	to	29.21%
2018......	15,826	3.540449	to	38.138006	63,562	1.60	0.00 to 0.55	(13.33)	to	(12.85)
2017......	16,920	4.080949	to	43.762109	78,440	1.44	0.00 to 0.55	11.20	to	11.81
2016......	17,981	3.666285	to	39.139970	74,486	1.68	0.00 to 0.55	22.56	to	23.23
2015......	17,077	2.988550	to	31.761925	57,463	1.64	0.00 to 0.55	(1.87)	to	(1.33)

Small Cap Growth Stock Division
2019......	51,995	$5.829238	to	$78.030714	$330,603	0.10%	0.00% to 0.55%	34.95%	to	35.69%
2018......	54,724	4.315234	to	57.505467	257,677	0.00	0.00 to 0.55	(12.19)	to	(11.71)
2017......	56,874	4.909491	to	65.129570	305,351	0.11	0.00 to 0.55	20.94	to	21.61
2016......	59,134	4.055279	to	53.557262	262,833	0.23	0.00 to 0.55	11.64	to	12.25
2015......	61,830	3.628992	to	47.712811	246,246	0.11	0.00 to 0.55	(0.23)	to	0.32
Index 600 Stock Division
2019......	18,011	$2.411252	to	$27.399696	$50,277	0.25%	0.00% to 0.55%	21.77%	to	22.44%
2018......	17,485	1.978237	to	22.378619	40,272	1.41	0.00 to 0.55	(9.28)	to	(8.78)
2017......	15,104	2.178475	to	24.532713	38,659	1.86	0.00 to 0.55	12.31	to	12.93
2016......	13,434	1.937744	to	21.724279	30,548	0.58	0.00 to 0.55	25.43	to	26.12
2015......	11,625	1.543293	to	17.224563	20,831	0.00	0.00 to 0.55	(2.88)	to	(2.35)

Small Cap Value Division
2019......	38,061	$4.791826	to	$52.395678	$204,813	0.47%	0.00% to 0.55%	25.20%	to	25.89%
2018......	40,431	3.823467	to	41.620093	175,135	0.53	0.00 to 0.55	(13.21)	to	(12.73)
2017......	42,358	4.400993	to	47.690780	211,637	0.77	0.00 to 0.55	11.04	to	11.65
2016......	44,467	3.959369	to	42.713658	199,932	0.93	0.00 to 0.55	31.67	to	32.39
2015......	45,429	3.004079	to	32.262868	156,881	0.68	0.00 to 0.55	(5.97)	to	(5.45)

International Growth Divisio n
2019......	41,418	$2.645647	to	$28.928599	$122,981	1.25%	0.00% to 0.55%	34.07%	to	34.80%
2018......	43,088	1.971431	to	21.459907	95,359	1.40	0.00 to 0.55	(11.76)	to	(11.28)
2017......	43,701	2.232113	to	24.188049	110,000	1.30	0.00 to 0.55	29.32	to	30.03
2016......	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)	to	(4.52)
2015......	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15	to	19.81

Research International Core		Division
2019......	32,749	$1.454984	to	$14.176293	$53,645	1.66%	0.00% to 0.55%	27.55%	to	28.25%
2018......	27,318	1.139564	to	11.053328	36,026	1.66	0.00 to 0.55	(14.14)	to	(13.66)
2017......	25,545	1.325886	to	12.802534	39,047	1.68	0.00 to 0.55	27.51	to	28.21
2016......	21,617	1.038788	to	9.985604	26,555	1.77	0.00 to 0.55	(1.66)	to	(1.12)
2015......	20,383	1.055308	to	10.098885	24,504	2.05	0.00 to 0.55	(1.65)	to	(1.11)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
International Equity Division
2019......	123,522	$3.700743	to	$5.804990	$526,380	2.49%	0.00% to 0.55%	11.98%	to	12.60%
2018......	128,969	3.301503	to	5.155553	489,960	2.50	0.00 to 0.55	(15.87)	to	(15.41)
2017......	132,108	3.920448	to	6.094491	598,133	2.35	0.00 to 0.55	21.63	to	22.30
2016......	134,698	3.220087	to	4.983406	502,291	2.14	0.00 to 0.55	2.33	to	2.89
2015......	137,889	3.143590	to	4.843231	502,646	2.95	0.00 to 0.55	(2.75)	to	(2.21)

Emerging Markets Equity Division
2019......	57,970	$1.056655	to	$12.866468	$69,251	1.11%	0.00% to 0.55%	19.94%	to	20.60%
2018......	56,859	0.880106	to	10.668771	56,824	1.31	0.00 to 0.55	(14.23)	to	(13.75)
2017......	53,406	1.025080	to	12.370178	62,871	0.92	0.00 to 0.55	27.14	to	27.84
2016......	42,450	0.805449	to	9.676365	39,231	0.72	0.00 to 0.55	8.47	to	9.06
2015......	39,847	0.741823	to	8.872116	34,756	0.88	0.00 to 0.55	(12.72)	to	(12.24)
Government Money Market Division
2019......	79,304	$1.568812	to	$43.345856	$152,147	1.92%	0.00% to 0.55%	1.38%	to	1.94%
2018......	78,642	1.545924	to	42.522150	154,530	1.53	0.00 to 0.55	0.97	to	1.53
2017......	77,104	1.529296	to	41.875417	147,850	0.59	0.00 to 0.55	0.05	to	0.60
2016......	83,720	1.527011	to	41.625993	164,799	0.12	0.00 to 0.55	(0.42)	to	0.13
2015......	79,683	1.531914	to	41.572750	171,148	0.01	0.00 to 0.55	(0.54)	to	0.01
Short-Term Bond Division
2019......	22,993	$1.084100	to	$13.380170	$30,340	2.05%	0.00% to 0.55%	3.81%	to	4.38%
2018......	16,642	1.043226	to	12.818134	24,893	1.54	0.00 to 0.55	0.81	to	1.36
2017......	16,212	1.033965	to	12.646732	22,489	1.28	0.00 to 0.55	0.78	to	1.33
2016......	16,506	1.025038	to	12.481062	20,405	1.19	0.00 to 0.55	1.12	to	1.67
2015......	12,538	1.012734	to	12.275717	15,742	0.71	0.00 to 0.55	0.17 (2)	to	0.72
Select Bond Division
2019......	70,958	$3.038977	to	$245.997917	$266,601	2.77%	0.00% to 0.55%	8.06%	to	8.65%
2018......	70,449	2.809628	to	226.413644	243,011	2.25	0.00 to 0.55	(0.76)	to	(0.21)
2017......	70,939	2.828365	to	226.897252	251,754	2.07	0.00 to 0.55	3.02	to	3.58
2016......	70,949	2.742774	to	219.047810	249,118	1.94	0.00 to 0.55	2.49	to	3.06
2015......	70,587	2.673382	to	212.549665	243,197	1.50	0.00 to 0.55	(0.02)	to	0.53

Long-Term U.S. Government Bond Division
2019......	7,922	$1.603184	to	$22.930587	$13,950	2.20%	0.00% to 0.55%	12.55%	to	13.17%
2018......	6,965	1.423026	to	20.262648	10,667	2.02	0.00 to 0.55	(2.58)	to	(2.04)
2017......	6,284	1.459300	to	20.685508	9,880	1.86	0.00 to 0.55	7.69	to	8.28
2016......	6,543	1.353810	to	19.104481	9,594	1.87	0.00 to 0.55	0.54	to	1.09
2015......	5,671	1.345254	to	18.898765	8,101	2.11	0.00 to 0.55	(2.01)	to	(1.47)

Inflation Protection Division
2019......	8,193	$1.172363	to	$15.648347	$11,881	2.63%	0.00% to 0.55%	8.42%	to	9.02%
2018......	8,142	1.080225	to	14.354000	10,811	2.09	0.00 to 0.55	(3.14)	to	(2.61)
2017......	7,799	1.114216	to	14.738894	10,493	0.69	0.00 to 0.55	3.01	to	3.58
2016......	6,910	1.080563	to	14.229840	8,987	1.23	0.00 to 0.55	4.11	to	4.68
2015......	6,372	1.036853	to	13.593038	7,975	2.34	0.00 to 0.55	(2.74)	to	(2.20)

High Yield Bond Division
2019......	23,653	$4.407984	to	$59.428074	$120,105	5.49%	0.00% to 0.55%	14.34%	to	14.97%
2018......	24,213	3.851321	to	51.690668	107,388	5.42	0.00 to 0.55	(3.24)	to	(2.71)
2017......	25,336	3.976385	to	53.128855	116,367	5.44	0.00 to 0.55	6.30	to	6.88
2016......	25,741	3.737039	to	49.707921	110,842	5.33	0.00 to 0.55	13.97	to	14.60
2015......	26,563	3.275752	to	43.377037	100,914	4.53	0.00 to 0.55	(1.90)	to	(1.36)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2)Ratio is less than 0.005%.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
Multi-Sector Bond Division
2019......	32,487	$1.515308	to	$21.138053	$55,539	4.66%	0.00% to 0.55%	13.42%	to	14.04%
2018......	27,865	1.334721	to	18.535667	41,877	3.12	0.00 to 0.55	(1.84)	to	(1.30)
2017......	26,759	1.358433	to	18.780164	40,381	3.85	0.00 to 0.55	7.79	to	8.38
2016......	23,443	1.258995	to	17.327635	32,977	4.53	0.00 to 0.55	10.48	to	11.09
2015......	21,624	1.138400	to	15.597729	27,546	5.58	0.00 to 0.55	(2.76)	to	(2.22)

Balanced Division
2019......	45,747	$4.418751	to	$246.784874	$400,553	2.30%	0.00% to 0.55%	17.28%	to	17.92%
2018......	45,928	3.764026	to	209.277798	347,349	2.37	0.00 to 0.55	(3.98)	to	(3.45)
2017......	47,261	3.916267	to	216.761163	375,073	2.19	0.00 to 0.55	11.37	to	11.98
2016......	48,762	3.512832	to	193.563662	347,403	2.26	0.00 to 0.55	6.00	to	6.58
2015......	53,304	3.310708	to	181.609174	345,035	1.97	0.00 to 0.55	(0.67)	to	(0.12)

Asset Allocation Division
2019......	17,417	$2.660780	to	$29.093477	$57,278	2.23%	0.00% to 0.55%	20.42%	to	21.08%
2018......	17,585	2.207402	to	24.028105	48,341	1.99	0.00 to 0.55	(5.40)	to	(4.88)
2017......	18,186	2.331046	to	25.259678	53,600	2.07	0.00 to 0.55	14.25	to	14.87
2016......	17,637	2.038314	to	21.988973	44,895	2.37	0.00 to 0.55	7.20	to	7.79
2015......	18,489	1.899554	to	20.400265	44,291	1.92	0.00 to 0.55	(0.97)	to	(0.43)
Fidelity VIP Mid Cap Division
2019......	28,622	$5.515184	to	$59.676525	$180,950	0.67%	0.00% to 0.55%	22.50%	to	23.17%
2018......	30,730	4.497777	to	48.449732	159,036	0.40	0.00 to 0.55	(15.24)	to	(14.77)
2017......	31,890	5.301232	to	56.847028	195,568	0.49	0.00 to 0.55	19.88	to	20.54
2016......	33,080	4.417776	to	47.161926	169,985	0.32	0.00 to 0.55	11.31	to	11.92
2015......	34,908	3.964922	to	42.137819	162,700	0.25	0.00 to 0.55	(2.17)	to	(1.63)
Fidelity VIP Contrafund Division
2019......	18,727	$2.438969	to	$27.008170	$52,730	0.22%	0.00% to 0.55%	30.56%	to	31.27%
2018......	19,649	1.866274	to	20.573795	41,918	0.44	0.00 to 0.55	(7.15)	to	(6.64)
2017......	19,612	2.008049	to	22.036922	44,858	0.77	0.00 to 0.55	20.92	to	21.59
2016......	20,138	1.658952	to	18.124509	38,211	0.62	0.00 to 0.55	7.14	to	7.73
2015......	22,441	1.546836	to	16.824006	39,557	0.82	0.00 to 0.55	(0.13)	to	0.42
AMT Sustainable Equity Division
2019......	1,863	$2.274699	to	$25.016087	$5,561	0.41%	0.00% to 0.55%	25.20%	to	25.88%
2018......	2,134	1.815096	to	19.872228	5,073	0.51	0.00 to 0.55	(6.23)	to	(5.72)
2017......	2,092	1.933853	to	21.076980	5,287	0.51	0.00 to 0.55	17.78	to	18.43
2016......	2,390	1.640254	to	17.797220	4,887	0.71	0.00 to 0.55	9.26	to	9.86
2015......	2,413	1.499733	to	16.199640	4,514	0.57	0.00 to 0.55	(1.01)	to	(0.46)
U.S. Strategic Equity Division
2019......	83,411	$2.520964	to	$28.741505	$237,880	1.07%	0.00% to 0.55%	29.55%	to	30.26%
2018......	88,552	1.943977	to	22.064057	195,830	1.15	0.00 to 0.55	(10.14)	to	(9.64)
2017......	92,817	2.161152	to	24.418364	230,509	1.02	0.00 to 0.55	20.14	to	20.80
2016......	99,289	1.797106	to	20.214494	204,986	1.04	0.00 to 0.55	10.03	to	10.64
2015......	108,402	1.631656	to	18.271298	203,098	0.82	0.00 to 0.55	0.55	to	1.11
U.S. Small Cap Equity Division
2019......	29,197	$3.197903	to	$37.394611	$104,692	0.56%	0.00% to 0.55%	22.40%	to	23.07%
2018......	31,008	2.610168	to	30.385277	91,320	0.47	0.00 to 0.55	(12.45)	to	(11.97)
2017......	32,697	2.978626	to	34.518205	110,459	0.18	0.00 to 0.55	14.85	to	15.48
2016......	34,090	2.590944	to	29.891437	100,382	0.83	0.00 to 0.55	18.01	to	18.66
2015......	36,650	2.193357	to	25.191084	91,739	0.67	0.00 to 0.55	(7.69)	to	(7.19)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

Notes to Financial Statements

6. Financial Highlights
	As of the respective period end date:						For the respective period ended:
						Dividend
						Income as	Expense Ratio,
	Units					a % of
	Outstanding	Unit Value,			Net Assets	Average	Lowest to	Total Return Lowest
	(000's)	Lowest to Highest			(000's)	Net Assets	Highest (1)	to Highest (1)
International Developed Markets Division
2019......	55,727	$2.055606	to	$22.896522	$131,391	2.62%	0.00% to 0.55%	19.07%	to	19.72%
2018......	58,409	1.724712	to	19.124827	116,077	1.72	0.00 to 0.55	(15.34)	to	(14.87)
2017......	59,631	2.035246	to	22.466466	141,472	2.65	0.00 to 0.55	24.29	to	24.98
2016......	60,682	1.635824	to	17.976751	116,151	3.23	0.00 to 0.55	1.80	to	2.36
2015......	62,803	1.605290	to	17.562157	117,670	1.15	0.00 to 0.55	(1.85)	to	(1.31)

Strategic Bond Division
2019......	27,416	$2.469076	to	$26.963899	$88,249	2.75%	0.00% to 0.55%	8.60%	to	9.19%
2018......	28,147	2.271363	to	24.693685	81,612	2.12	0.00 to 0.55	(1.35)	to	(0.81)
2017......	29,030	2.300337	to	24.895915	86,180	1.35	0.00 to 0.55	3.30	to	3.86
2016......	29,943	2.224732	to	23.970161	86,313	1.59	0.00 to 0.55	2.54	to	3.10
2015......	29,943	2.167486	to	23.248775	85,576	2.39	0.00 to 0.55	(0.69)	to	(0.14)

Global Real Estate Securities Division
2019......	30,637	$5.422414	to	$59.135972	$186,744	5.05%	0.00% to 0.55%	20.98%	to	21.64%
2018......	32,010	4.477782	to	48.615288	161,150	4.49	0.00 to 0.55	(6.24)	to	(5.73)
2017......	33,345	4.771257	to	51.568102	179,095	3.63	0.00 to 0.55	11.19	to	11.80
2016......	34,924	4.286703	to	46.124107	168,647	4.49	0.00 to 0.55	2.46	to	3.02
2015......	36,412	4.179747	to	44.771967	172,160	1.64	0.00 to 0.55	(0.30)	to	0.25

LifePoints Moderate Strategy Division
2019......	3,788	$1.435781	to	$17.716081	$7,499	1.21%	0.00% to 0.55%	11.93%	to	12.54%
2018......	3,780	1.281521	to	15.741887	6,714	4.57	0.00 to 0.55	(5.44)	to	(4.92)
2017......	4,399	1.353996	to	16.557145	6,960	2.27	0.00 to 0.55	9.29	to	9.88
2016......	3,497	1.237730	to	15.067752	5,175	3.65	0.00 to 0.55	7.16	to	7.75
2015......	2,175	1.153913	to	13.984420	3,256	2.55	0.00 to 0.55	(2.24)	to	(1.71)

LifePoints Balanced Strategy Division
2019......	10,992	$1.547882	to	$17.958473	$23,489	1.59%	0.00% to 0.55%	15.81%	to	16.45%
2018......	10,926	1.335190	to	15.421524	19,333	5.36	0.00 to 0.55	(7.31)	to	(6.80)
2017......	11,492	1.439016	to	16.545882	22,495	2.36	0.00 to 0.55	11.39	to	12.00
2016......	10,796	1.290626	to	14.773443	18,770	3.30	0.00 to 0.55	8.46	to	9.05
2015......	11,511	1.188804	to	13.546956	17,506	2.20	0.00 to 0.55	(2.84)	to	(2.30)

LifePoints Growth Strategy Division
2019......	10,998	$1.608669	to	$17.402048	$23,337	0.70%	0.00% to 0.55%	17.42%	to	18.06%
2018......	11,759	1.368685	to	14.739598	21,011	4.93	0.00 to 0.55	(8.55)	to	(8.05)
2017......	11,847	1.495208	to	16.029490	22,139	3.19	0.00 to 0.55	15.02	to	15.65
2016......	12,307	1.298639	to	13.860030	19,559	2.92	0.00 to 0.55	9.13	to	9.73
2015......	13,267	1.188862	to	12.631574	19,036	1.81	0.00 to 0.55	(3.84)	to	(3.31)

LifePoints Equity Growth Strategy Division
2019......	5,785	$1.675624	to	$16.548015	$12,286	0.23%	0.00% to 0.55%	19.43%	to	20.09%
2018......	6,734	1.401615	to	13.779890	11,597	4.92	0.00 to 0.55	(9.95)	to	(9.45)
2017......	6,907	1.554985	to	15.218716	13,330	3.38	0.00 to 0.55	16.91	to	17.55
2016......	6,850	1.328754	to	12.946453	10,823	2.95	0.00 to 0.55	10.24	to	10.85
2015......	6,000	1.204105	to	11.679451	8,824	1.53	0.00 to 0.55	(4.40)	to	(3.87)

Credit Suisse Trust Commodity Return Strategy Division
2019......	4,165	$4.729147	to	$5.018507	$21,391	0.88%	0.00% to 0.55%	6.11%	to	6.69%
2018......	4,165	4.432602	to	4.724979	20,036	2.52	0.00 to 0.55	(12.14)	to	(11.66)
2017......	3,845	5.017461	to	5.372638	21,122	9.04	0.00 to 0.55	0.96	to	1.52
2016......	3,494	4.942479	to	5.316102	18,978	0.00	0.00 to 0.55	11.41	to	12.02
2015......	3,059	4.412123	to	4.767003	14,882	0.00	0.00 to 0.55	(25.44)	to	(25.03)

(1)Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

The Northwestern Mutual

Life Insurance Company

Financial Statements and

Supplementary Information

December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Milwaukee, Wisconsin

February 14, 2020

The Northwestern Mutual Life Insurance Company

Statements of Financial Position

(in millions)

	December 31,
	2019	2018

Assets:
Bonds	$159,760	$153,713
Mortgage loans	39,771	36,755
Policy loans	17,829	17,693
Common and preferred stocks	4,677	5,574
Real estate	2,872	2,576
Other investments	20,962	17,048
Cash and short-term investments	2,408	1,899

Total investments	248,279	235,258

Due and accrued investment income	2,057	1,956
Net deferred tax assets	1,609	1,792
Deferred premium and other assets	3,541	3,444
Separate account assets	34,832	29,717

Total assets	$290,318	$272,167

Liabilities and surplus:
Reserves for policy benefits	$211,100	$202,816
Policyowner dividends payable	5,995	5,635
Interest maintenance reserve	979	580
Asset valuation reserve	6,203	4,597
Income taxes payable	129	249
Other liabilities	6,864	6,439
Separate account liabilities	34,832	29,717

Total liabilities	266,102	250,033

Surplus:
Surplus notes	3,568	2,948
Unassigned surplus	20,648	19,186

Total surplus	24,216	22,134

Total liabilities and surplus	$290,318	$272,167

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Operations

(in millions)

	For the years ended
	December 31,

	2019	2018	2017

Revenue:
Premiums	$19,010	$18,036	$17,897
Net investment income	10,149	9,791	9,541
Other income	696	655	649

Total revenue	29,855	28,482	28,087

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	11,515	11,436	10,332
Net additions to policy benefit reserves	9,451	8,079	8,700
Net transfers from separate accounts	(783)	(497)	(229)

Total benefits	20,183	19,018	18,803

Commissions and operating expenses	3,306	3,230	3,120

Total benefits and expenses	23,489	22,248	21,923

Gain from operations before dividends and taxes	6,366	6,234	6,164

Policyowner dividends	5,999	5,634	5,338

Gain from operations before taxes	367	600	826
Income tax benefit	(199)	(159)	(98)

Net gain from operations	566	759	924
Net realized capital gains	702	24	93

Net income	$1,268	$783	$1,017

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2019	2018	2017

Beginning of year balance	$22,134	$20,851	$20,230

Net income	1,268	783	1,017

Change in net unrealized capital gains and losses	1,141	(126)	822

Change in net deferred tax assets	(130)	(76)	(1,323)

Change in nonadmitted assets	(143)	169	(390)

Change in asset valuation reserve	(1,606)	(263)	(887)

Change in surplus notes	620	-	1,198

Other surplus changes	932	796	184

Net increase in surplus	2,082	1,283	621

End of year balance	$24,216	$22,134	$20,851

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows

(in millions)

	For the years ended

	December 31,
	2019	2018	2017

Cash flows from operating activities:
Premiums and other income received	$13,864	$13,252	$12,957
Investment income received	9,518	9,202	9,012
Benefit and dividend payments to policyowners and beneficiaries	(10,660)	(10,513)	(9,506)
Net transfers from separate accounts	770	496	228
Commissions, expenses and taxes paid	(3,268)	(2,699)	(3,080)

Net cash provided by operating activities	10,224	9,738	9,611

Cash flows from investing activities:
Proceeds from investments sold or matured:
Bonds	41,841	33,279	44,511
Mortgage loans	3,078	3,167	2,581
Common and preferred stocks	5,461	4,886	2,750
Real estate	941	23	284
Other investments	2,235	2,831	2,193

Subtotal proceeds from investments	53,556	44,186	52,319

Cost of investments acquired:
Bonds	(47,219)	(40,797)	(50,472)
Mortgage loans	(6,048)	(4,314)	(4,096)
Common and preferred stocks	(3,832)	(4,857)	(3,549)
Real estate	(841)	(168)	(148)
Other investments	(5,634)	(4,515)	(4,431)

Subtotal cost of investments acquired	(63,574)	(54,651)	(62,696)

Net inflows of policy loans	168	35	74

Net cash applied to investing activities	(9,850)	(10,430)	(10,303)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	596	-	1,198
Net outflows on deposit-type contracts	(232)	(350)	(220)
Other cash provided (applied)	(229)	472	(117)

Net cash provided by (applied to) financing and miscellaneous sources	135	122	861

Net increase (decrease) in cash and short-term investments	509	(570)	169

Cash and short-term investments, beginning of year	1,899	2,469	2,300

Cash and short-term investments, end of year	$2,408	$1,899	$2,469

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2019	2018	2017

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$5,453	$5,149	$5,025
Capitalized interest and payment in-kind investment income	870	776	729
Other policyowner contract activity	245	226	207
Employee benefit and compensation plan expenses	155	128	129

Investing:
Bond refinancings and exchanges	13,075	2,116	1,826
Mortgage loan refinancings and transfers	731	1,377	845
Net policy loan activity	316	295	303
Other invested asset exchanges	270	103	88
Common stock exchanges	105	144	93
Net premium loan activity	125	139	48
Net asset transfers with affiliated entities	199	138	803

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	505	391	439
Surplus note exchange	24	-	-

The accompanying notes are an integral part of these financial statements.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes all of the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s financial statements.

These financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the Statements of Operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted and (8) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies and are reported at the unpaid principal balance. Policy loans earn interest at either a fixed rate or at a variable rate based on an election that is made by the policyowner when applying for their policy. If a variable rate is elected, the rate will be reset annually. The Company considers the unpaid principal balance of policy loans to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Cash and Short-term Investments

Short-term investments include securities that had maturities of one year or less at purchase, primarily money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Reserves for Policy Benefits

Reserves for policy benefits generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s reserves for policy benefits.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (in its discretion) approves the amount and allocation of dividends among groups of policies issued by the Company, based on management’s recommendation. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual dividends and termination dividends. Termination dividends are additional dividends payable upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, use them to reduce future premiums due, use them to purchase additional insurance benefits, use them to repay policy loans or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay renewal premiums are reported as premiums in the statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Interest Maintenance Reserve

The Company is required to maintain an interest maintenance reserve (IMR). The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by an interest rate-related derivative instrument.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with securities lending and repurchase agreements and interest expense related to the Company’s surplus notes. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are included in income tax benefit in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $31 million and $56 million at December 31, 2019 and 2018, respectively, are included in other assets in the Statements of Financial Position and are net of accumulated depreciation of $428 million and $394 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $357 million and $305 million at December 31, 2019 and 2018, respectively. Depreciation expense for IT equipment and software totaled $146 million, $134 million and $115 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statements of financial position. These amounts were $130 million and $145 million at December 31, 2019 and 2018, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $16 million and $12 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (“COLI”) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, and certain equity-method investments for which audits are not performed are excluded from assets and surplus in the statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statements of changes in surplus.

Foreign Currency Translation

All of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, equities, and other investments denominated in foreign currencies. Investments denominated in a foreign currency are translated to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment is sold, determined to be other-than-temporarily impaired or matures, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt of foreign-denominated interest or dividends, are translated to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2019 through February 14, 2020, the date these financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2019 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated at “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost less any other-than-temporary impairment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified exchange-traded fund investments are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Statement value and fair value of bonds at December 31, 2019 and 2018, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2019	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$2,701	$158	$(5)	$2,854
States, territories and possessions	742	139	(1)	880
Special revenue and assessments	26,310	887	(48)	27,149
All foreign governments	4,531	350	(23)	4,858
Hybrid securities	473	28	(22)	479
SVO-identified funds	3	-	-	3
Industrial and miscellaneous	125,000	7,864	(358)	132,506

Total bonds	$159,760	$9,426	$(457)	$168,729

December 31, 2018	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,747	$200	$(15)	$4,932
States, territories and possessions	648	88	(2)	734
Special revenue and assessments	33,671	420	(788)	33,303
All foreign governments	2,011	10	(77)	1,944
Hybrid securities	540	16	(32)	524
SVO-identified funds	117	-	-	117
Industrial and miscellaneous	111,979	1,380	(3,348)	110,011

Total bonds	$153,713	$2,114	$(4,262)	$151,565

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Statement value of bonds by SVO rating category at December 31, 2019 and 2018 was as follows:

December 31, 2019	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$2,701	$-	$-	$-	$-	$-	$2,701

States, territories and possessions	664	78	-	-	-	-	742

Special revenue and assessments	26,159	119	32	-	-	-	26,310

All foreign governments	1,472	2,903	65	40	51	-	4,531

Hybrid securities	-	270	173	30	-	-	473

SVO-identified funds	-	-	-	3	-	-	3

Industrial and miscellaneous	60,420	49,654	6,809	5,014	3,049	54	125,000

Total bonds	$91,416	$53,024	$7,079	$5,087	$3,100	$54	$159,760

December 31, 2018	SVO Rating

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,747	$-	$-	$-	$-	$-	$4,747

States, territories and possessions	596	52	-	-	-	-	648

Special revenue and assessments	33,550	121	-	-	-	-	33,671

All foreign governments	641	1,168	166	36	-	-	2,011

Hybrid securities	-	314	191	35	-	-	540

SVO-identified funds	-	-	-	117	-	-	117

Industrial and miscellaneous	52,858	45,684	5,826	4,934	2,645	32	111,979

Total bonds	$92,392	$47,339	$6,183	$5,122	$2,645	$32	$153,713

Based on statement value, 90% and 91% of the Company’s bond portfolio was rated investment grade (i.e., rated 1 or 2 by the SVO) at December 31, 2019 and 2018, respectively.

The Company’s bond investments include structured securities which include a significant concentration in residential mortgage-backed securities issued by U.S. Government agencies. Statement value and fair value of structured securities at December 31, 2019 and 2018, aggregated by investment grade or below investment grade (i.e., rated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2019	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$24,486	$24,947	$-	$-	$24,486	$24,947
Other prime	709	719	1	1	710	720
Other below-prime	357	362	2	3	359	365
Commercial mortgage-backed:
U.S. Government agencies	64	66	-	-	64	66
Conduit	3,008	3,077	-	-	3,008	3,077
Other commercial mortgage-backed	2	2	-	-	2	2
Other asset-backed	8,420	8,574	98	107	8,518	8,681

Total structured securities	$37,046	$37,747	$101	$111	$37,147	$37,858

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

December 31, 2018	Investment Grade		Below Investment Grade			Total
	Statement Value	Fair Value	Statement Value		Fair Value	Statement Value	Fair Value
				(in millions)
Residential mortgage-backed:
U.S. Government agencies	$31,654	$31,025	$-		$-	$31,654	$31,025
Other prime	602	597	1		1	603	598
Other below-prime	401	396	3		3	404	399
Commercial mortgage-backed:
U.S. Government agencies	133	134	-		-	133	134
Conduit	1,972	1,945	-		1	1,972	1,946
Other commercial mortgage-backed	15	16	-		-	15	16
Other asset-backed	7,687	7,655	52		57	7,739	7,712

Total structured securities	$42,464	$41,768	$56		$62	$42,520	$41,830

Based on statement value, over 99% of the Company’s structured securities portfolio was rated as investment grade at each of December 31, 2019 and 2018.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2019 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value
	(in millions)

Due in one year or less	$4,338	$4,362

Due after one year through five years	37,653	38,705

Due after five years through ten years	46,633	48,884

Due after ten years	72,735	78,377

Total	$161,359	$170,328

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $163 million and $137 million at December 31, 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2019 and 2018 was as follows:

December 31, 2019	United States of America

	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$5,434	$1,915	$2,912	$7,411	$-	$17,672

Office	3,617	897	1,293	3,263	-	9,070

Retail	2,593	535	1,670	2,052	-	6,850

Warehouse/Industrial	677	447	672	1,179	196	3,171

Manufactured housing	254	321	1,189	893	-	2,657

Other	126	59	28	138	-	351

Total	$12,701	$4,174	$7,764	$14,936	$196	$39,771

December 31, 2018	United States of America

	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$4,621	$1,620	$2,418	$6,290	$-	$14,949

Office	3,640	921	1,242	3,399	-	9,202

Retail	2,709	550	2,000	2,229	-	7,488

Warehouse/Industrial	539	372	635	1,155	171	2,872

Manufactured housing	234	235	719	697	-	1,885

Other	140	52	30	137	-	359

Total	$11,883	$3,750	$7,044	$13,907	$171	$36,755

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $3.5 billion and $3.6 billion at December 31, 2019 and 2018, respectively.

All mortgage loans were current on contractual interest and principal payments at each of December 31, 2019 and 2018. Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2019 and 2018 is summarized below.

	2019	2018

Minimum interest rate	2.95%	3.19%

Maximum interest rate	11.75%	7.50%

Weighted-average LTV	57%	56%

Maximum LTV	74%	87%

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2019 and 2018, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 52% and 51%, respectively. The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2019 and 2018 was as follows:

December 31, 2019	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$5,628	$11,877	$167	$-	$17,672

Office	5,977	2,704	318	71	9,070

Retail	3,179	3,370	258	43	6,850

Warehouse/Industrial	1,699	1,187	216	69	3,171

Manufactured housing	419	2,238	-	-	2,657

Other	222	54	59	16	351

Total	$17,124	$21,430	$1,018	$199	$39,771

December 31, 2018	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$4,963	$9,862	$124	$-	$14,949

Office	5,714	3,115	171	202	9,202

Retail	3,997	3,365	126	-	7,488

Warehouse/Industrial	1,313	1,318	241	-	2,872

Manufactured housing	639	898	348	-	1,885

Other	223	113	-	23	359

Total	$16,849	$18,671	$1,010	$225	$36,755

The aggregate statement value of mortgage loans with an LTV ratio in excess of 100% was $45 million at December 31, 2019. At December 31, 2018, the Company had no mortgage loans with an LTV ratio in excess of 100%.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company recognized no capital losses related to

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

troubled debt restructuring of mortgage loans for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had no mortgage loans at December 31, 2019 that were considered “restructured.” At December 31, 2018, the Company had $21 million of principal outstanding on mortgage loans that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2019 or 2018.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $4,474 million and $5,366 million included in the statements of financial position at December 31, 2019 and 2018, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Preferred stocks rated 1, 2 or 3 by the SVO are reported at amortized cost. Preferred stocks rated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. At December 31, 2019 and 2018, the statements of financial position included $203 million and $208 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2019 and 2018 was as follows:

December 31, 2019	East	Midwest	South	West	Total

	(in millions)

Apartment	$277	$195	$178	$718	$1,368

Office	214	676	128	17	1,035

Warehouse/Industrial	118	-	38	205	361

Other	16	54	13	25	108

Total	$625	$925	$357	$965	$2,872

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

December 31, 2018	East	Midwest	South	West	Total
	(in millions)
Apartment	$285	$201	$218	$526	$1,230

Office	-	693	131	18	842

Warehouse/Industrial	160	-	40	188	388

Other	28	48	13	27	116

Total	$473	$942	$402	$759	$2,576

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $676 million and $687 million at December 31, 2019 and 2018, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)

Securities partnerships and LLCs	$7,581	$6,839

Bonds	3,571	3,196

Real estate JVs, partnerships and LLCs	2,697	2,115

Common and preferred stocks	2,030	1,253

Corporate-owned life insurance	1,043	-

Real estate	1,023	806

Structured settlements	800	527

Low income housing tax credit properties	662	598

Derivative instruments	546	695

Cash and short-term investments	444	392

Lease receivables	274	253

Other, net	291	374

Total	$20,962	$17,048

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, tax credit properties and lease receivables, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2019 and 2018, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2019 and 2018 were $123 million and $119 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

See Note 4 for more information regarding the Company’s use of derivatives.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2019 and 2018, the value of wholly-owned SCA investments were as follows:

	December 31, 2019			December 31, 2018

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value

		(in millions)			(in millions)

NM Wealth Management Company	$237	$-	$237	$172	$-	$172

Bradford, Inc.	-	-	-	1	1	-

Total common stock SCAs [1]	237	-	237	173	1	172

NML Securities Holdings, LLC	8,485	-	8,485	5,714	-	5,714

NML Real Estate Holdings, LLC	2,404	-	2,404	1,803	-	1,803

NM Investment Holdings, LLC	1,334	-	1,334	1,286	-	1,286

NM Pebble Valley, LLC	128	-	128	204	-	204

NM Investment Services, LLC	124	-	124	110	-	110

NM GP Holdings, LLC	62	13	49	59	3	56

Northwestern Mutual Investment Management Company, LLC	44	44	-	42	42	-

Mason Street Advisors, LLC	36	36	-	35	35	-

NM QOZ FUND, LLC	16	-	16	16	9	7

NM-SAS, LLC	4	-	4	4	-	4

NM Career Distribution Holdings, LLC	4	4	-	2	2	-

GRO-SUB, LLC	1	1	-	1	1	-

GRO, LLC	1	1	-	1	1	-

Total other investment SCAs [2]	12,643	99	12,544	9,277	93	9,184

Total investments in SCAs	$12,880	$99	$12,781	$9,450	$94	$9,356

[1]	Reported in common and preferred stocks in the statements of financial position.
[2]	Reported in other investments in the statements of financial position.

Investment filings for all common stock SCAs were submitted to the NAIC during 2019. In all cases, the NAIC accepted the statement value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Net Investment Income

The sources of net investment income for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,

	2019	2018	2017

		(in millions)

Bonds	$6,400	$6,020	$5,738

Mortgage loans	1,676	1,573	1,590

Common and preferred stocks	146	210	118

Real estate	288	275	276

Other investments	1,205	1,184	1,216

Policy loans	1,180	1,164	1,149

Amortization of IMR	133	135	162

Gross investment income	11,028	10,561	10,249

Less: investment expenses	879	770	708

Net investment income	$10,149	$9,791	$9,541

For the years ended December 31, 2019 and 2018, bond investment income included $72 million and $42 million of prepayment fees, respectively, generated as a result of 108 and 83 securities, respectively, sold, disposed, or otherwise redeemed as a result of a callable feature. Accrued investment income more than ninety days past due is a nonadmitted asset. Changes in the nonadmitted amount are reported as direct adjustments to surplus in the statements of changes in surplus. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Realized capital gains and losses for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2019			December 31, 2018			December 31, 2017

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$1,094	$(369)	$725	$275	$(543)	$(268)	$755	$(543)	$212
Mortgage loans	8	(3)	5	-	(2)	(2)	2	(5)	(3)
Common and preferred stocks	662	(291)	371	538	(147)	391	363	(29)	334
Real estate	502	(6)	496	12	(13)	(1)	101	-	101
Other investments	1,005	(1,053)	(48)	699	(952)	(253)	692	(786)	(94)

Subtotal	$3,271	$(1,722)	1,549	$1,524	$(1,657)	(133)	$1,913	$(1,363)	550

Less: IMR net gains (losses) before taxes			674			(245)			389
Less: Capital gains tax expense (benefit)			173			88			68

Net realized capital gains (losses)			$702			$24			$93

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $30 billion, $22 billion, and $31 billion for the years ended December 31, 2019, 2018 and 2017, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,
	2019	2018	2017
Bonds, common and preferred stocks:		(in millions)

Structured securities	$(1)	$(1)	$(1)
Financial services	-	(1)	(1)
Consumer discretionary	(84)	-	(63)
Industrials	(9)	(35)	(53)
Energy	(44)	(2)	(39)
Basic materials	(1)	-	(7)

Subtotal	(139)	(39)	(164)

Real estate	(6)	(13)	-

Other investments:
Real estate JVs	-	-	(27)
Securities partnerships	(78)	(44)	(53)
Energy and transportation	-	(22)	-

Subtotal	(78)	(66)	(80)

Total	$(223)	$(118)	$(244)

In addition to the realized capital losses above, $0.2 million, $22 million and $30 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2019, 2018 and 2017, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Changes in net unrealized capital gains and losses for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,

	2019	2018	2017
	(in millions)

Bonds	$152	$(376)	$564

Mortgage loans	11	(10)	13

Common and preferred stocks	304	(653)	529

Other investments	727	833	(230)

Subtotal	1,194	(206)	876

Change in deferred taxes	(53)	80	(54)

Change in net unrealized capital gains and losses	$1,141	$(126)	$822

Changes in net unrealized capital gains and losses for the years ended December 31, 2019, 2018 and 2017 included the reversal of previously unrealized capital gains of $(369) million, $(602) million and $(489) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2019 and 2018 were as follows:

	December 31, 2019

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$11,128	$10,947	$(181)	$9,657	$9,139	$(518)

Common and preferred stocks	495	430	(65)	374	307	(67)

Total	$11,623	$11,377	$(246)	$10,031	$9,446	$(585)

	December 31, 2018

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Bonds	$53,896	$51,789	$(2,107)	$56,888	$54,284	$(2,604)

Common and preferred stocks	2,609	2,267	(342)	265	192	(73)

Total	$56,505	$54,056	$(2,449)	$57,153	$54,476	$(2,677)

All of these bonds were current on contractual interest and principal payments at December 31, 2019. Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

At December 31, 2019 and 2018, unrealized capital losses on structured securities in a loss position for greater than 12 months were $32 million and $856 million, respectively, while unrealized capital losses on structured securities in a loss position for less than 12 months were $34 million and $60 million, respectively.

For securities without a full SVO credit analysis performed, the statutory basis of accounting allows the Company to assign a NAIC designation of 5* to such securities for reporting purposes. At December 31, 2019 and 2018, the statement and fair values of NAIC 5* securities were as follows:

	December 31,

	2019			2018

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value
	($ in millions)

Bonds	59	$1,471	$1,412	60	$1,587	$1,519
Loan-backed and structured securities	5	57	66	3	—	—
Preferred stock	5	79	83	7	74	80

Total	69	$1,607	$1,561	70	$1,661	$1,599

Repurchase Agreements

The Company participates in a bilateral repurchase program with U.S. domiciled unaffiliated third parties. The agreements under this program require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 98% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received. At December 31, 2019 and 2018, the liability to return the repurchase agreement cash collateral was $1.7 billion and $1.8 billion, respectively, and is reported as other liabilities in the statements of financial position.

During 2019 and 2018, cash collateral received, and the corresponding liability to return that collateral, had the following characteristics:

For the quarter ended:	Maximum Balance	Ending Balance
	(in millions)
March 31, 2019	$1,867	$1,771
June 30, 2019	$1,798	$1,797
September 30, 2019	$1,833	$1,410
December 31, 2019	$1,718	$1,711
March 31, 2018	$485	$485
June 30, 2018	$1,514	$1,449
September 30, 2018	$1,519	$1,435
December 31, 2018	$1,763	$1,763

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

During 2019 and 2018, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
	(in millions)
March 31, 2019	$1,902	$1,799	$1,697
June 30, 2019	$1,835	$1,821	$1,697
September 30, 2019	$1,872	$1,434	$1,299
December 31, 2019	$1,754	$1,730	$1,600
March 31, 2018	$485	$492	$498
June 30, 2018	$1,514	$1,468	$1,396
September 30, 2018	$1,519	$1,456	$1,397
December 31, 2018	$1,763	$1,787	$1,696

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements were all U.S. Treasury securities with a NAIC rating of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2019 and 2018 was as follows:

	December 31, 2019		December 31, 2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)		(in millions)
30 days or less	$700	$700	$579	$579
31-60 days	9	9	215	215
61-90 days	30	30	199	199
91-120 days	60	60	73	73
121-180 days	117	118	355	355
181-365 days	258	258	46	46
1-2 years	486	486	253	252
2-3 years	45	45	-	-
Over 3 years	9	9	35	34

Total	$1,714	$1,715	$1,755	$1,753

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet any potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2019 and 2018, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The statement value of restricted assets at December 31, 2019 and 2018, summarized by type of restriction, was as follows:

	December 31,
	2019	2018
	(in millions)
Loaned securities - repurchase agreements	$1,600	$1,696
Derivative transactions	67	48
Securities on deposit with states	4	4

Total restricted assets	$1,671	$1,748

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
Repurchase agreement collateral	$1,711	$1,711	$1,763	$1,763
Derivative collateral	642	642	510	510
Mortgage loan escrow	59	59	58	58
Real estate escrow and security deposits	5	5	6	6

Total collateral assets	$2,417	$2,417	$2,337	$2,337

At December 31, 2019 and 2018, derivative collateral received included less than $1 million related to separate accounts and the obligation to return this collateral is reported in separate account liabilities in the statements of financial position. The obligation to return all other collateral received is reported as other liabilities in the statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or otherwise do not meet the qualifications for statutory hedge accounting are reported at fair value.

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)
Bonds:
General Account	$71	$5
Separate Accounts	-	-

Total bond collateral	$71	$5

Cash:
General Account	$642	$509
Separate Accounts	-	1

Total cash collateral	$642	$510

Bond collateral held in the general account is not reported in the statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The fair value of collateral posted by the Company at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)
Bonds posted for derivative support agreements:
General Account	$7	$13
Separate Accounts	-	-
Bonds posted for futures agreements:
General Account	34	24
Separate Accounts	10	11

Total bond collateral	$51	$48

Cash posted for derivative support agreements:
General Account	$12	$-
Separate Accounts	-	-
Cash posted for futures agreements:
General Account	1	-
Separate Accounts	3	-

Total cash collateral	$16	$-

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow hedges, with the related derivative instrument reported at amortized cost in the statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $136 million and $121 million for the years ended December 31, 2019 and 2018, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $18 million and $6 million for the years ended December 31, 2019 and 2018, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Equity and fixed income total return swaps are used to mitigate market risk for investments in portfolios of common stocks, other equity securities, and fixed income investments. Total return swaps obligate the Company and a counterparty to exchange amounts based on the difference between the return on a specified security, basket of securities or index and a specified short-term funding rate, typically London Interbank Offered Rate (LIBOR) plus or minus a spread, applied to the notional amount of the contract.

Equity index futures are used to mitigate market risk for investments in portfolios of common stock. Equity index futures obligate the Company to pay to or receive from a counterparty an amount based on a specified equity market index as of a future date applied to the notional amount of the contract.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The effects of the Company’s use of derivative instruments on the Statements of Financial Position at December 31, 2019 and 2018 were as follows:

	December 31, 2019

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$27	$-

Interest rate swaps	56	-	-	5	-

Foreign exchange contracts:

Foreign currency swaps	10,962	468	(168)	590	(142)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	998	2	-	2	-

Interest rate floors	2,252	32	(2)	32	(2)

Interest rate swaps	150	2	(0)	2	-

Swaptions	3,559	31	-	31	-

Fixed income futures	7,370	-	-	-	-

Fixed income forwards	-	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	1,092	1	(15)	1	(15)

Foreign currency swaps	121	7	(4)	7	(4)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	-	-	-	-	-

Total derivatives		$546	$(189)	$697	$(163)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

	December 31, 2018

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities
			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$600	$3	$-	$22	$-

Interest rate swaps	56	-	-	1	(1)

Foreign exchange contracts:

Foreign currency swaps	8,671	567	(80)	522	(163)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	807	5	-	5	-

Interest rate floors	1,026	18	(1)	18	(1)

Interest rate swaps	500	11	-	11	-

Swaptions	3,385	63	-	63	-

Fixed income futures	2,670	-	-	-	-

Fixed income forwards	25	-	-	-	-

Foreign exchange contracts:

Foreign currency forwards	466	4	(1)	4	(1)

Foreign currency swaps	89	8	(2)	8	(2)

Equity contracts:

Equity total return swaps	-	-	-	-	-

Equity index futures	-	-	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-	-	-

Warrants	1	16	-	16	-

Total derivatives		$695	$(84)	$670	$(168)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The effects of the Company’s use of derivative instruments on the statements of operations and changes in surplus for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the year ended December 31, 2019

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$8

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	(188)	(3)	139

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	(2)

Interest rate floors	11	-	(1)

Interest rate swaps	(9)	4	1

Swaptions	(34)	-	(9)

Fixed income futures	7	(123)	-

Fixed income forwards	-	4	-

Foreign exchange contracts:

Foreign currency forwards	(17)	46	-

Foreign currency swaps	(1)	-	1

Equity contracts:

Equity total return swaps	-	68	(9)

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	26	-	-

Total derivatives	$(208)	$(4)	$128

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

	For the year ended December 31, 2018

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$6

Interest rate swaps	-	-	-

Foreign exchange contracts:

Foreign currency swaps	376	30	107

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	-	-	(2)

Interest rate floors	(1)	-	-

Interest rate swaps	7	12	(1)

Swaptions	8	-	(9)

Fixed income futures	(9)	(32)	-

Fixed income forwards	(4)	(8)	-

Foreign exchange contracts:

Foreign currency forwards	12	24	-

Foreign currency swaps	5	-	-

Equity contracts:

Equity total return swaps	-	-	-

Equity index futures	-	-	-

Fixed contracts:

Fixed income total return swaps	-	-	-

Warrants	16	-	-
Total derivatives	$410	$26	$101

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2019

	For the year ended December 31, 2017

	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)

Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$12

Interest rate swaps	-	-	2

Foreign exchange contracts:

Foreign currency swaps	(522)	24	69

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(6)	-	(1)

Interest rate floors	1	-	-

Interest rate swaps	4	-	(8)

Swaptions	(28)	-	(9)

Fixed income futures	(4)	10	-

Fixed income forwards	(1)	6	-

Foreign exchange contracts:

Foreign currency forwards	(21)	(26)	-

Foreign currency swaps	-	-	-

Equity contracts:

Equity total return swaps	1	(5)	-

Equity index futures	1	1	-

Fixed contracts:

Fixed income total return swaps	-	1	-

Warrants	-	-	-
Total derivatives	$(575)	$11	$65

Changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting were $0 million, $5 million and $0 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

5.	Reserves for Policy Benefits

General account reserves for policy benefits at December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018
	(in millions)

Life insurance reserves	$185,991	$179,987

Annuity reserves	10,887	9,979

Deposit funds	3,580	3,307

Disability and long-term care unpaid claims and claim reserves	5,200	5,012

Disability and long-term care active life reserves	5,442	4,531

Total reserves for policy benefits	$211,100	$202,816

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the OCI and are computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves are based on assumptions for interest, mortality and other risks insured.

Life insurance and annuity reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2019, the Company had $1.9 trillion of total life insurance in force, including $32.3 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

At December 31, 2019 and 2018, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$7,602	$6,486	$7,319	$6,201	$7,346	$6,230
Universal life with secondary guarantees	14	14	11	11	26	23
Other permanent cash value life insurance	-	-	164,904	159,258	168,377	162,517
Variable life	-	-	-	-	941	918
Variable universal life	4	2	4	2	27	23

Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	4,556	4,218
Accidental death benefits	-	-	-	-	12	13
Disability - active lives	-	-	-	-	1,032	951
Disability - disabled lives	-	-	-	-	1,243	1,194
Miscellaneous reserves	-	-	-	-	2,774	4,181

Total gross life reserves	7,620	6,502	172,238	165,472	186,334	180,267
Reinsurance ceded	-	-	-	-	1,223	1,188

Total net life insurance	$7,620	$6,502	$172,238	$165,472	$185,111	$179,079

At December 31, 2019 and 2018, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$8,162	$6,913	$7,281	$6,061
Variable universal life	1,093	824	1,043	788	1,020	767

Total gross life reserves	$1,093	$824	$9,205	$7,701	$8,301	$6,827

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$1,093	$824	$9,205	$7,701	$8,301	$6,827

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2019 and 2018.

	December 31,
	2019	2018
	($ in millions)

From Life, Accident & Health Annual Statement:

Life insurance	$182,519	$176,700

Accidental death benefits	12	13

Disability - active lives	1,032	951

Disability - disabled lives	1,243	1,194

Miscellaneous reserves	305	222

Subtotal net life insurance	185,111	179,079

From Separate Accounts Annual Statement:

Life insurance	8,301	6,827

Combined Total	$193,412	$185,907

During 2019 and 2018, the methodology and mortality assumptions used in certain life insurance reserve calculations were reviewed and updated, and the corresponding reserves were reduced by $1.6 billion and $627 million, net of reinsurance, respectively. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Annuity Reserves and Deposit Funds

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statements of operations.

Deposit funds primarily represent reserves for supplementary contracts and income annuities without life contingencies and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates. The total reserve liability for Northwestern Access Fund account balances held by the Company was $328 million and $346 million at December 31, 2019 and 2018, respectively. Accounts were credited with interest at annual rates ranging from 1.28% to 3.50% and 0.90% to 3.50% during 2019 and 2018, respectively. The crediting interest rates changed 45 times and 44 times during 2019 and 2018, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

At December 31, 2019 and 2018, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$85	$111	$-	$-	$85	$111
- at book value less surrender charge of 5% or more	80	76	-	-	80	76
- at fair value	-	-	20,535	17,714	20,535	17,714

Total with market value adjustment or at fair value	165	187	20,535	17,714	20,700	17,901
- at book value without adjustment	1,893	2,035	-	-	1,893	2,035
Not subject to discretionary withdrawal	6,984	6,025	271	238	7,255	6,263

Total gross individual annuities	9,042	8,247	20,806	17,952	29,848	26,199
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$9,042	$8,247	$20,806	$17,952	$29,848	$26,199

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$21	$21	$21	$21

Total with market value adjustment or at fair value	-	-	21	21	21	21
Not subject to discretionary withdrawal	1,845	1,732	5,577	4,732	7,422	6,464

Total gross group annuities	1,845	1,732	5,598	4,753	7,443	6,485
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$1,845	$1,732	$5,598	$4,753	$7,443	$6,485

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$112	$121	$-	$-	$112	$121
- at fair value	-	-	31	27	31	27

Total with market value adjustment or at fair value	112	121	31	27	143	148
- at book value without adjustment	3,133	2,922	-	-	3,133	2,922
Not subject to discretionary withdrawal	335	264	-	-	335	264

Total gross deposit-type contracts	3,580	3,307	31	27	3,611	3,334
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$3,580	$3,307	$31	$27	$3,611	$3,334

Total annuity reserves and deposit funds	$14,467	$13,286	$26,435	$22,732	$40,902	$36,018

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $11 million will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2020.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2019 and 2018.

	December 31,
	2019	2018
	($ in millions)

From Life, Accident & Health Annual Statement:

Annuities	$9,469	$8,700

Supplementary contracts with life contingencies	1,418	1,279

Deposit-type contracts	3,580	3,307

Subtotal net annuity reserves	14,467	13,286

From Separate Accounts Annual Statement:

Annuities	26,133	22,467

Supplementary contracts	271	238

Other contract deposit funds	31	27

Subtotal net annuity reserves	26,435	22,732

Combined Total	$40,902	$36,018

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2019 and 2018 were as follows:

	For the years ended

	December 31,
	2019	2018
	(in millions)

Balance at January 1	$5,012	$4,939

Incurred related to:
Current year	845	796
Prior years	57	(39)

Total incurred	902	757

Paid related to:
Current year	(34)	(34)
Prior years	(680)	(650)

Total paid	(714)	(684)

Balance at December 31	$5,200	$5,012

Changes in reserves for incurred claims related to prior years are generally the result of differences between assumed claim experience at the time reserves were originally estimated and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method and industry-based morbidity experience.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

During 2019, the morbidity assumptions used in certain long-term care insurance active life reserve calculations were reviewed and updated, and the corresponding reserves were increased by $340 million. This was accounted for as a change in valuation basis and is included in other surplus changes in the statements of changes in surplus.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2019 and 2018, reserves required as a result of AAT were as follows:

	December 31,
	2019	2018
	(in millions)

Annuities and deposit funds	$260	$140
Life insurance	2	2

Total reserves	$262	$142

Statutory Minimum Reserves

The Company has the option to establish reserves for policy benefits using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $549 million and $507 million at December 31, 2019 and 2018, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statements of financial position.

Deferred and uncollected premiums at December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018

	Gross	Net	Gross	Net
	(in millions)

Ordinary new business	$252	$156	$244	$88
Ordinary renewal	2,806	2,240	2,740	2,205

Total deferred and uncollected premiums	$3,058	$2,396	$2,984	$2,293

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

7.	Separate Accounts

Separate account liabilities at December 31, 2019 and 2018 were as follows:

	Variable Life		Variable Annuities		Total
	December 31,
	2019	2018	2019	2018	2019	2018
	(in millions)

Separate account reserves	$8,301	$6,828	$26,435	$22,732	34,736	$29,560
Non-policy liabilities					96	157

Total separate account liabilities					$34,832	$29,717

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. The maximum potential cost of these guarantees at December 31, 2019 and 2018 was $62 million and $165 million, respectively, which represents the aggregate difference between guaranteed values and otherwise available values for all variable products for which the guaranteed value was greater at the respective reporting dates. These benefits are only available upon the death of the annuitant or insured, and reserves for these benefits are based upon NAIC-prescribed actuarial methods that take into account, among other factors, the likelihood of death based on standard mortality tables. General account reserves for policy benefits included $5 million and $6 million attributable to GMDB at December 31, 2019 and 2018, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion and $1.6 billion for the years ended December 31, 2019 and 2018, respectively. These amounts are reported as premiums in the statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statements of operations.

Following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these financial statements:

	At and for the years ended December 31,

	2019	2018	2017
	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,522	$1,696	$1,726

Transfers from separate accounts	(2,305)	(2,193)	(1,955)

Net transfers to (from) separate accounts	$(783)	$(497)	$(229)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2019 and 2018 and does not expect to make a contribution to the plans during 2020.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2019 and 2018, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2019	2018	2019	2018
	(in millions)
Fair value of plan assets at January 1	$4,621	$5,012	$73	$82

Changes in plan assets:

Actual return on plan assets	988	(250)	15	(4)

Actual plan benefits paid	(150)	(141)	(4)	(5)

Fair value of plan assets at December 31	$5,459	$4,621	$84	$73

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices.

The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2019 and 2018 were as follows:

	Target		Actual
	Allocation		Allocation

	2019	2018	2019	2018

Bonds	64%	56%	62%	56%

Equity investments	35%	43%	36%	43%

Other investments	1%	1%	2%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2019 and 2018, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2019 and 2018 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2019	2018	2019	2018

	(in millions)

Projected benefit obligation at January 1	$4,970	$5,373	$610	$724

Changes in benefit obligation:

Service cost of benefits earned	129	146	16	20

Interest cost on projected obligations	204	180	23	21

Projected gross plan benefits paid	(168)	(158)	(22)	(22)

Experience (gains)/losses	915	(571)	116	(133)

Plan amendments and other	-	-	-	-

Projected benefit obligation at December 31	$6,050	$4,970	$743	$610

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.7 billion and $4.7 billion for the years ended December 31, 2019 and 2018, respectively. Experience (gains)/losses for each of the years ended December 31, 2019 and 2018 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2019 and 2018 and the net periodic benefit cost for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2019	2018	2019	2018
Projected benefit obligation:

Weighted average discount rate	3.17%	4.18%	3.18%	4.18%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%
Cash balance plan interest crediting rate	3.14%	4.16%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2019	2018	2017	2019	2018	2017
Net periodic benefit cost:
Weighted average discount rate	4.18%	3.57%	4.10%	4.18%	3.57%	4.10%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.50%	6.25%	6.25%	6.50%
Cash balance plan interest crediting rate	4.16%	3.54%	4.10%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2019	2018

Assumed annual increase	5.00%	5.50%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2020	2019

Effective January 1, 2019, the Company’s exposure to medical inflation will be limited to a maximum annual increase of 3% with any annual increase in excess of that rate passed on to the plan’s participants in the form of increased premiums.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Benefit Plan Funded Status

Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2019 and 2018.

	Defined		Postretirement
	Benefit Plans		Benefit Plans

	2019	2018	2019	2018
	(in millions)

Fair value of plan assets	$5,459	$4,621	$84	$73

Projected benefit obligation	6,050	4,970	743	610

Funded status	(591)	(349)	(659)	(537)

Nonadmitted asset	(485)	(597)	-	-

Financial statement liability	$(1,076)	$(946)	$(659)	$(537)

The PBO for defined benefit plans above included $1,076 million and $946 million related to nonqualified, unfunded plans at December 31, 2019 and 2018, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 110% and 115% of the projected benefit obligations of these plans at December 31, 2019 and 2018, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statements of changes in surplus. Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2019 and 2018:

	For the year ended December 31, 2019

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,113)	$190	$314	$42	$(50)

Amortization from surplus into net periodic benefit cost	53	(25)	(15)	(1)	5

Changes in plan assets and benefit obligations recognized in surplus	(229)	-	-	(104)	-

Balance at December 31	$(1,289)	$165	$299	$(63)	$(45)

	For the year ended December 31, 2018

	Defined Benefit Plans			Postretirement Benefit Plans

	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits
	(in millions)
Balance at January 1	$(1,151)	$215	$314	$(77)	$(60)

Amortization from surplus into net periodic benefit cost	42	(25)	-	-	5

Changes in plan assets and benefit obligations recognized in surplus:	(4)	-	-	119	5

Balance at December 31	$(1,113)	$190	$314	$42	$(50)

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2019	2018	2017	2019	2018	2017
	(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$129	$146	$128	$16	$20	$22

Interest cost on projected obligations	204	180	179	23	21	23

Amortization of experience losses	53	42	54	(1)	-	-

Amortization of prior service costs/(credits)	(25)	(25)	(25)	5	5	5

Amortization of initial net asset	(15)	-	(9)	-	-	-

Expected return on plan assets	(284)	(309)	(291)	(4)	(5)	(5)

Other	-	-	1	-	-	-

Net periodic benefit cost	$62	$34	$37	$39	$41	$45

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2020 through 2029 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans
	(in millions)

2020	$173	$24

2021	201	24

2022	210	25

2023	220	26

2024	230	26

2025-2029	1,275	141

Total	$2,309	$266

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company provides a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2019, 2018 and 2017, the Company expensed total contributions to these plans of $53 million, $50 million and $50 million, respectively.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60—80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2019 and 2018, the net amount due from NLTC under this agreement was $48 million and $44 million, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

During 2017, the Company and NLTC amended the affiliated reinsurance agreement. Under the terms of the amendment, the Company assumed 100% of the risks associated with a block of long-term care business NLTC recaptured from an un-affiliated reinsurer. This transaction qualified for reinsurance accounting under the SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance, given the complete transfer of risk from NLTC. As part of the reinsurance amendment, the Company received invested assets with a fair value of $228 million as consideration from NLTC. The consideration was reflected as an increase to premiums and other income of $167 million and $21 million, respectively, in the statements of operations and as an increase to unassigned surplus of $40 million that was reflected in the statement of changes in surplus. In addition, reserves for policy benefits were increased by $167 million and IMR liabilities of $17 million were transferred to the Company and reported as an increase to commissions and operating expenses in the statements.

Amounts in the financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2019 and 2018 were reported net of ceded reserves of $1.7 billion and $1.6 billion, respectively. The Company has reinsured all risks disclosed in the financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the years ended December 31,
	2019	2018	2017
	(in millions)

Direct premium revenue	$19,197	$18,231	$17,994

Premiums assumed	763	711	810

Premiums ceded	(950)	(906)	(907)

Premium revenue	$19,010	$18,036	$17,897

Direct benefit expense	$20,158	$19,037	$18,557

Benefits assumed	830	680	902

Benefits ceded	(805)	(699)	(656)

Total benefits	$20,183	$19,018	$18,803

In addition, the Company received $135 million, $129 million and $146 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2019, 2018 and 2017, respectively. These amounts are reported in other income in the statements of operations. For the years ended December 31, 2019, 2018 and 2017, the Company incurred $136 million, $138 million and $119 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2019 and 2018 that were considered by the Company to be uncollectible.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

10.	Federal Income Taxes

The Company files a consolidated federal income tax return including the following subsidiaries:

Northwestern Mutual Investment Services, LLC	Bradford, Inc. and subsidiaries
NML Real Estate Holdings, LLC and subsidiaries	Mason Street Advisors, LLC
NML Securities Holdings, LLC and subsidiaries	NM GP Holdings, LLC and subsidiaries
Northwestern Mutual MU TLD Registry, LLC	NM Pebble Valley, LLC
Northwestern Mutual Wealth Management Company	Northwestern Mutual Registry, LLC
NM Investment Holdings, LLC	NM QOZ Fund, LLC
GRO, LLC and GRO-SUB, LLC	Northwestern Long Term Care Ins. Co
NM Career Distrib. Holdings, LLC and subsidiaries	NM SAS, LLC
NM Investment Management Company, LLC

The Company collects from or refunds to these subsidiaries their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these subsidiaries determine their share of consolidated tax payments or refunds as if each subsidiary filed a separate federal income tax return on a stand-alone basis.

On December 22, 2017, H.R. 1, informally known as the Tax Cuts and Jobs Act (“the Act” or “Tax Reform”) was signed into law, effective for tax years beginning on or after January 1, 2018. The Act reduced the maximum federal corporate income tax rate from 35% to 21%. The statutory basis of accounting requires the 21% corporate tax rate to be applied to deferred tax balances at December 31, 2017, which resulted in a net reduction to statutory surplus of $1.2 billion. The change in net deferred tax assets was reduced by $1.4 billion and the change in net unrealized capital gains and losses was increased by $0.2 billion in the statement of changes in surplus for the year ended December 31, 2017. The Company began to benefit from the lower federal income tax rate in 2018.

The components of current income tax expense (benefit) in the Statements of Operations for the years ended December 31, 2019, 2018 and 2017 related to “ordinary” taxable income (loss) were as follows:

	For the years ended December 31,
	2019	2018	2017

	(in millions)
Tax payable on ordinary income	$103	$110	$40
Low income housing tax credits	(123)	(119)	(107)
Other tax credits	(49)	(23)	(21)
Decrease in contingent tax liabilities	(130)	(127)	(10)

Total current tax benefit	$(199)	$(159)	$(98)

In addition to current income tax benefit related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on “capital” gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax expense (benefit) of $141 million, $(49) million and $136 million was included in net IMR deferrals for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, net realized capital gains and losses as reported in the statements of operations included current tax expense (benefit) of $173 million, $88 million and $68 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2019, 2018 and 2017 differs from the amount obtained by applying the statutory rate of 21%, 21% and 35%, respectively, to gain from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2019	2018	2017

	(in millions)

Provision computed at statutory rate	$402	$98	$482

Adjustments to the statutory rate:

Revaluation of net deferred tax assets (excluding taxes on net unrealized capital gains) - tax reform	-	-	1,406

Subsidiary distributions	(73)	(115)	(162)

Tax credits	(172)	(142)	(128)

Amortization of IMR	(28)	(28)	(57)

Dividends received deduction	(33)	(26)	(37)

Employee benefits	(12)	(17)	(24)

Deferred adjustments	183	214	(36)

Other	(21)	(28)	-

Total statutory income tax expense (benefit)	$246	$(44)	$1,444

Federal income tax expense (benefit) reported on statements of operations	$(199)	$(159)	$(98)

Capital gains tax expense, net of IMR transfers	315	39	204

Change in net deferred tax assets	130	76	1,338

Total statutory income tax expense (benefit)	$246	$(44)	$1,444

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made or received net income tax payments, including subsidiaries, of $410 million, $150 million and $356 million to the IRS during the years ended December 31, 2019, 2018 and 2017, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2019, 2018 and 2017 that are available for recoupment are $486 million, $247 million and $323 million, respectively.

Federal income tax returns for 2013 and prior years are closed as to further assessment of tax. Income taxes payable in the statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Changes in contingent tax liabilities for the years ended December 31, 2019 and 2018 were as follows:

	For the years ended December 31,

	2019	2018
	(in millions)
Balance at January 1	$283	$410
Reductions for tax positions of prior years	(130)	(127)

Balance at December 31	$153	$283

Included in contingent tax liabilities at December 31, 2019 and 2018 were $138 million and $265 million, respectively, of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. The Company has no tax positions for which the ultimate deductibility is not certain.

For the years ended December 31, 2019, 2018 and 2017, the Company recognized $(3) million, $(9) million and $1 million, respectively, of interest-related tax expense.

The components of net deferred tax assets reported in the statements of financial position at December 31, 2019 and 2018 were as follows:

	December 31,
	2019	2018	Change
	(in millions)
Deferred tax assets:
Policy acquisition costs	$942	$868	$74
Investments	259	337	(78)
Policy benefit liabilities	1,656	1,638	18
Benefit plan obligations	573	516	57
Other	115	83	32

Gross deferred tax assets	3,545	3,442	103

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	3,545	3,442	103

Deferred tax liabilities:
Investments	822	749	73
Other	1,114	901	213

Gross deferred tax liabilities	1,936	1,650	286

Net deferred tax assets	$1,609	$1,792	$(183)

All gross deferred tax liabilities have been recognized at December 31, 2019 and 2018. The Company did not employ tax planning strategies in its valuation allowance assessment or deferred tax asset admissibility calculations at either December 31, 2019 or 2018.

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2019 and 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Significant components of the calculation of net admitted deferred tax assets at December 31, 2019 and 2018 were as follows (in millions):

	December 31, 2019				December 31, 2018				Change

	Ordinary	Capital		Total	Ordinary	Capital		Total	Ordinary		Capital	Total
Gross deferred tax assets	$3,287	$258		$3,545	$3,105	$337		$3,442	$182		$(79)	$103
Statutory valuation allowance adjustment	—	—		—	—	—		—	—		—	—

Adjusted gross deferred tax assets	3,287	258		3,545	3,105	337		3,442	182		(79)	103
Deferred tax assets nonadmitted	—	—		—	—	—		—	—		—	—

Subtotal net admitted deferred tax asset	3,287	258		3,545	3,105	337		3,442	182		(79)	103
Deferred tax liabilities	1,114	822		1,936	901	749		1,650	213		73	286

Net admitted deferred tax asset/(liability)	$2,173		$(564)	$1,609	$2,204		$(412)	$1,792		$(31)	$(152)		$(183)

	December 31, 2019				December 31, 2018				Change

	Ordinary	Capital		Total	Ordinary	Capital		Total	Ordinary		Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$147		$147	$—	$197		$197	$—		$(50)	$(50)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	1,695	—		1,695	1,625	—		1,625	70		—	70
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,592	112		1,704	1,480	140		1,620	112		(28)	84
Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,287	$259		$3,545	$3,105	$337		$3,442	$182		$(78)	$103

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date				$1,695				$1,625				$70

b. Adjusted gross deferred tax assets allowed per limitation threshold				$3,386				$3,043				$343

Ratio percentage used to detemine recovery period and threshold limitation amount				1010%				976%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation				$22,576				$20,286

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate, mortgage loans and other investments. These forward commitments aggregated to $10.1 billion and $9.4 billion at December 31, 2019 and 2018, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than one year to twenty-one years at December 31, 2019.

Following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2019 and 2018, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2019			December 31, 2018

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation - financial representatives	$67		$1	$96		$1

Guarantees of real estate obligations	418		4	382		4

Guarantees issued on behalf of wholly-owned subsidiaries	19		-	39		-

Total guarantees	$504		$5	$517		$5

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its’ ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2017 to extend the length of the agreement through December 31, 2022 and lower the aggregate capital contribution limit from $800 million to $200 million. The Company contributed capital to NLTC of $25 million and $35 million for the years ended December 31, 2019 and 2018, respectively. The Company has contributed a total of $190 million to NLTC through December 31, 2019.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The Company reported a payable to NLTC of $56 million and $50 million at December 31, 2019 and 2018, respectively, which is reported in other liabilities in the statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2019:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
	($ in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$105	$1,008	6.063%	3/30/2040

2017 Notes	9/26/2017	$1,200	$1,198	$46	$93	3.850%	9/30/2047

2019 Notes	9/20/2019	$1,347	$1,146	$-	$-	3.625%	9/30/2059

	Total	$3,771	$3,568	$151	$1,101

Each series of notes was distributed pursuant to Rule 144A under the Securities Act of 1933, as amended. Interest on each of the above notes is payable semi-annually on March 30 and September 30, subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

On September 20, 2019, the Company issued $1,347 million of 2019 notes.A portion of the issuance was comprised of $600 million new principal, issued at a discount, with net proceeds of $597 million. The remaining $747 million of principal was used to redeem 2010 notes with a principal balance of $526 million as part of a surplus note exchange transaction. Of the $221 million of discount at the time of the exchange, $22 million was related to an inducement for noteholders to exchange their 2010 notes, and was recorded as a reduction to net investment income within the statement of operations. Since this exchange transaction did not meet the “substantially different” criteria within SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the remaining discount of $199 million will be amortized and charged to the statement of operations over the remaining life of the 2019 notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017 and 2019 notes are redeemable, at par, in the event of certain defined tax events.

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017 notes or the 2019 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2019 and 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Principles No. 100, Fair Value Measurements (SSAP 100). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100, the statement value and fair value at December 31, 2019 and 2018 were as follows:

	December 31, 2019

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$159,760	$168,729	$2,605	$151,243	$14,881	$-
Mortgage loans	39,771	41,784	-	-	41,784
Common and preferred stocks	4,267	4,290	3,671	78	541
Policy loans	17,829	17,829	-	-	17,829
Derivative assets	546	697	-	697	-
Surplus note investments	111	144	-	144	-	-
Cash and short-term investments	2,408	2,408	809	1,599	-	-

Separate account assets	34,832	34,832	31,092	3,017	617	106

General account liabilities:
Investment-type insurance reserves	$5,242	$5,189	$-	$-	$5,189	$-
Liabilities for repuchase agreements	1,711	1,711	-	1,711	-	-
Derivative liabilities	189	163	-	163	-	-

Separate account liabilities	34,832	34,832	31,092	3,017	617	106

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

	December 31, 2018

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(level 1)	(level 2)	(level 3)	(NAV)
	(in millions)
General account investment assets:
Bonds	$153,713	$151,565	$4,164	$132,645	$14,756	$-
Mortgage loans	36,755	37,143	-	-	37,143
Common and preferred stocks	5,260	5,279	4,669	77	533
Policy loans	17,693	17,693	-	-	17,693
Derivative assets	695	670	-	654	16
Surplus note investments	108	131	-	131	-	-
Cash and short-term investments	1,899	1,899	525	1,374	-	-

Separate account assets	29,717	29,717	26,954	2,231	532

General account liabilities:
Investment-type insurance reserves	$5,187	$5,022	$-	$-	$5,022
Liabilities for repuchase agreements	1,763	1,763	-	1,763	-	-
Derivative liabilities	84	168	-	168	-	-

Separate account liabilities	29,717	29,717	26,954	2,231	532	-

Bonds

Bonds classified as level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured securities, are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, LIBOR basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. Warrants classified as level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 4 for more information regarding the Company’s derivative investments.

Surplus Note Investments

The Company invests in surplus note issuances of other mutual insurance companies. These bond-like instruments are classified as level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100 are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statements of financial position at December 31, 2019 and 2018.

	December 31, 2019

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$3	$37	$5	$-	$45
Common and preferred stocks	3,671	-	458	-	4,129
Money market mutual funds	668	-	-	-	668
Derivative assets	-	75	-	-	75
Derivative liabilities	-	21	-		21

Total general account	$4,342	$133	$463	$-	$4,938

Separate accounts:
Mutual fund investments	$29,245	$-	$-	-	$29,245
Other benefit plan assets/liabilities	21	18	4	1	44
Pension and postretirement assets:
Bonds	226	2,887	119	-	3,232
Common and preferred stock	1,462	1	46	105	1,614
Cash and short-term securities	34	105	-	-	139
Other assets/liabilities	104	6	448	-	558

Subtotal pension and postretirement assets	1,826	2,999	613	105	5,543

Total separate accounts	$31,092	$3,017	$617	$106	$34,832

	December 31, 2018

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(level 1)	(level 2)	(level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$117	$-	$5	$-	$122
Common and preferred stocks	4,669	1	455		5,125
Money market mutual funds	427	-	-		427
Derivative assets	-	109	16		125
Derivative liabilities	-	4	-		4

Total general account	$5,213	$114	$476	$-	$5,803

Separate accounts:
Mutual fund investments	$24,892	$-	$-		$24,892
Other benefit plan assets/liabilities	109	19	4		132
Pension and postretirement assets:
Bonds	333	2,167	106		2,606
Common and preferred stock	1,644	1	40	-	1,685
Cash and short-term securities	28	42	-	-	70
Other assets/liabilities	(52)	3	381	-	332

Subtotal pension and postretirement assets	1,953	2,213	527	-	4,693

Total separate accounts	$26,954	$2,232	$531	$-	$29,717

There were no material asset transfers into or out of level 3 during the years ended December 31, 2019 or 2018.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

The following tables summarize the changes in fair value of level 3 financial instruments for the years ended December 31, 2019 and 2018.

For the year ended December 31, 2019	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$455	$5	$16	$531

Realized gains/(losses)	(27)	-	-	41

Unrealized gains/(losses)	24	-		26

Issuances	-	-	-	-

Purchases	37	-	-	151

Sales	(35)	-	-	(132)

Settlements	-	-	-	-

Net discount/premium	4	-	-	(1)

Transfers into level 3		-	-	1

Transfers out of level 3	-	-	(16)

Fair value, end of period	$458	$5	$-	$617

For the year ended December 31, 2018	General account common and preferred stock	General account bonds	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$478	$5	$-	$468

Realized gains/(losses)	130	-	-	44

Unrealized gains/(losses)	(28)	-	16	(11)

Issuances	-	-	-	-

Purchases	35	-	-	185

Sales	(209)	-	-	(154)

Settlements	-	-	-	-

Net discount/premium	-	-	-	-

Transfers into level 3	49	-	-	3

Transfers out of level 3	-	-	-	(4)

Fair value, end of period	$455	$5	$16	$531

The fair values of level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

The Northwestern Mutual Life Insurance Company

Notes to Financial Statements

December 31, 2019, 2018 and 2017

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

PART C
OTHER INFORMATION
Item 26.	Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By
Reference To
(a)(1)	Resolution of the Board of Trustees of The	Exhibit (a)(1) to Form N-6 Post-Effective
	Northwestern Mutual Life Insurance Company	Amendment No. 30 for Northwestern Mutual
	amending Northwestern Mutual Variable Life	Variable Life Account, File No. 2-89972, filed
	Account Operating Authority	February 21, 2006

(a)(2)	Resolution of Board of Trustees of The	Exhibit A(1) to Form S-6 Registration Statement for
	Northwestern Mutual Life Insurance Company	Northwestern Mutual Variable Life Account, File
	establishing the Account	No. 333-36865, filed on October 1, 1997

(b)	Not Applicable
(c)	Distribution Agreement Between The	Exhibit (c) to Form N-6 Registration Statement for
	Northwestern Life Insurance Company and	Northwestern Mutual Variable Life Account II, File
	Northwestern Mutual Investment Services, LLC,	No. 333-136124, filed on July 28, 2006
dated May 1, 2006

(d)(1)	Flexible Premium Variable Joint Life Insurance	Exhibits A(5)(a) and A(5)(b) to Form S-6 Post-
	Policy (RP.VJL. 1298), with Policy Split	Effective Amendment No. 4 for Northwestern
	Provision, including Policy amendment	Mutual Variable Life Account, File No. 333-59103,
filed May 31, 2001
(d)(2)	Variable Life Insurance Policy, RR.VJL, Flexible	Exhibit A(5)(a) to Form S-6 Registration Statement
	Premium Variable Joint Life policy, including	for Northwestern Mutual Variable Life Account,
	Policy Split Provision (sex-neutral)	File No. 333-59103, filed July 15, 1998

(d)(3)	Variable Life Insurance Policy, RR.VJL, Flexible	Exhibit A(5)(b) to Form S-6 Registration Statement
	Premium Variable Joint Life policy, including	for Northwestern Mutual Variable Life Account,
	Policy Split Provision (sex-distinct)	File No. 333-59103, filed July 15, 1998

(e)	Form of Life Insurance Application 90-1 JCL	Exhibit (e) to Form N-6 Post-Effective Amendment
	(0198) WISCONSIN and Application	No. 9 for Northwestern Mutual Variable Life
	Supplement (1003)	Account, File No. 333-59103, filed April 28, 2005

(f)(1)	Restated Articles of Incorporation of The	Exhibit B(1) to Form N-4 Post-Effective
	Northwestern Mutual Life Insurance Company	Amendment No. 6, File No. 33-58476, filed
	(adopted July 26, 1972)	November 13, 1995

(f)(2)	Amended By-Laws of The Northwestern Mutual	Exhibit B(6) to Form N-6 Post-Effective
	Life Insurance Company dated December 4,	Amendment No. 6 for Northwestern Mutual
	2002	Variable Life Account, File No. 333-59103, filed
February 28, 2003
(g)(1)	Reinsurance Agreement dated December 19, 2013	Exhibit (g)(1) to Form N-6 Pre-Effective
	between RGA Reinsurance Company and The	Amendment No. 1, File No. 333-230143, filed
	Northwestern Mutual Life Insurance Company	August 30, 2019

(g)(2)	Reinsurance Agreement dated December 19, 2013	Exhibit (g)(2) to Form N-6 Pre-Effective
	between Munich American Reassurance Company	Amendment No. 1, File No. 333-230143, filed
	and The Northwestern Mutual Life Insurance	August 30, 2019
Company

(g)(3)	Reinsurance Agreement dated December 22, 2015	Exhibit (g)(3) to Form N-6 Pre-Effective
	between Munich American Reassurance Company	Amendment No. 1, File No. 333-230143, filed
	and The Northwestern Mutual Life Insurance	August 30, 2019
Company

(g)(4)	Reinsurance Agreement dated November 7, 2013	Exhibit (g)(4) to Form N-6 Pre-Effective
	between Swiss Re Life & Health American Inc.	Amendment No. 1, File No. 333-230143, filed
	and The Northwestern Mutual Life Insurance	August 30, 2019
Company

(g)(5)	Reinsurance Agreement dated December 22, 2015	Exhibit (g)(5) to Form N-6 Pre-Effective
	between Swiss Re Life & Health American Inc.	Amendment No. 1, File No. 333-230143, filed
	and The Northwestern Mutual Life Insurance	August 30, 2019
Company

(g)(6)	Reinsurance Agreement dated December 23, 2013	Exhibit (g)(6) to Form N-6 Pre-Effective
	between General Re Life Corporation and The	Amendment No. 1, File No. 333-230143, filed
	Northwestern Mutual Life Insurance Company	August 30, 2019

(g)(7)	Reinsurance Agreement dated December 22, 2013	Exhibit (g)(7) to Form N-6 Pre-Effective
	between Hannover Life Reassurance Company of	Amendment No. 1, File No. 333-230143, filed
	American and The Northwestern Mutual Life	August 30, 2019
Insurance Company

(g)(8)	Reinsurance Agreement dated December 2, 2013	Exhibit (g)(8) to Form N-6 Pre-Effective
	between SCOR Global Life USA Reinsurance	Amendment No. 1, File No. 333-230143, filed
	Company and The Northwestern Mutual Life	August 30, 2019
Insurance Company

(h)(a)(1)	Participation Agreement dated March 16, 1999	Exhibit (b)(8)(a) to Form N-4 Post-Effective
	Among Russell Insurance Funds, Russell Fund	Amendment No. 66, File No. 2-29240, filed on April
	Distributors, Inc. and The Northwestern Mutual	28, 2005
Life Insurance Company

(h)(a)(2)	Amendment No. 1 dated August 7, 2000 to the	Exhibit (h)1(a)(2) to Form N-6 Registration
	Participation Agreement dated March 16, 1999	Statement, File No. 333-136124, filed on July 28,
	Among Russell Insurance Funds, Russell Fund	2006
Distributors, Inc. and The Northwestern Mutual
Life Insurance Company

(h)(a)(3)	Amendment No. 2 dated October 13, 2006 to	Exhibit (h)1(a)(3) to Form N-6 Pre-Effective
	Participation Agreements dated March 16, 1999	Amendment No. 1, File No. 333-136124, filed
	and August 7, 2000, respectively, by and among	December 13, 2006
The Northwestern Mutual Life Insurance
Company, Russell Investment Funds, f/k/a
"Russell Insurance Funds", and Russell Fund
Distributors, Inc.

(h)(a)(4)	Amendment No. 3 dated August 29, 2007 to	Exhibit (h)(a)(4) to Form N-6 Pre-Effective
	Participation Agreements dated March 16, 1999,	Amendment No. 9, File No. 333-136124, filed April
	August 7, 2000, and October 13, 2006,	25, 2013
respectively, by and among The Northwestern
Mutual Life Insurance Company, Russell
Investment Funds, f/k/a "Russell Insurance
Funds", and Russell Fund Distributors, Inc.

(h)(b)(1)	Participation Agreement dated May 1, 2003	Exhibit (b)(8)(b) to Form N-4 Post-Effective
	among Variable Insurance Products Funds,	Amendment No. 66, File No. 2-29240, filed April
	Fidelity Distributors Corporation and The	28, 2005
Northwestern Mutual Life Insurance Company

(h)(b)(2)	Amendment No. 1 dated October 18, 2006 to	Exhibit (h)1(b)(2) to Form N-6 Pre-Effective
	Participation Agreement dated May 1, 2003, by	Amendment No. 1, File No. 333-136124, filed
	and among The Northwestern Mutual Life	December 13, 2006
Insurance Company, Fidelity Distributors
Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund
II, and Variable Insurance Products Fund III

(h)(c)(1)	Participation Agreement dated April 30, 2007	Exhibit (h)(e) to Form N-6 Post-Effective
	among Neuberger Berman Advisers Management	Amendment No. 7, for Northwestern Mutual
	Trust, Neuberger Berman Management Inc., and	Variable Life Account II, File No. 333-136124, filed
	The Northwestern Mutual Life Insurance	on April 26, 2012
Company

(h)(d)(1)	Participation Agreement dated September 27,	Exhibit (h)(b)(4) to Form N-6 Post-Effective
	2013 among Credit Suisse Trust, Credit Suisse	Amendment No. 10 for Northwestern Mutual
	Asset Management, LLC, Credit Suisse Securities	Variable Life Account II, File No. 333-136124, filed
	(USA) LLC, and The Northwestern Mutual Life	on October 1, 2013
Insurance Company

(h)(d)(2)	Amendment to Participation Agreement dated	Exhibit (h)(d)(2) to Form N-6 Pre-Effective
	September 27, 2013 among Credit Suisse Trust,	Amendment No. 1, for Northwestern Mutual
	Credit Suisse Asset Management, LLC, Credit	Variable Life Account II, File No. 333-230143, filed
	Suisse Securities (USA) LLC, and The	on August 30, 2019
Northwestern Mutual Life Insurance Company

(h)(e)(1)	Administrative Services Agreement dated April	Exhibit (h)(e)(1) to Form N-6 Pre-Effective
	23, 2007 between The Northwestern Mutual Life	Amendment No. 1 File No. 333-230143, filed on
	Insurance Company and Frank Russell Company	August 30, 2019

(h)(f)(1)	Service Agreement dated May 1, 2003 between	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective
	Fidelity Investments Institutional Operations	Amendment No. 1, File No. 333-133380, filed
	Company, Inc. and The Northwestern Mutual Life	August 8, 2006
Insurance Company

(h)(f)(2)	Amendment dated August 1, 2004 to the Service	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective
	Agreement dated May 1, 2003 between Fidelity	Amendment No. 1, File No. 333-133380, filed
	Investments Institutional Operations Company,	August 8, 2006
Inc. and The Northwestern Mutual Life Insurance
Company

(h)(h)(1)	Administrative Services Agreement dated	Exhibit (h)(h)(1) to Form N-6 Pre-Effective
	October 1, 2013 between Credit Suisse Securities	Amendment No. 1, File No. 333-230143, filed
	(USA) LLC and The Northwestern Mutual Life	August 30, 2019
Company

(i)	Not Applicable

(j)(a)	Shareholder Information Agreement dated	Exhibit (j)(a) to Form N-6 Post-Effective
	April 13, 2007 among Russell Investment	Amendment No. 7 for Northwestern Mutual
	Management Company on behalf of Russell	Variable Life Account II, File No. 333-136124, filed
	Investment Funds and The Northwestern Mutual	April 26, 2012
Life Insurance Company

(j)(b)	Amendment No. 1 dated October 20, 2008 to	Exhibit (j)(b) to Form N-6 Post-Effective
	Shareholder Information Agreement dated	Amendment No. 7 for Northwestern Mutual
	April 13, 2007 among Russell Fund Services	Variable Life Account II, File No. 333-136124, filed
	Company on behalf of Russell Investment Funds	April 26, 2012
and The Northwestern Mutual Life Insurance
Company

(j)(c)	Shareholder Information Agreement dated	Exhibit (j)(c) to Form N-6 Post-Effective
	April 13, 2007 among Fidelity Distributors	Amendment No. 7 for Northwestern Mutual
	Corporation on behalf of Fidelity® Variable	Variable Life Account II, File No. 333-136124, filed
	Insurance Products Fund and The Northwestern	April 26, 2012
Mutual Life Insurance Company

(j)(d)	Shareholder Information Agreement dated	Exhibit (j)(d) to Form N-6 Post-Effective
	April 16, 2007 among Northwestern Mutual	Amendment No. 7 for Northwestern Mutual
	Series Fund, Inc. and The Northwestern Mutual	Variable Life Account II, File No. 333-136124, filed
	Life Insurance Company	April 26, 2012

(j)(e)	Shareholder Information Agreement dated	Exhibit (j)(e) to Form N-6 Post-Effective
	October 16, 2007 among Neuberger Berman	Amendment No. 7 for Northwestern Mutual
	Management Inc. and The Northwestern Mutual	Variable Life Account II, File No. 333-136124, filed
	Life Insurance Company	April 26, 2012

(j)(f)	Shareholder Information Agreement dated	Exhibit (j)(f) to Form N-6 Post-Effective
	September 27, 2013 among Credit Suisse	Amendment No. 10 for Northwestern Mutual
	Securities (USA) LLC and The Northwestern	Variable Life Account II, File No. 333-136124, filed
	Mutual Life Insurance Company	on October 1, 2013

(j)(g)	Power of Attorney	Filed herewith

(j)(h)	NMIS/NM Annuity Operations Admin	Exhibit (b)(8)(i) to Form N-4 Post-Effective
	Agreement	Amendment No. 19 for NML Variable Annuity
Account A, File No. 333-72913, filed on April 22,
2008
(k)	Opinion and Consent of Chris K. Gawart	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and	Filed herewith
Redemption Procedures

Item 27. Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of April 1, 2020
Name	Address
John N. Balboni	Retired Senior Vice President & CIO
International Paper
105 E. Goodwyn
Memphis, TN 38111
Nicholas E. Brathwaite	Co-Found & Partner
Riverwood Capital
2494 Sand Hill Road
Building 7, Suite 100
Menlo Park, CA 94025
David J. Drury	Founding Partner
Wing Capital Group
330 S. Executive Drive,Suite 209
Brookfield, WI 53005
C-4

P. Russell Hardin	President
Robert W. Woodruff Foundation
191 Peachtree Street NE, Suite 3540
Atlanta, GA 30303
Hans Helmerich	Chairman
Helmerich & Payne, Inc.
1437 S. Boulder Avenue
Tulsa, OK 74119
Dale E. Jones	CEO & President
Diversified Search
1200 New Hampshire Avenue, NW
Suite 820
Washington, DC 20036
David J. Lubar	President & CEO
Lubar & Co.
833 E. Michigan Street
Suite 1500
Milwaukee, WI 53202
Randolph W. Melville	Retired Senior Vice President &
General Manager West Division
Frito-Lay North America
7901 Windrose Avenue, Unit 604
Plano, TX 75024
Jaime Montemayor	Chief Digital and Technology Officer
General Mills
One General Mills Boulevard
Minneapolis, MN 55426
Anne M. Paradis	Retired CEO
MicroTek, Inc.
72 Reservation Road
Sunderland, MA 01375
John E. Schlifske	Chairman, President & CEO
Northwestern Mutual
720 E. Wisconsin Avenue
Milwaukee, WI 53202
Aarti Shah	Senior Vice President,
Chief Information & Digital Officer
Eli Lilly
Lilly Corporate Center
Indianapolis, IN 46285
Mary Ellen Stanek	Managing Director & Director of Asset Management
Baird Advisors
Robert W. Baird & Co.
President-Baird Funds Inc.
777 E. Wisconsin Avenue
21st Floor
Milwaukee, WI 53202

S. Scott Voynich	Managing Partner
Robinson, Grimes & Company, PC
5637 Whitesville Road
P. O. Box 4299
Columbus, GA 31914
Ralph A. Weber	Founding Member
Gass, Weber, Mullins, LLC
241 N. Broadway
Suite 300
Milwaukee, WI 53202
Benjamin F. Wilson	Chairman
Beveridge & Diamond, P.C.
1350 I Street, NW
Suite 700
Washington, DC 20005
Juan C. Zarate	Chairman & Co-Founder
Financial Integrity Network
1919 M Street, NW, Suite 200
Washington, DC 20036

EXECUTIVE OFFICERS – As of April 1, 2020

John E. Schlifske	Chairman, President & Chief Executive Officer
Souheil Badran	Executive Vice President & Chief Operating Officer
Michael G. Carter	Executive Vice President, Chief Financial Officer & Chief Risk Officer
Timothy J. Gerend	Executive Vice President & Chief Distribution Officer
Aditi J. Gokhale	Executive Vice President & Chief Commercial Officer
John M. Grogan	Executive Vice President & Chief Product and Innovation Officer
Ronald P. Joelson	Executive Vice President & Chief Investment Officer
Todd M. Jones	Vice President & Controller
Raymond J. Manista	Executive Vice President; Chief Legal Officer, Chief Compliance
Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Neal Sample	Executive Vice President & Chief Information Officer

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of April 1, 2020 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.NML Variable Annuity Account A

2.NML Variable Annuity Account B

3.NML Variable Annuity Account C

4.Northwestern Mutual Variable Life Account

5.Northwestern Mutual Variable Life Account II

Northwestern Mutual Series Fund, Inc. (the "Funds"), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

Operating Subsidiaries

Mason Street Advisors, LLC(2)	Delaware	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	100.00
Northwestern Mutual Investment Management Company,	Delaware	100.00
LLC(2)
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	100.00
Northwestern Mutual Wealth Management Company(2)	United States	100.00
All Other Subsidiaries

1838938 Alberta Ltd. (2)	Canada	100.00
1890 Maple, LLC(2)	Delaware	100.00
3412 Exchange, LLC(2)	Delaware	100.00
45East11(2)	Cayman Islands	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	100.00
777 North Van Buren Condominium Association, Inc. (2)	Wisconsin	100.00
777 North Van Buren Parking, LLC(2)	Delaware	100.00
777 North Van Buren Retail, LLC(2)	Delaware	100.00
AFE Brentwood Park, LLC(2)	Delaware	100.00
Amber, LLC(2)	Delaware	100.00
Artisan Garden Apartments, LLC(2)	Delaware	100.00
Baraboo, Inc.(2)	Delaware	100.00
Bayridge, LLC(2)	Delaware	100.00
BCC Cancer Venture, LP(2)	Delaware	100.00
Bishop Square, LLC(2)	Delaware	100.00
Bradford II SPE, LLC(2)	Delaware	100.00
Bradford Master Association Inc. (2)	North Carolina	100.00
Brandwine Distribution, LLC (2)	Delaware	100.00
Burgundy, LLC(2)	Delaware	100.00
Cedarstone, LLC(2)	Delaware	100.00
Chateau, LLC(2)	Delaware	100.00
Chelsea Ventures, LLC(2)	Maryland	100.00
C – Land Fund, LLC(2)	Delaware	100.00
Coral, Inc.(2)	Delaware	100.00
Cortona Holdings, LLC(2)	Delaware	100.00
Cream City Venture Capital, LLC(2)	Delaware	100.00
Crosland Greens, LLC(2)	North Carolina	100.00
Dortmund, LLC(2)	Delaware	100.00
Fairfield Potomac Club, LLC(2)	Delaware	100.00
FB #2, LLC(2)	Maryland	100.00
FES, LLC(2)	Delaware	100.00
GRO, LLC(2)	Delaware	100.00
GRO-SUB, LLC(2)	Delaware	100.00
Hamptons PBG, LLC (2)	Delaware	100.00
Hazel, Inc.(2)	Delaware	100.00
Higgins, Inc.(2)	Delaware	100.00
Hobby, Inc.(2)	Delaware	100.00
Hollenberg 1, Inc.(2)	Delaware	100.00
Kristiana International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Logan, Inc.(2)	Delaware	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	California	100.00
C-7

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

Maroon, Inc.(2)	Delaware	100.00
Mason & Marshall, Inc.(2)	Delaware	100.00
Millbrook Apartments Associates L.L.C.(2)	Virginia	100.00
Model Portfolios, LLC(2)	Delaware	100.00
MPC Park 27 Industrial, LLC(2)	Florida	100.00
Network Office Cashiership, LLC(2)	Delaware	100.00
Nicolet, Inc.(2)	Delaware	100.00
NM BSA, LLC(2)	Delaware	100.00
NM Cancer Center GP, LLC(2)	Delaware	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	100.00
NM DFW Lewisville, LLC(2)	Delaware	100.00
NM Gen, LLC(2)	Delaware	100.00
NM GP Holdings, LLC(2)	Delaware	100.00
NM Green, LLC(2)	Delaware	100.00
NM Harrisburg, Inc.(2)	Pennsylvania	100.00
NM Imperial, LLC(2)	Delaware	100.00
NM Investment Holdings, LLC.(2)	Delaware	100.00
NM Lion, LLC(2)	Delaware	100.00
NM Majestic Holdings, LLC(2)	Delaware	100.00
NM Neptune, LLC(2)	Delaware	100.00
NM Pebble Valley LLC(2)	Delaware	100.00
NM QOZ Fund, LLC(2)	Delaware	100.00
NM RE Funds, LLC(2)	Delaware	100.00
NM Regal, LLC(2)	Delaware	100.00
NM Twin Creeks GP, LLC(2)	Delaware	100.00
NMC V Equity Fund, LP(2)	Delaware	100.00
NMC V Mezz Fund, LP	Delaware	100.00

NMC V GP, LLC(2)	Delaware	100.00
NM-Hemlock, LLC(2)	Delaware	100.00
NM-Jasper, Inc. (2)	Delaware	100.00
NM-Morristown, LLC(2)	Delaware	100.00
NM-RESA, LLC(2)	Delaware	100.00
NM-Pulse, LLC(2)	Delaware	100.00
NM-SAS, LLC(2)	Delaware	100.00
NM-Skye, LLC(2)	Delaware	100.00
NM-West Hartford, LLC(2)	Delaware	100.00
NML Development Corporation(2)	Delaware	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	100.00
NML Securities Holdings, LLC(2)	Wisconsin	100.00
NMLSP1, LLC(2)	Delaware	100.00
NMRM Holdings, LLC(2)	Delaware	100.00
North Van Buren, Inc.(2)	Delaware	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	100.00
Northwestern Ellis Company(2)	Nova Scotia	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP V, LLC(2)	Delaware	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund II, LP(2)	Delaware	100.00

NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)

(as of April 1, 2020)

Legal Entity Name	Domestic Jurisdiction	Owner %

Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund II, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	100.00
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	100.00
Northwestern Mutual Life Clubs Associated, Inc.(2)	Wisconsin	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Registry, LLC(2)	Delaware	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	100.00
NorthWoods Phase I, LLC(2)	Delaware	100.00
NorthWoods Phase II, LLC(2)	Delaware	100.00
NWM ZOM GP, LLC(2)	Delaware	100.00
NYLV, LLC(2)	Delaware	100.00
Osprey Links Golf Course, LLC(2)	Delaware	100.00
Osprey Links, LLC(2)	Delaware	100.00
Plantation Oaks MHC-NM, LLC(2)	Delaware	100.00
RE Corp.(2)	Delaware	100.00
Regency NM Johns Creek, LLC(2)	Delaware	100.00
Regina International Sales, Inc.(2)	U.S. Virgin Islands	100.00
Ruhl Financial Group, LLC(2)	Delaware	100.00
Russet, Inc.(2)	Delaware	100.00
Scotty, LLC(2)	Delaware	100.00
Seattle Network Office, LLC(2)	Delaware	100.00
Stadium and Arena Management, Inc.(2)	Delaware	100.00
Tapestry Condominium Owners Association, Inc. (2)	Tennessee	100.00
Tupelo, Inc.(2)	Delaware	100.00
Two Con Holdings, LLC(2)	Delaware	100.00
Two Con SPE, LLC(2)	Delaware	100.00
Two Con, LLC(2)	Delaware	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	100.00
Walden OC, LLC(2)	Delaware	100.00
West Huron Joint Venture(2)	Washington	100.00
White Oaks, Inc.(2)	Delaware	100.00

(1)Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2019, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)Subsidiary included in the consolidated financial statements.

(3)Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the "Portfolios"). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.

Item 29. Indemnification

(a)That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.

(b)Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC ("NMIS") provides substantially as follows:

B.Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as "NMIS Related Persons"), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.

This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

C.Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as "Company Related Persons"), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.

This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D.Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.

The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 30. Principal Underwriters

(a)NMIS is the principal underwriter of the securities of the Registrant. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811- 1668), the NML Variable Annuity Account C (811-21886), and the Northwestern Mutual Variable Life Account II (811-21933).

(b)As of February 18, 2020, the directors and officers of NMIS are as follows:

Name	Position
Lori M. Brissette	Vice President, Insurance and Annuity Client Services
Bradley L. Eull	Secretary
Don P. Gehrke	Vice President, Retail Investment Operations, Chief Operations Officer
Timothy J. Gerend	Executive Vice President, Chief Distribution Officer
Dean Hopp	Vice President, IPS Investment Programs
Fred Jambukeswaran	Chief Technology Officer
Susan Limbach	Assistant Treasurer
Kelly L. Martin	Treasurer and Financial and Operations Principal
Mark McNulty	NMIS Anti-Money Laundering Officer
Fawaz Rasheed	Chief Information Security Officer
John C. Roberts	Vice President, Distribution Performance
Sarah R. Schneider	Vice President, New Business
Eva Marie Schoenborn	President and Chief Executive Officer
David W. Simbro	Senior Vice President, Life, Annuity and Product Solutions
Justin Stipan	Senior Director Training and Implementation
Rebecca L. Sujecki	Assistant Treasurer
William H. Taylor	Vice President, Financial Planning and Sales
Rebecca Villegas	Vice President, NMIS Compliance, Chief Compliance Officer
Alan M. Werth	Third Party Sales Consultant
Becki Williams	Vice President, Advanced Markets
Terry R. Young	Assistant Secretary

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c)NMIS, the principal underwriter, received $834,668 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.

Item 31. Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 32. Management Services

There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 33. Fee Representation

The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 29th day of April, 2020.

NORTHWESTERN MUTUAL VARIABLE LIFE

ACCOUNT (Registrant)

By THE NORTHWESTERN MUTUAL LIFE

INSURANCE COMPANY (Depositor)

By: /s/ John E. Schlifske

John E. Schlifske,

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 29th day of April, 2020.

THE NORTHWESTERN MUTUAL LIFE

INSURANCE COMPANY (Depositor)

By: /s/ John E. Schlifske

John E. Schlifske,

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title
Chairman, Trustee and
/s/ John E. Schlifske	Chief Executive Officer;
John E. Schlifske	Principal Executive Officer
/s/ Michael G. Carter	Executive Vice President and
Michael G. Carter	Chief Financial Officer;
Principal Financial Officer
/s/ Todd Jones	Vice President and Controller;
Todd Jones	Principal Accounting Officer

/s/ John N. Balboni*	Trustee
John N. Balboni
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ David J. Drury*	Trustee
David J. Drury
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Hans Helmerich*	Trustee
Hans Helmerich
/s/ Dale E. Jones*	Trustee
Dale E. Jones
/s/ David J. Lubar*	Trustee
David J. Lubar
Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ John E. Schlifske*	Trustee
John E. Schlifske
Trustee
Artie Shah
/s/ Mary Ellen Stanek*	Trustee
Mary Ellen Stanek
/s/ S. Scott Voynich*	Trustee
S. Scott Voynich
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Benjamin F. Wilson*	Trustee
Benjamin F. Wilson
/s/ Juan C. Zurate*	Trustee
Juan C. Zurate

*By: /s/ John E. Schlifske

John E. Schlifske, Attorney in fact,

pursuant to the Power of Attorney filed herewith.

Each of the signatures is affixed as of April 29, 2020.

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-6

POST-EFFECTIVE AMENDMENT NO. 34 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

Exhibit	Description
(j)(g)	Power of Attorney	Filed herewith
(k)	Opinion and Consent of Chris K. Gawart, Esq.	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith